Registration No. 033-89188

Registration No. 811-03989

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 31	/ X /
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 84	/ X /

(Check appropriate box or boxes.)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

                    720 East Wisconsin Avenue, Milwaukee, Wisconsin                              53202

                      (Address of Depositor’s Principal Executive Offices)                            (Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer, and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Chad E. Fickett, Assistant General Counsel and Assistant Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-1209

Approximate Date of Proposed Public Offering                     Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2019 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Northwestern Mutual Variable Life Account under individual scheduled premium variable whole life insurance policies.

Prospectus

May 1, 2019

Variable CompLife®

Issued by The Northwestern Mutual Life Insurance Company

and the Northwestern Mutual Variable Life Account

This prospectus describes an individual scheduled premium Variable Whole Life Insurance Policy that combines a minimum guaranteed death benefit with additional protection in an integrated policy design (the “Policy”). You may choose to invest your Net Premiums in up to ten Divisions of the Northwestern Mutual Variable Life Account (the “Separate Account”), each of which invests in one of the corresponding Portfolios listed below:

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Russell Investment Funds

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Strategic Bond Fund

Russell Investment Funds LifePoints®

Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Please note that the Policy and the Portfolios are not guaranteed to achieve their goals and are not federally insured. The Policy and the Portfolios have not been endorsed by any bank or government agency and are subject to risks, including loss of the principal amount invested.

This Policy is subject to the law of the state in which it is issued. Some of the terms of the Policy may differ from the terms of the Policy delivered in another state because of state specific legal requirements. Areas where state specific Policy provisions may apply include, but are not limited to:

•	certain investment options and certain Policy features; and
•	portfolio transfer rights.

Please read carefully this prospectus and the accompanying prospectuses for the corresponding Portfolios and keep them for future reference. These prospectuses provide information that you should know before investing in the Policy. No person is authorized to make any representation in connection with the offering of the Policy other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this prospectus is accurate or complete. It is a criminal offense to state otherwise.

We no longer issue the Policy described in this prospectus.

The variable life insurance policies we presently offer are described in separate prospectuses.

Beginning on or after January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232 option 4, free of charge. Instead, your Portfolio annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Portfolio. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your policy or contract.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the back cover of this prospectus.

Contents of this Prospectus

Variable CompLife®

•	Variable Whole Life Policy
•	Minimum Guaranteed Death Benefit with Additional Protection

Summary of Benefits and Risks

The following summary identifies some of the benefits and risks of the Policy. It omits important information which is included elsewhere in this prospectus, in the attached mutual fund prospectuses, and in the terms of the Policy. Unless clear from their context or otherwise appropriate, all of the capitalized terms used in this prospectus are defined herein or at the end of this prospectus in the Glossary of Terms.

Benefits of the Policy

Death Benefit    The primary benefit of your Policy is the life insurance protection that it provides. The Policy combines a Minimum Guaranteed Death Benefit with Additional Protection. We guarantee the Minimum Guaranteed Death Benefit for the lifetime of the Insured so long as premiums are paid when due and no Policy Debt is outstanding. We guarantee the Additional Protection for a period of years defined in the Policy. Your Policy may also include variable paid-up additional insurance. Any Excess Amount or any adjustment required for certain tax purposes may also increase your Death Benefit. Death Benefit amounts paid will be reduced by any Policy Debt outstanding. (See “Death Benefit”).

Access to Your Values    The Policy provides access to Cash Value during the lifetime of the Insured. You may surrender your Policy for the Cash Value at any time during the lifetime of the Insured. We will permit partial surrenders so long as the Policy continues to meet our minimum size requirements. You may make a withdrawal from the Policy if the Excess Amount is sufficient. You may borrow an amount from the Company up to 90% of your Policy’s Cash Value using the Policy as security. (See “Policy Loans, Automatic Premium Loans, and Withdrawals”).

Flexibility    You may increase the scheduled premium, or pay optional unscheduled additional premiums, at any time before the Policy Anniversary nearest to the Insured’s 85th birthday, subject to our insurability requirements and issue limits. You may reduce or suspend payment of premiums within the limits provided in the Policy. You may direct the allocation of your premiums and apportion the Separate Account assets supporting your Policy among the various Divisions of the Separate Account, using as many as 10 Divisions at any time. Subject to certain limits, you may transfer accumulated amounts from one Division to another as often as 12 times in a Policy Year.

Optional Benefits    You may select two optional benefits for purchase under the Policy, a Waiver of Premium Benefit and an Additional Purchase Benefit. These optional benefits may not be available in all states. These optional benefits are not available for all Issue Ages and underwriting classifications.

Income Plan Options    There are several ways of receiving proceeds under the Death Benefit and surrender provisions of the Policy, other than in a lump sum. More detailed information concerning these options is included elsewhere in this prospectus. You may also call our Income and Maturity Services Department at 1-866-269-2950 for more information.

Tax Benefits    You are generally not taxed on your Policy’s investment gains until you surrender the Policy or make a withdrawal. (See “Tax Treatment of Life Insurance”).

Risks of the Policy

Investment Risk    Your Policy allows you to participate in the investment experience of the Divisions you select. You bear the corresponding investment risks. You will be subject to the risk that the investment performance of the Divisions will be unfavorable and that, due both to the unfavorable performance and the resulting higher insurance charges, the Cash Value and Policy Value will decrease. You could lose everything you invest. You may find a comprehensive discussion of these investment risks in the attached mutual fund prospectuses. You will also be subject to the risk that the investment performance of the Divisions you choose may be less favorable than that of other Divisions, and in order to keep the Additional Protection from decreasing, you may be required to pay more premiums than originally planned.

Default Risk    Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits in excess of Invested Assets in the Separate Account are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.

Policy for Long-Term Protection    Your Policy is designed to serve your need for long-term life insurance protection. It is not a suitable vehicle for short-term goals. We have not designed the Policy for frequent trading.

Policy Lapse    Your Policy will lapse if you do not pay sufficient premium to keep it in force. Favorable investment experience may reduce the amount of premium you need to pay to keep the Policy in force, but we do not guarantee investment experience. Policy loans or withdrawals may increase the premium required to keep the Policy in force.

Policy Loan Risks    A loan, whether or not repaid, will affect your Cash Value and Policy Value over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Policy Value while there is Policy Debt.

Variable CompLife® Prospectus	1

The effect of a loan may be either favorable or unfavorable, depending on whether the earnings rate credited to the loan amount is higher or lower than the investment performance of the unborrowed amounts left in the Divisions. The Death Benefit is reduced by the amount of any Policy Debt outstanding. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly.

Limitations on Access to Your Values    We will deduct a surrender charge if you request a surrender or partial surrender of your Policy, or the Policy becomes paid-up insurance before the payment of the premium due at the start of the 15th Policy Year. We permit withdrawals only if the Excess Amount is sufficient. The minimum amount for a withdrawal is $250. A maximum of four withdrawals is permitted per Policy Year. A partial surrender or withdrawal will reduce the Death Benefit.

Adverse Tax Consequences    Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this prospectus. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code. Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% premature withdrawal penalty if taken before the Owner attains age 59½. Moreover, if excessive Policy loans cause a Policy to terminate, a tax liability may arise as a result with no value in the Policy with which to pay the tax liability. In addition, please note that you may no longer change Insureds on your Policy, unless you exchange your Policy for a new policy with the mortality tables recognized by the Internal Revenue Service when satisfying the definitional test for life insurance. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations”).

Risk of an Increase in Current Fees and Expenses    Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount of premiums to keep the Additional Protection from decreasing.

Fee and Expense Tables

The following tables describe the fees and expenses that are payable when a Policy is bought, owned, or surrendered. See “Deductions and Charges” for a more detailed description.

Transaction Fees

The first table describes the fees and expenses that are payable when you pay premiums, withdraw Excess Amount, surrender the Policy, make partial surrenders, or transfer amounts between the Divisions.

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
State Premium Tax Charge	Upon each Premium Payment	2% of premiums[1]	3.5% of the premium (includes both “State Premium Tax Charge” and “Other Premium Expense Charge”)
Other Premium Expense Charge[2]	Upon each Premium Payment	0.85% of premiums[1]
Sales Load	Upon each Premium Payment	4.5% of the premium	4.5% of the premium
Administrative Charge for Withdrawals	Upon a withdrawal of Excess Amount	Currently waived	$25
Administrative Surrender Charge	Upon surrender, change to paid-up insurance, or partial surrender	$216 plus $1.08 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection for the first Policy Year, graded down linearly each year to zero at the beginning of the tenth Policy Year	Same as current charge

2	Variable CompLife® Prospectus

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
Premium Surrender Charge[3]	Upon surrender, change to paid-up insurance, or partial surrender before payment of a scheduled premium that is due at the beginning of the fifteenth Policy Year

Up to 40% of the sum of an annual premium for the Minimum Guaranteed Death Benefit (exclusive of the Policy Fee and exclusive of any charge for extra mortality) plus a term insurance premium for the initial amount of Additional Protection

Minimum: $0.26 per $1000 of Minimum Guaranteed Death Benefit (for a female, Issue Age 1, after the year 14 Premium Payment) plus $0.08 per $1000 of Additional Protection

Maximum: $38.16 per $1000 of Minimum Guaranteed Death Benefit plus $26.30 per $1000 of Additional Protection (for a male, Issue Age 75, Premier Tobacco or Preferred Tobacco, after 5-10 years of Premium Payments)

Representative: $5.05 per $1000 of Minimum Guaranteed Death Benefit plus $0.76 per $1000 of Additional Protection (for a male, Issue Age 35, Premier Non-Tobacco or Preferred Non-Tobacco, after 5-10 years of Premium Payments)

Same as current charge
Fee for Transfer of Assets	Upon transfer of assets among the Divisions	Currently waived	$25
Expedited Delivery Charge[4]	When express mail delivery is requested	$15 per delivery (up to $45 for next day, a.m. delivery)	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[5]
Wire Transfer Fee[4]	When a wire transfer is requested	$25 per transfer (up to $50 for international wires)	$50 per transfer (up to $100 for international wires) adjusted for inflation[5]

[1]	See “Information about the Policy—Premiums” for more information.
[2]

This charge was previously referred to as the “OBRA Expense Charge.” Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA..

[3]

The premium surrender charge is a percentage of the surrender charge base, the amount of which will vary depending upon whether you suspended the payment of scheduled premiums at any time during the first five Policy Years. The premium surrender charge percentage varies by Issue Age and typically increases between Policy Years one through five, remains levels in Policy Years five through ten, and declines in Policy Years eleven through fifteen to zero. For more information on the calculation of the premium surrender charge, see “Surrender Charges” in this prospectus.

[4]	This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.
[5]

The Maximum Guaranteed Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Maximum Guaranteed Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2009. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.

Periodic Charges (Other than Portfolio Operating Expenses)1

The table below describes the fees and expenses, other than operating expenses for the Portfolios, that you will pay periodically during the time that you own the Policy.

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
Charge for Administrative Costs	At Policy Date and annually on the Policy Anniversary	$60	$84 plus $0.12 per $1,000 of both the Minimum Guaranteed Death Benefit and the Additional Protection
Charge for Issuance Expenses	At Policy Date and annually on the Policy Anniversary for each of the first ten Policy Years	$24 plus $0.12 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection	Same as current amount
Charge for Guarantee of the Minimum Guaranteed Death Benefit	At Policy Date and annually on the Policy Anniversary	$0.12 per $1,000 of Minimum Guaranteed Death Benefit	Same as current amount

Variable CompLife® Prospectus	3

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
Charge for Cost of Insurance—Maximum and Minimum[2] Charge for Cost of Insurance—Representative[2]	At Policy Date and annually on the Policy Anniversary

Maximum: $1,000 per $1,000 of net amount at risk (at age 99)[3]

Minimum: $0.69 per $1,000 of net amount at risk (for a female Insured age 10)[3]

Representative: $5.86 per $1,000 of net amount at risk (for a male Insured age 52 in the Premier Non-Tobacco or Preferred Non-Tobacco underwriting classification)[3]

Same as current amount
Charge for Mortality and Expense Risks	Daily	Annual rate of .45% of the assets of the Separate Account[3]	Annual rate of .60% of the assets of the Separate Account
Charge for Waiver of Premium Rider[4]	At Policy Date and annually on the Policy Anniversary to age 65	Maximum: 5.1% of premium (Issue Age 57) Minimum: 1.3% of premium (Issue Age 0-9) Representative: 2.5% of premium (Issue Age 35)	Same as current amount
Charge for Additional Purchase Benefit[4]	At Policy Date and annually on the Policy Anniversary to age 40	Maximum: $2.21 per $1,000 of the benefit (Issue Age 38)[5] Minimum: $0.54 per $1,000 of the benefit (Issue Age 0)[5] Representative: $0.54 per $1,000 of the benefit (the most common Issue Age is 0)	Same as current amount
Extra Premium for Insureds Who Qualify as Sub-Standard Risks[4]	At Policy Date and annually on the Policy Anniversary and with each unscheduled premium

Up to $53.63 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection plus up to 37.2% of any (optional) additional premium[6]

Maximum: $53.63 per $1,000 of the Minimum Guaranteed Death Benefit and Additional Protection plus 10.3% of additional premium paid (for a male, Issue Age 75, Class 9 Non-Tobacco or Class 7 Tobacco, with additional premium paid at age 75)

Minimum: $0.66 per $1,000 of the Minimum Guaranteed Death Benefit and Additional Protection plus 5.6% of additional premium paid (for a female, Issue Ages 0-3, Class 1 Non-Tobacco, with additional premium paid at ages 0-15)

Representative: $3.76 per $1,000 of the Minimum Guaranteed Death Benefit and Additional Protection plus 10.1% of additional premium paid (for a male, Issue Age 35, Class 2 Non-Tobacco or Standard Plus Tobacco, with additional premium paid at age 44)

Same as current amount
Charge for Mortality and Expense Risks and Expenses for Loans[7]	Daily	Annual rate of 0.90% of Policy Debt[3]	Annual rate of 1.00% of Policy Debt

[1]	Some fees and expenses, such as fees applicable in Policy Years prior to your current Policy Year, may no longer apply because the Policy is no longer issued.
[2]

See “Deductions and Charges—Charges Against the Policy Value” for more information about how we determine cost of insurance rates. The cost of insurance is based on factors including but not limited to the Insured’s Attained Age, underwriting classification, the 1980 CSO Mortality Table and the net insurance amount at risk. The cost of insurance rate shown in the table may not be representative of the charge that a particular Owner may pay. Generally, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women. The net amount at risk is the projected Death Benefit, discounted at a net annual rate of 4%, less the sum of the Policy Value and the Cash Value of any paid-up insurance. The projected Death Benefit is the Death Benefit at the end of the Policy Year, assuming a 4% net annual growth rate. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).

[3]

The amounts of these deductions may be effectively reduced by the dividends we may pay on in-force Policies. The dividends we currently pay are reflected in illustrations we provide. You may request an illustration from your Financial Representative. We do not guarantee future dividends. (See “Annual Dividends”).

[4]

The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charges for Waiver of Premium Rider and Additional Purchase Benefit do not vary by sex. Generally, these charges increase for older Issue Ages except that the charge for Waiver of Premium rider does not increase after age 57. In addition, higher rates may apply to substandard underwriting classifications.

[5]	The maximum benefit amount is $100,000.
[6]	Varies by age and underwriting classification.
[7]

This charge is a loan interest spread; that is, the difference between the interest charged and the amount credited to the Policy. This amount is deducted from Invested Assets. (See “Policy Loans and Automatic Premium Loan—General Loan Terms”).

4	Variable CompLife® Prospectus

Annual Portfolio Operating Expenses

The table below shows the range (minimum and maximum) of total operating expenses, including investment advisory fees, distribution (12b-1) fees and other expenses of the Portfolios that you may pay periodically during the time you own the Policy. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2018. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.42%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.21%

*

The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Total Annual Portfolio Operating Expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Deductions and Charges” section.

The Company

The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual were over $272 billion as of December 31, 2018. The Home Office of Northwestern Mutual is located is at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

“Northwestern Mutual,” “Company,” “we,” “us,” and “our” in this prospectus mean The Northwestern Mutual Life Insurance Company.

General Account assets are used to guarantee the payment of certain benefits under the Policy, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to Invested Assets in the Separate

Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policy. The General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the Separate Account by action of our Trustees on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. We have divided the Separate Account into Divisions, each of which invests in shares of one Portfolio of the Funds.

Under Wisconsin law, Separate Account assets are held separate from our other assets and are not part of our General Account. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Division reflect that Division’s own investment performance and not the investment performance of our other assets. We may not use the Separate Account’s assets to pay any of our liabilities other than those arising from the Policies and any other variable life insurance Policies funded by the Separate Account. We may, however, use all of our assets (except those held in certain other separate accounts) to satisfy our obligations under your Policy.

Where permitted by law and subject to any required regulatory approvals or votes by Owners, we reserve the right to:

•	operate the Separate Account or a Division either as a unit investment trust or a management investment company under the 1940 Act, or in any other form permitted by law, if deemed by the Company to be in the best interest of Owners;

Variable CompLife® Prospectus	5

•	invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio already purchased or to be purchased;

•	transfer cash from time to time between the General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Policy, including but not limited to transfers for the deduction of charges and in support of payment options;

•	transfer assets of the Separate Account in excess of reserve requirements applicable to the Policies supported by the Separate Account to the General Account (Invested Assets remaining in the Separate Account necessary to fulfill its obligations under the Policy are not subject to claims against or losses in the General Account);

•	register or deregister the Separate Account under the 1940 Act or change its classification under that Act;
•	create new separate accounts;

•	add, delete or make substitutions for the securities and other assets held or purchased by the Separate Account;

•	restrict or eliminate any voting rights of Owners or other persons having voting rights as to the Separate Account; and

•	make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Policy and take other actions necessary to comply with applicable law.

The Funds

A variety of investment options are made available under the Policy for the allocation of your premiums. However, the Company does not endorse or recommend any particular option, nor does it provide investment advice. You are responsible for choosing your investment options and should make your choices based on your individual situation and risk tolerances. After making your initial allocation decisions, you should monitor your allocations and periodically review the options you select and the amounts allocated to each to ensure your selections continue to be appropriate. The amounts you invest in a particular Division are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money.

The assets of each Division are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; Russell Investment Funds; and Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Policy may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Policy. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

The investment objectives of each Portfolio are set forth below. There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of each Portfolio, in the attached Portfolio prospectuses. Read the prospectuses for the Portfolios carefully before investing. Please see the prospectuses for the Portfolios for a discussion of the potential risks and conflicts presented by the use of a Portfolio as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc. (the “Series Fund”)

The principal investment adviser for the Portfolios of the Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Series Fund. MSA employs a staff of investment professionals to manage the assets of the Series Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Series Fund for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	Mellon Investments Corporation
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Wellington Management Company LLP

6	Variable CompLife® Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	FIAM LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized may be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited
Government Money Market Portfolio(1)	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio(2)	High current income and capital appreciation	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

(1)

Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.

(2)	High yield bonds are commonly referred to as junk bonds.

Variable CompLife® Prospectus	7

Fidelity® Variable Insurance Products

The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (FMR). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust

The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Portfolio	Investment Objective
Sustainable Equity Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria

Russell Investment Funds

The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC (“RIM”). RIM is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
U.S. Strategic Equity Fund	Long-term growth of capital
U.S. Small Cap Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
International Developed Markets Fund	Long-term growth of capital
Strategic Bond Fund	Provide total return
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long-term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above-average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation; and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust

The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive

We select the Portfolios available through this Policy based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of accumulated amounts if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Series Fund has been included in part because it is managed by a subsidiary of the Company.

8	Variable CompLife® Prospectus

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Policy Value of your Policy resulting from the performance of the Portfolios you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors. (See the Portfolios’ prospectuses for more information.) As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates, which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is available through the Policy. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Policies and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Policies and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease a Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser or sub-adviser of a Portfolio (or of an underlying fund in which a Portfolio invests) or its affiliate may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

Information About the Policy

We are no longer issuing this Policy.

This prospectus describes the material provisions of the Policy. You should consult your Policy for more information about its terms and conditions, and for any state specific variations that may apply to your Policy.

The Policy Design

The Policy combines a Minimum Guaranteed Death Benefit with Additional Protection in an integrated policy design. The Minimum Guaranteed Death Benefit represents permanent life insurance guaranteed for the lifetime of the Insured if premiums are paid when due and no Policy Debt is outstanding. The Additional Protection is guaranteed for a period of years which depends on the sex and underwriting classification and age of the Insured when the Policy is issued and the relative proportions of Minimum Guaranteed Death Benefit and Additional Protection. For an Insured aged less than 43, the guaranteed period is not less than ten years. The guaranteed period is stated in the Policy. It is generally longer for younger Insureds and shorter for older Insureds, but will not be less than six years, or more than 46 years.

We place Net Premiums in the Divisions you select. The Net Premiums increase the Policy Value. The Policy Value is the cumulative amount invested, adjusted for investment results, reduced by any charges, including the cost of insurance, which is based on the net amount at risk. The net amount at risk is the Projected Insurance Amount divided by 1.04, less the Policy Value. The Projected Insurance Amount is what the insurance amount would be at the end of the year assuming a 4% annual effective interest rate on invested amounts. The cost of insurance also reflects the Attained Age of the Insured each year. If you pay premiums when they are due, and investment experience is favorable, the Policy Value will increase year by year.

We have designed the Policy so that the increase in Policy Value over time should reduce the net amount at risk. The reduction in the net amount at risk offsets the rising cost of the mortality risk as the age of the Insured increases, reducing the total cost of insurance which we subtract from the Policy Value each year. The change in the Policy Value will depend, in part, on the investment performance of the Divisions you choose. Investment experience is not guaranteed. If investment experience does not produce a sufficient rate of return, the amount of Additional Protection will be reduced in later Policy Years, or you will need to pay additional premium to keep the Additional Protection from falling.

For a typical Policy the average annual net investment rate of return required to maintain the initial amount of Additional Protection, without additional premium, should be between 4% and 6%, based on the current charges and dividend scale as of the year the Policy was issued. You may request a sales illustration to show the impact on the Additional Protection of a particular average annual net investment rate of return. (See “Illustrations”). Any excess Policy Value (“Excess Amount”) is simply added to the Death Benefit and the Cash Value, dollar for dollar, unless a greater increase in the Death Benefit is required to meet tax requirements for life insurance. (See “Excess Amount” and “Tax Considerations”).

The Policy also allows you to pay additional premiums that may be used to increase Policy Value or, subject to the

Variable CompLife® Prospectus	9

insurability of the Insured, to purchase variable paid-up additional insurance. We calculate the values for the additional insurance separately from those which support the initial amount of insurance. The values for the variable paid-up additional insurance do not affect the Policy Value.

Requirements for Insurance

The minimum amount required for the Minimum Guaranteed Death Benefit is $100,000, reduced to $50,000 if the Insured was below age 15 or over age 59 at issue. If the initial premium was at least $10,000 ($5,000 for ages below 15), the required minimum for the Minimum Guaranteed Death Benefit was $1,000. A lower minimum also may have applied in some other circumstances and would apply if the Policy was purchased for an employer-sponsored benefit plan. (See “Special Policy for Employers”). In all cases, the Minimum Guaranteed Death Benefit must be at least $1,000.

Premiums

The Policy provides for a level scheduled premium to be paid annually at the beginning of each Policy Year. Premiums are payable at our Home Office. You may send Premium Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Premium Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Premium Payment. We generally will not accept cash, money orders, traveler’s checks or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Premium Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Premium Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Policy Value. If mandated under applicable law, we may be required to reject a Premium Payment. We may accept a Premium Payment at the direction of the Owner, however, even if it would cause the Policy to be classified as a modified endowment contract. If we receive a Premium Payment before its due date in circumstances where allocating such Premium to your Policy could result in your Policy failing to qualify as life insurance or being classified as a modified endowment contract, or where the Premium Payment was intended to be applied as of its due date, depending on your or your Financial Representative’s instructions we may hold the Premium or partial Premium Payment in a non-interest bearing account until its due date, at which time we will allocate your payment to the Divisions. We may also be required to provide information about you and your account to government regulators.

We accept Premium Payments via our website if eligible. Electronic payments via our website must be made in accordance with our current procedures. However, we are not required to accept electronic payments, and we will not be responsible for losses resulting from transactions based on unauthorized electronic payments, provided we follow procedures reasonably designed to verify the authenticity of electronic payments. For more information on electronic payments see “Owner Inquiries.” We reserve the right to limit, modify, suspend or terminate the ability to make payments via our website at any time.

Although we do not anticipate delays in our receipt and processing of premiums, we may experience such delays to the extent premiums are not received at our Home Office on a timely basis. Such delays could result in delays in the allocation of premiums. (See “Allocations to the Separate Account”).

By administrative practice, we accept premiums on a monthly, quarterly or semi-annual schedule, and we permit Premium Payment under an authorized payment plan by electronic funds transfer from your bank. Even if you pay premiums more frequently than annually, we place the scheduled net annual premium in the Separate Account at the beginning of each Policy Year. We advance this amount on this date and we are reimbursed as we receive your Premium Payments during the Policy Year. You have no obligation to repay the amount that we have advanced, but failure to pay the premiums when due will cause (1) scheduled Premium Payments to be suspended (subject to the conditions described later in this section), (2) if previously chosen by you, the Policy to continue in force as a reduced amount of paid-up insurance, (3) if the Automatic Premium Loan provision is currently in effect, an automatic premium loan (see “Policy Loans, Automatic Premium Loans, and Withdrawals”) to pay an overdue premium if the premium is less than the maximum amount available for a new loan, or (4) the Policy to terminate. If you do not pay premiums when they are due, we will reduce the Separate Account assets supporting the Policy to reflect the premiums due later in the Policy Year. This will result in the Company reclaiming the amount of any premium previously advanced for later in the Policy year.

Premiums you pay other than on an annual basis are increased to (1) reflect the time value of money, based on an 8% per annum interest rate, and (2) cover the administrative costs to process the additional Premium Payments. A monthly premium is currently equal to the annual premium times .0863 plus 50 cents. You may pay monthly premiums only through an automatic payment plan arranged with your bank or via other means approved by us pursuant to our administrative procedures, which may be revoked at any time with or without notice. A quarterly premium is currently equal to the annual premium times .2573 plus $2.00. A semi-annual premium is equal to the annual premium times .5096 plus $1.35. For any frequency other than annual, the annual percentage rate (“APR”) will depend on the amount of the annual premium and the Premium Payment frequency. For monthly premiums, the APR will be between 7.71% and 12.88%. For quarterly premiums, the APR will be between 7.81% and 16.48%. For semi-annual premiums, the APR will be between 7.83% and 12.38%. You may obtain information about APR calculations for premiums paid other than annually from your Northwestern Mutual Financial Representative. The APR calculation is also available through www.northwesternmutual.com.

10	Variable CompLife® Prospectus

The following table shows examples of annual and periodic premiums, the excess of the annual sum of the periodic premiums over the annual premiums and the APR.

Annual Premium	Periodic Premium	Annual Sum of Periodic Premiums	Annual Sum of Periodic Premiums Minus the Annual Premium	Annual Percentage Rate (APR)
	MONTHLY PREMIUMS
$1,000.00	$86.80	$1,041.60	$41.60	9.00%
5,000.00	432.00	5,184.00	184.00	7.97%
10,000.00	863.50	10,362.00	362.00	7.84%
QUARTERLY PREMIUMS
1,000.00	259.30	1,037.20	37.20	9.96%
5,000.00	1,288.50	5,154.00	154.00	8.24%
10,000.00	2,575.00	10,300.00	300.00	8.03%
SEMIANNUAL PREMIUMS
1,000.00	510.95	1,021.90	21.90	8.96%
5,000.00	2,549.35	5,098.70	98.70	8.06%
10,000.00	5,097.35	10,194.70	194.70	7.94%

Scheduled Premium, Unscheduled Premium and Additional Protection    The scheduled premium includes the premium for the Minimum Guaranteed Death Benefit and, depending on your Policy, the premium for Additional Protection. Additional Protection is additional insurance coverage guaranteed for a certain number of years provided Premium Payments are made when due and dividends are used to increase Policy Value. The amount of the scheduled premium depends on the amount of the Minimum Guaranteed Death Benefit (see “Death Benefit”) and the amount of Additional Protection, as well as the Insured’s age and underwriting classification. The amount of the scheduled premium also reflects the sex of the Insured except where state or federal law requires that premiums and other charges and values be determined without regard to sex. We send a notice to you not less than two weeks before each premium is due.

In addition to the premium required for the Minimum Guaranteed Death Benefit and any Additional Protection, the scheduled premium may include additional premium to purchase paid-up additional insurance or to increase the Policy Value, as directed by the Owner. The scheduled premium will also include the premium required for any additional benefit included as part of the Policy. We will reduce the additional premium included in the scheduled premium at any time upon your request unless required for any additional benefit. You may increase the additional premium included in the scheduled premium, or you may pay optional unscheduled additional premiums, at any time before the Policy Anniversary nearest to the Insured’s 85th birthday, subject to our insurability requirements and issue limits.

Policies that include Additional Protection are subject to a minimum premium (as part of their scheduled premium) that is equal to 70% of the premium for a Policy if it consisted solely of Minimum Guaranteed Death Benefit (the “70% requirement”). The premium for the Additional Protection is two times the cost of term insurance (for the Insured’s age when the Policy was issued using the Cost of Insurance rates in your Policy) as long as this premium for Additional Protection in combination with the premium for the Minimum Guaranteed Death Benefit meets the 70% requirement. If this combination does not meet the 70% requirement, the premium for Additional Protection is increased to meet the 70% requirement. In this case, the amount by which the premium is increased, after deductions, is used to increase the Policy Value.

If the Policy includes Additional Protection, after the guaranteed period we may reduce the amount of Additional Protection if Policy Value does not exceed a certain amount as described in the Policy. To prevent a reduction of the amount of Additional Protection, we may require an increased premium determined as of the date 25 days before the Policy Anniversary. In this case you are entitled to pay the increased premium required to keep the Additional Protection from falling until the Insured reaches age 80, but this right terminates as of the first Policy Anniversary on which you do not pay the increased premium when it is due.

The following table shows representative annual premiums for a Policy with an initial Death Benefit amount of $400,000, divided equally between Minimum Guaranteed Death Benefit and Additional Protection, for males at three ages, where Insureds are not substandard risks. This disclosure is intended to provide an example of the amounts of premium for Additional Protection relative to overall premium. Note that the Total Premium amount will be at least 70% of the premium that would be required for a $400,000 Policy without Additional Protection.

Variable CompLife® Prospectus	11

Age at Issue	Minimum Guaranteed Death Benefit	Premium for Minimum Guaranteed Death Benefit	Additional Protection	Premium for Additional Protection	Total Premium
	SELECT or PREMIER NON-TOBACCO or PREFERRED NON-TOBACCO
15	$200,000	$1,292	$200,000	$588	$1,880
35	200,000	2,610	200,000	1,010	3,620
55	200,000	6,618	200,000	3,320	9,938
	STANDARD PLUS or STANDARD PLUS NON-TOBACCO
15	$200,000	$1,406	$200,000	$608	$2,014
35	200,000	2,874	200,000	1,118	3,992
55	200,000	7,196	200,000	4,428	11,624
	STANDARD or PREMIER TOBACCO or PREFERRED TOBACCO
15	$200,000	$1,612	$200,000	$740	$2,352
35	200,000	3,362	200,000	1,310	4,672
55	200,000	8,650	200,000	6,380	15,030

Suspension of Premium Payments    You may suspend payment of scheduled premiums, at your option, if, as of 25 days prior to the Policy Anniversary on or before the due date of the premium, (1) the Excess Amount (see “Excess Amount”) equals or exceeds one year’s minimum scheduled premium (premium for the Minimum Guaranteed Death Benefit and the Additional Protection), plus the premium for any additional benefit, and (2) the Policy Value exceeds an amount that, at 6% interest, provides for future insurance coverage under your Policy, and future charges for expenses and additional benefits, and (3) no withdrawals are made after a date 25 days prior to the previous Policy Anniversary. Any required unpaid premium or charges may reduce your Policy Value upon suspension. While payment of premiums is suspended, certain charges ordinarily deducted from premiums will reduce the Policy Value instead at a pre-established rate set forth in your Policy. These rates may be different than charges applicable to premiums not under Premium Suspension. You may resume payment of scheduled premiums as of any Policy Anniversary and may be required to do so if the Excess Amount, as of a date 25 days prior to the Policy Anniversary, is determined to be less than one year’s minimum scheduled premium plus the premium for any additional benefit. You may pay unscheduled additional premiums while suspension of scheduled premiums is in effect, subject to our insurability requirements and issue limits.

Grace Period    The Policy provides for a grace period of 31 days for any premium that is not paid when due. The Policy remains in force during this period. If you pay a premium during the grace period, the values for the Policy will be the same as if you had paid the premium when it was due. If you do not pay the premium within the grace period, and the Policy does not qualify for premium suspension, the Policy will terminate as of the date when the premium was due and will no longer be in force, unless it is continued as paid-up insurance. (See “Paid-Up Insurance”).

Death Benefit

General    The Death Benefit for a Policy will equal the sum of (1) the amount of the Minimum Guaranteed Death Benefit (see below), (2) the amount of any Additional Protection in effect (see “Premiums—Scheduled Premium and Additional Protection”), (3) any Excess Amount of Policy Value (see “Excess Amount”), and (4) the amount of any paid-up additional insurance (see “Policy Value and Paid-Up Additional

Insurance”), unless a higher amount is required by the Internal Revenue Code (see “Tax Considerations”). The amount payable under the Death Benefit is reduced by the amount of any Policy Debt outstanding and, if premiums are not paid on an annual basis, an adjustment for premiums used to purchase paid-up additional insurance that are due later in the Policy Year.

Minimum Guaranteed Death Benefit    The Minimum Guaranteed Death Benefit you select when the Policy is issued will neither increase nor decrease, regardless of the investment experience of the Divisions, so long as you pay scheduled premiums when they are due and no Policy Debt is outstanding. There is a charge for guaranteeing the Minimum Guarantee Death Benefit. (See “Deductions and Charges–Deductions from Premiums”). In setting the premium rates for the Minimum Guaranteed Death Benefit, we have assumed that the Separate Account assets will grow at a net annual rate of 4% after adjusting for the Separate Account charges and the expenses of the Portfolios in which the Divisions invest. (See “Deductions and Charges—Charges Against the Separate Account Assets”). We bear the risk that the rate of growth will be less. A higher rate of growth results in an increase in the Policy Value.

Policy Value and Excess Amount    The Policy Value is the cumulative Net Premiums for the Minimum Guaranteed Death Benefit and the Additional Protection, including any additional Net Premiums or Policy dividends which have been used to increase the Policy Value: (1) adjusted for investment experience; (2) less the cost of insurance which we deduct from the Policy Value on each Policy Anniversary; and (3) less any other charges. Therefore, the investment performance of the Portfolios, as well as the charges and expenses under your Policy, may decrease your Policy Value and/or your Death Benefit. If your Policy Value exceeds the amount needed to support the Minimum Guaranteed Death Benefit and Additional Protection, if any, due to favorable investment results or from additional premiums or dividends used to increase Policy Value, you will have an Excess Amount. (See “Excess Amount”). Any Excess Amount will increase the Death Benefit for the Policy, dollar-for-dollar, unless your Policy would not meet the definitional requirements for life insurance under the Internal Revenue Code (see below). The Policy Value and any Excess Amount change daily. The Policy Value and Excess Amount on the date of death will be used in the calculation of the Death Benefit.

12	Variable CompLife® Prospectus

Additional Protection    The Additional Protection included in a Policy when it is issued will not increase by reason of investment experience more favorable than the assumed 4% net annual rate of growth. It will not decrease, regardless of investment experience, until expiration of the guaranteed period, so long as you pay scheduled premiums when they are due and no Policy Debt is outstanding. A condition for this guarantee is that you must use any dividends paid on the Policy to increase Policy Value unless the Policy has an Excess Amount. (See “Excess Amount”). After the guaranteed period, the Additional Protection may be reduced unless the Policy Value exceeds a certain amount described in the Policy. Additional information regarding Additional Protection can be found in the “Premiums—Scheduled Premiums and Additional Protection” section.

Taxes     We have designed the Policy to meet the definitional requirements for life insurance in Section 7702 of the Internal Revenue Code. (See “Tax Considerations”). These rules require that the Death Benefit will never be less than the Policy Value divided by the net single premium per dollar of Death Benefit. The required difference between the Death Benefit and the Policy Value is larger at younger ages than at older ages. The Policy provides for an increase in the Death Benefit to the extent required to meet this requirement. After the Death Benefit has been increased to meet this requirement, an increase in the Policy Value will cause a greater than dollar-for-dollar increase in the Death Benefit, and a decrease in the Policy Value will cause a greater than dollar-for-dollar decrease in the Death Benefit.

Paid-Up Additional Insurance    The Death Benefit is increased by the amount of any paid-up additional insurance purchased with additional premium or Policy dividends. The amount and value of the paid-up additional insurance vary daily to reflect investment experience and are not guaranteed. The amount of any paid-up additional insurance is its value used as a net single premium at the Attained Age of the Insured.

Payment of Proceeds    Subject to the terms and conditions of the Policy, the proceeds will be paid to a beneficiary or other payee after proof of the death of the Insured is received in our Home Office. The amount of proceeds will be determined as of the date of death. We will pay interest on the proceeds from that date until payment is made.

If an Income Plan was not previously elected by the Owner and in lieu of a lump sum payment, Death Benefits, less any Policy Debt, may be paid under an Income Plan selected by your beneficiary after the death of the Insured. Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans. Generally, (1) an interest Income Plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment Income Plan pays Death Benefit proceeds in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life Income Plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). Any proceeds added to increase the amount payable under a monthly income plan may be subject to a 2.00% expense charge plus any applicable state premium tax. The choice of Income Plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period. The Owner may elect an Income Plan while the Insured is living or, if the Insured is not the Owner, during the first 60 days after the Insured’s date of death. An Income Plan that is elected by the Policy Owner will take effect on the date of death of the Insured if notice of election is received in our Home Office while the Insured is living. In all other cases, the Income Plan will take effect on the date of receipt of the notice of election. If no Income Plan is elected, the benefit is paid to the beneficiary with interest based on rates declared by the Company or as required by applicable state law on the date of death of the Insured. Payments under these plans are from our General Account, and are subject to the claims of our creditors. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy.

Policy Value and Paid-Up Additional Insurance

We determine the Policy Value and the value of any paid-up additional insurance daily by separate calculations. An increase or decrease in the Policy Value has no effect on the value of any paid-up additional insurance, and an increase or decrease in the value of any paid-up additional insurance has no effect on the Policy Value. You may increase or decrease the amount of scheduled additional premium which you are paying to increase the Policy Value or to increase the amount of paid-up additional insurance, and you may change the allocation for applying this additional premium so long as such change coincides with a change to your Policy’s overall fund allocation. You must make changes in the scheduled additional premium and its allocation by written request. We may require evidence of insurability if you increase the scheduled additional premium. We do not permit increases in the scheduled additional premium after the Policy Anniversary nearest the Insured’s 85th birthday.

You may transfer the value of paid-up additional insurance to increase the Policy Value by written request. This will generally result in a decrease in the total Death Benefit. You may not transfer Policy Value to the value of paid-up additional insurance.

Allocating Premiums to the Separate Account

We place the net scheduled annual premium in the Separate Account on each Policy Anniversary even if you are paying premiums other than on an annual frequency. With respect to those Premium Payments, we will process the premiums based on the Unit Value determined at the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE for that day.

In certain circumstances under your Policy unscheduled additional premium may be paid. (See “Scheduled Premium, Unscheduled Premium and Additional Protection”). We will place net unscheduled premiums in the Separate Account as of

Variable CompLife® Prospectus	13

the date your premium is received in Good Order at a Network Office or at our Home Office and are credited at the Unit Value determined as of the date of receipt. Net Premiums are premiums less the deductions from premiums. (See “Deductions from Premiums”). Unscheduled premium received before the close of trading on the NYSE will be deemed to be received that day. If received on or after the close of trading on the NYSE, it will be deemed to be received on the next regular trading session of the NYSE. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements.

Allocations Among Divisions    You may apportion the Separate Accounts assets supporting your Policy among as many as ten Divisions at a time. You may change the allocation for future Net Premiums at any time by written request and the change will be effective for premiums placed in the Separate Account thereafter. The change will be effective when we receive your request in Good Order at our Home Office. If we receive your request before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, we will continue to credit Net Premiums to your Policy according to the allocation instructions then in effect and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request with our then-current requirements.

In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Investment returns from amounts allocated to the Divisions will vary with the investment performance of the Divisions and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the Divisions. We count the Government Money Market Division as one of the ten available Divisions if you are using it for any purpose, including dollar cost averaging. If you allocate any portion of a premium to a Division, the Division must receive at least 1% of that premium. You should periodically review your allocation instructions in light of market conditions and your overall life insurance and financial objectives. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions on your behalf involving the allocation of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading.

Eligible Owners may also submit allocation requests via the Variable Life Service Center at 1-866-424-2609 or, if eligible, via our website at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current procedures for Electronic Instructions provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make requests via Electronic Instructions.

Transfers Between Divisions    Subject to the short-term and excessive trading limitations described below, you may transfer accumulated amounts from one Division to another so long as you are invested in no more than ten Divisions at a time. Transfer requests will be effective after our receipt of your request for transfer in Good Order at our Home Office. If we receive your request for transfer before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request for transfer on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Although no fee is presently charged, we reserve the right where allowed by state law to charge a fee that will cover the administrative costs of transfers. In addition, certain Portfolios in which the Divisions invest may impose redemption fees. These fees are described in the Portfolios’ prospectuses. Transfer requests must be in amounts greater than or equal to 1% of Invested Assets or the request will not be processed. When a transfer is made from any Division, the resulting allocation of Invested Assets must be in whole percentages in all Divisions that have any Invested Assets as a result of the transfer. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions on your behalf involving the transfer of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading discussed below.

You may request the transfer in writing at our Home Office, via the Variable Life Service Center at 1-866-424-2609 or, if eligible, via our website at www.northwesternmutual.com. Electronic Instructions must be made in accordance with our current procedures and you must properly authorize us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.

14	Variable CompLife® Prospectus

Short-Term and Excessive Trading    Short-term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Policy (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading, including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short-term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions, including the prohibition of more than twelve transfers among Divisions under a single Policy during a Policy Year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two more such round trip transfers within any Policy Year, including the year in which the first such round trip transfer was made. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. An Owner who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Policy Year, including the year in which the first such round trip transfer was made. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, to initial allocations or changes in future allocations, to the extent these features are available under your Policy. Once a Policy is restricted, we will allow one additional transfer into the Government Money Market Division until the next Policy Anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

Policies such as yours (or other Policies supported by the Separate Account) may be purchased by a corporation or other entity as a means to informally fund the liabilities created by the entity’s employee benefit or similar plan. These Policies may be aggregately managed to match liabilities under such plans. Policies sold under these circumstances may be subject to special transfer restrictions. Namely, transactions involving portfolio rebalancing programs may be exempt from the twelve transfers per Policy year limitation where: (1) the purpose of the portfolio rebalancing program is to match the Policy to the entity’s employee benefit or similar plan; (2) the portfolio rebalancing program adequately protects against short-term or excessive trading; and (3) the portfolio rebalancing program is managed by a third party administrator that meets our requirements. We reserve the right to monitor or limit transactions involving portfolio rebalancing programs where we believe such transactions may be potentially harmful to a Portfolio.

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that the Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. The Funds’ policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio. In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in a Division until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such

Variable CompLife® Prospectus	15

a restricted Division, we will consider the request “not in Good Order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities, and future investments and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Owners.

Deductions and Charges

Deductions from Premiums    We deduct a charge from each premium for state premium taxes and a portion of our federal corporate income taxes attributable to policy acquisition expenses. Premium taxes vary from state to state and currently range from 0.0% to 3.5% of life insurance premiums. Some jurisdictions within a state may charge an additional premium tax in certain circumstances. The charge is currently 2.00% of premiums regardless of the state (or other jurisdiction) in which you live. We reserve the right to deduct a higher or lower amount or percentage from premiums in the future to cover these taxes subject to the overall cap of 3.5% as stated below. The amount deducted may be more or less than the total percentage charged by your state (and/or other jurisdiction) of residence.

Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge of up to 0.85% against each Premium Payment to compensate us for this additional corporate tax burden. Previously, this charge was 1.00% of premiums. We believe that this charge does not exceed a reasonable estimate of an increase in our federal income taxes resulting from a change in the Internal Revenue Code relating to deferred acquisition costs. The state premium tax charge and the other premium expense charge may each vary in amount, but the sum of these charges will not exceed 3.5%.

We deduct a charge, or sales load, of 4.5% for sales costs from each premium. We expect to recover our expenses of selling and advertising (“distribution expenses”) from this amount, over the period while the Policies are in force, and from the surrender charges described below. The amounts we deduct for costs in a Policy Year are not specifically related to distribution expenses incurred that year. To the extent that distribution expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the charge against the assets of the Separate Account for the mortality and expense risks we have assumed. (See “Charges Against the Separate Account Assets”). To the extent that the amounts deducted for distribution expenses exceed the amounts needed, we will realize a gain.

We deduct an annual charge of $60 from premiums each year for administrative costs to maintain the Policy. These expenses include costs of premium billing and collection, processing claims, keeping records and communicating with Owners. We retain the right to increase this charge after 10 years, but it is guaranteed not to exceed $84 plus $0.12 per $1,000 of both the Minimum Guaranteed Death Benefit and the Additional Protection. We do not expect to profit from this charge.

We deduct an annual charge from premiums each of the first 10 years to compensate us for expenses, other than distribution expenses, incurred in issuing the Policy. These expenses include the costs of processing applications, medical examinations, determining insurability and establishing records. The annual amount of this charge is $24 plus $0.12 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection. If you surrender the Policy before these charges have been deducted for 10 years, the remaining charges will be reflected in the administrative surrender charge. (See “Surrender Charges”).

We deduct an annual charge of $0.12 per $1,000 of Minimum Guaranteed Death Benefit from premiums each year to compensate us for the risk we have assumed by guaranteeing the Minimum Guaranteed Death Benefit.

To determine the net annual premium, we will also deduct any extra amounts we charge for Insureds who qualify as substandard risks, plus the cost of any additional benefits purchased with the Policy.

Charges Against the Policy Value    We deduct a cost of insurance charge from the Policy Value on each Policy Anniversary. As provided for in the Fees and Expense Tables, we will continue to deduct this charge if your Policy continues as variable benefit paid-up insurance. We determine the amount by multiplying the net amount at risk by cost of insurance rate. The net amount at risk is the Projected Insurance Amount, discounted at a net annual rate of 4%, less the Policy Value. The Projected Insurance Amount is the amount of insurance at the end of the Policy Year, assuming that the Policy Value increases by the 4% net annual growth rate assumed in constructing the Policy. The cost of insurance rate reflects the Attained Age of the Insured. For Select, Premier Non-Tobacco and Preferred Non-Tobacco risks, the cost of insurance rate is based on the Commissioners 1980 Standard Ordinary Non-Smoker Mortality Tables. For Standard, Premier Tobacco and Preferred Tobacco risks, the

16	Variable CompLife® Prospectus

cost of insurance rate is based on the Commissioners 1980 Standard Ordinary Smoker Mortality Tables. For other risks, the cost of insurance rate is based on the Commissioners 1980 Standard Ordinary Mortality Tables. The cost of insurance rates are included in the Policy. All things being equal, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women. We also deduct a cost of insurance charge from the Cash Value of any paid-up additional insurance on each Policy Anniversary. If we receive an unscheduled premium on a day other than a Policy Anniversary and the net amount at risk increases as a result, we will deduct a cost of insurance charge on that day, reflecting the increase in the net amount at risk and the portion of the Policy Year remaining. The cost of insurance charge covers the cost of mortality and some expenses. Our revenues attributable to this charge may exceed our costs attributable to this charge, in which case we may realize a gain.

While payment of premiums is suspended, a portion of the annual charges which we would ordinarily deduct from premiums will be deducted from the Policy Value instead. We will also make this deduction on the Policy Anniversary each year.

We will also reduce the Policy Value by any surrender charges, administrative charges or decrease in Policy Debt that may result from a withdrawal, a decrease in the face amount of insurance, or a change to variable benefit paid-up insurance.

Charges Against the Separate Account Assets    There is a daily charge to the Separate Account for the mortality and expense risks that we have assumed. The current charge is at the annual rate of .45% of the assets of the Separate Account, not to exceed a maximum annual rate of .60%. The mortality risk is that Insureds may not live as long as we estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the estimated costs, including other costs such as those related to marketing and distribution. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies, in which case the gain may be used for any Company purpose. The actual mortality and expense experience under the Policies will be a factor used in determining dividends. (See “Annual Dividends”).

The Policies provide that a charge for taxes may be made against the assets of the Separate Account. We are not currently making a separate daily charge on assets for such taxes. The Portfolios in which the assets that support your Policy are invested also bear expenses which reduce the investment rate of return.

Transaction Charges    The Policy provides for a fee of up to $25 for a transfer of assets among the Divisions and for a fee of up to $25 for a withdrawal of Excess Amount. We are currently waiving these charges.

You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of $25 is charged for wire transfers (up to $50 for international wires) and a $15 fee (up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.

Surrender Charges    If you surrender the Policy before you have paid the premium that is due at the beginning of the fifteenth Policy Year, we will deduct a surrender charge from the Policy Value. Similarly, we will deduct a surrender charge on a change to paid-up insurance. (See “Paid-Up Insurance”). A table of surrender charges is in the Policy.

The surrender charge consists of an administrative surrender charge and a premium surrender charge. The administrative surrender charge is equal to the sum of the issue expense charges which we have not deducted. The administrative surrender charge in the first Policy Year is $216, plus $1.08 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection. This charge grades down linearly each year as you pay the premium (or payment of premiums is suspended) and is zero after you have paid the premium that is due at the beginning of the tenth Policy Year (or it is suspended).

The premium surrender charge is a percentage (shown in the table below) of the surrender charge base. If payment of the premium for a Policy Year has been suspended, the premium surrender charge percentage will be as if you had paid the annual premium. During the first five Policy Years, if you pay premiums more frequently than annually, we will adjust the premium surrender charge percentages to reflect the actual period for which you have paid premiums.

If none of the Premium Payments during the first five Policy Years have been suspended, the surrender charge base equals the sum of an annual premium for the Minimum Guaranteed Death Benefit (exclusive of the Policy fee and exclusive of any charge for extra mortality) plus a term insurance premium for the initial amount of Additional Protection.

If any of the Premium Payments during the first five Policy Years have been suspended, the surrender charge base equals the lesser of (1) the sum of an annual premium for the Minimum Guaranteed Death Benefit (exclusive of the Policy fee and exclusive of any charge for extra mortality) plus a term insurance premium for the initial amount of Additional Protection, and (2) the sum of the total premiums paid (exclusive of any premiums for additional benefits purchased with the Policy, and premiums for extra mortality, and any extra amount for premiums paid more often than annually) divided by the number of years (including fractions), but not more than five, for which premiums have been paid or suspended.

	Premium Surrender Charge Percentage
For Policies surrendered after payment at the beginning of year	Issue age 65 and under	Issue age 75
1	24%	24%
2	28%	25.5%
3	32%	27%
4	36%	28.5%
5 through 10	40%	30%
11	32%	24%
12	24%	18%
13	16%	12%
14	8%	6%
15 and later	0%	0%

Variable CompLife® Prospectus	17

For Issue Ages 66 through 74, the percentages are determined by linear interpolation between the percentages shown.

For a Policy that has a Minimum Guaranteed Death Benefit of $50,000 or more, the surrender charge will not exceed $41.16 per $1,000 of Minimum Guaranteed Death Benefit. For a Policy that has a Minimum Guaranteed Death Benefit of $100,000 or more, issued for an Insured ages 15-59, the surrender charge will not exceed $22.86 per $1,000 of Minimum Guaranteed Death Benefit. The surrender charge could equal or exceed the Policy Value but we will not apply the surrender charge to the value of any paid-up additional insurance.

Partial Surrenders    We will permit partial surrenders of a Policy so long as the Policy continues to meet the regular minimum size requirements. A partial surrender will cause the Policy to be split into two Policies. One Policy will be surrendered; the other will continue in force on the same terms as the original Policy, except that the premiums will be based on the reduced amount of insurance. You will receive a new Policy document. The Cash Value and the Death Benefit will be proportionately reduced. We will allocate reductions among the Divisions in proportion to the amounts in the Divisions. We will make a deduction from the Policy proceeds for a proportionate part of the surrender charge (based on the change in the face amounts) if a partial surrender takes place before you have paid the scheduled premium that is due at the beginning of the fifteenth Policy Year.

Optional Benefits    There is a separate charge for any optional benefit you have selected. (See “Other Policy Provisions—Optional Benefits”). For a Policy with a Waiver of Premium Rider, the maximum charge is 5.1% of premium, and the minimum is 1.3% of premium. For a Policy with an Additional Purchase Benefit, the maximum charge is $2.21 per $1,000 of the benefit, and the minimum charge is $0.54 per $1,000 of the benefit.

Expenses of the Portfolios    The investment performance of each Division reflects all expenses borne by the corresponding Portfolio. For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2018 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.21%. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and the attached Fund prospectuses.)

Guarantee of Premiums, Deductions and Charges

We guarantee that the premiums for the Minimum Guaranteed Death Benefit and the maximum charge for mortality and expense risks will not increase over time. These amounts will not increase regardless of future changes in longevity or increases in expenses.

Cash Value

The Cash Value for the Policy will change daily in response to investment results. No minimum Cash Value is guaranteed. The Cash Value is equal to the Policy Value plus the value of any paid-up additional insurance, reduced by any Policy Debt outstanding and the surrender charge. If you are not paying premiums on an annual basis, we reduce the Cash Value for any premiums due later in the Policy Year.

We determine the Cash Value for a Policy at the end of each valuation period (typically 4:00 p.m. Eastern Time each business day). Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the NYSE is open for trading. In accordance with the requirements of the 1940 Act, we may also determine the Cash Value for a Policy on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios.

You may surrender your Policy for the Cash Value at any time during the lifetime of the Insured. We will surrender your Policy upon receiving a surrender request in Good Order at our Home Office. Requests for surrender received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE are deemed to be received and effective that day. If received on or after the close of trading, requests are deemed to be received and effective as of the close of the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

Alternatively, you may stop paying premiums when due and request that we apply the Cash Value to provide a reduced amount of fixed or variable paid-up insurance. (See “Paid-Up Insurance”). Surrender proceeds may be paid under an Income Plan requested by the Owner at the time of surrender. Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans.

Annual Dividends

The Policy is eligible to share in the divisible surplus, if any, of the Company. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus allocated to your Policy is referred to as a “dividend.” The Policy’s share, if any, will be credited as a dividend on the Policy Anniversary. There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on the Policy is not guaranteed. Illustrated dividends published at the time a life insurance policy is issued generally reflect the actual recent experience of the issuing company with respect to mortality and expenses and hypothetical investment results.

If you receive dividends, you may use them to increase the Policy Value. If the Policy has Additional Protection in force,

18	Variable CompLife® Prospectus

the dividends will be used to increase the Policy Value unless the Policy has Excess Amount. (See “Excess Amount”). If the Policy has Excess Amount, or if no Additional Protection is in force, you may use dividends to purchase variable benefit paid-up additional insurance or to pay premiums, or you may receive the dividend in cash. (See “Tax Considerations”). We will use dividends to increase the Policy Value if you give us no direction. If the Policy is in force as fixed benefit paid-up insurance, you may use dividends to purchase fixed benefit paid-up additional insurance or you may receive the dividend in cash. If the Policy is in force as variable benefit paid-up insurance, you may use the dividends to increase Policy Value or you may receive the dividend in cash. Dividends used to increase the Policy Value or to purchase variable paid-up additional insurance will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Policy Loans, Automatic Premium Loans, and Withdrawals

Described below are certain terms and conditions that apply when you borrow or withdraw amounts under the Policy. Policy loans are secured by your Policy Value. For information on the tax treatment of loans and withdrawals, see “Tax Considerations” and consult with your tax advisor.

Policy Loans    You may borrow an amount that, when added to existing Policy Debt, is not more than the maximum amount under your policy (the “loan value”). The loan value is 90% of the sum of the Cash Value and any existing Policy Debt on the date of the loan. You may take loan proceeds in cash or you may apply them to pay premiums on the Policy. We normally pay the loan proceeds within seven days after we receive a proper loan request at our Home Office. Eligible Owners may also submit loan requests via the Variable Life Service Center at 1-866-424-2609. Written and telephone requests will be processed based on the date and time they are received in the Home Office, provided the request is received in Good Order. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Based on our administrative procedures, you may have the option of receiving funds via wire transfer or priority mail, and we may charge a fee for this service to cover our administrative costs. We may postpone payments of loans under certain conditions described in the “Deferral of Determination and Payment” section of this prospectus. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions regarding loan requests on your behalf.

Automatic Premium Loans    If you have chosen the Automatic Premium Loan provision or it is currently in effect for your Policy, and your Policy does not qualify for suspension of Premium Payments, a premium loan will automatically be made to pay an overdue premium if the premium is less than the maximum amount available for a new loan. A confirmation statement will be sent each time an automatic premium loan occurs.

General Loan Terms    Interest on a loan accrues at an annualized rate of interest. We add unpaid interest to the amount of the loan. The Policy’s Cash Value is reduced by the amount of the loan. If the Cash Value decreases to zero, the Policy will terminate unless a sufficient portion of the loan is repaid. We will send you a notice at least 31 days before the termination date. The notice will show how much you must repay to keep the Policy in force.

You select the loan interest rate. The loan interest rate is applied to both the amount of the loan and all accrued interest. A specified annual effective rate of 5% is one choice. The other choice is a variable rate based on a corporate bond yield index. We will adjust the variable rate annually, but it will not be less than 5%. Generally, if a higher rate is preferred, selecting the variable rate may be preferable. If you desire a smaller loan interest rate, the annual fixed, effective rate may be preferable.

We will take the amount of a loan, including interest as it accrues, from the Divisions in proportion to the amounts in the Divisions. We will transfer the amounts withdrawn to our General Account and will credit those amounts on a daily basis with an annual earnings rate equal to the loan interest rate less a charge for the mortality and expense risks we have assumed and for expenses, including taxes. The aggregate charge is currently at the annual rate of .90% for the 5% specified loan interest rate and .90% for the variable loan interest rate. For example, the earnings rate corresponding to the specified 5% loan interest rate is currently 4.10%.

A loan, even if it is repaid, will have a permanent effect on the Policy Value and Cash Value because the amounts borrowed will not participate in the Separate Account’s investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the investment performance of the unborrowed amounts left in the Divisions.

The Death Benefit will also be reduced by the amount of any Policy Debt outstanding. If you surrender or exchange the Policy or allow it to lapse while Policy Debt is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly.

Except when the Policy is in force as fixed benefit paid-up insurance, we will allocate a loan between Policy Value and variable paid-up additional insurance in proportion to the amount of Cash Value attributable to each.

You may repay a loan, and any accrued interest outstanding, in whole or in part, at any time while the Insured is alive. If we receive a payment without specific instructions, we will first apply the payment to any premium due, with any remaining amount being applied to any outstanding loans. Payments in excess of outstanding debt and premiums due will be returned unless such amounts are deemed to be de minimis according to our procedures. Except as described below, if we receive your loan payments before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we

Variable CompLife® Prospectus	19

will credit payments as of the date we receive them and transfer them from our General Account to the Divisions, in proportion to the amounts in the Divisions, as of the same date. If we receive your loan payments on or after the close of trading on the NYSE, we will credit payments as of the close of the next regular trading session of the NYSE and transfer them from our General Account to the Divisions, in proportion to the amounts in the Divisions, as of the date we credit the payment. Payments must be in Good Order to be processed. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements.

Policy loan payments received within 34 days after the loan interest billing date will be credited as of the loan interest billing date. Automatic premium loans are effective as of the premium due date unless a loan payment is received between the premium due date and the date the Automatic Premium Loan is made. Automatic premium loan payments received up to 66 days after the loan interest billing date will be credited as of the Policy Anniversary, depending on your premium payment schedule. We will send you a notice indicating your loan interest billing date. Loan repayments are not subject to transaction fees.

Withdrawals    You may make a withdrawal if the Excess Amount is sufficient. (See “Excess Amount”). A withdrawal may neither decrease the Excess Amount to less than the surrender charge which would apply if the Policy were surrendered nor reduce the loan value to less than any Policy Debt outstanding. A maximum of four withdrawals are permitted per Policy Year. The minimum amount for withdrawals is $250. An administrative charge of up to $25 may apply, but we are currently waiving that charge. We will allocate withdrawals in proportion to the amounts in the Divisions.

Written requests for withdrawals will be processed based on the date and time they are received in Good Order at the Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE are deemed to be received and effective on that day. If received on or after the close of trading, they are deemed to be received and effective at the close of trading on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

A withdrawal of Policy Value decreases the Death Benefit by the same amount. If the Death Benefit for a Policy has been increased to meet the federal tax requirements for life insurance, the decrease in the Death Benefit caused by a subsequent withdrawal may be larger than the amount of the withdrawal.

Required Unscheduled Additional Premium    If cumulative withdrawals (including accumulation at a 4% annual interest rate) exceed the cumulative additional premiums which have been used to increase the Policy Value (including accumulation at a 4% annual interest rate) as of a date 25 days prior to your Policy Anniversary, we may require you to pay an unscheduled additional premium to increase Policy Value if there has been unfavorable investment experience since the most recent withdrawal. The minimum amount of Policy Value required to avoid an unscheduled additional premium depends on pre-established tabular values in your Policy for the Minimum Guaranteed Death Benefit. Any required unscheduled additional premium will be due the Policy Anniversary following written notice to you. If the additional premium is not paid and there is sufficient Policy Value, the Paid-Up or Automatic Premium Loan provision on your Policy will take effect. (See “Paid-Up Insurance” and “Policy Loans, Automatic Premium Loans and Withdrawals”).

By way of example, assume that at issue you added additional premium to increase your Policy Value in the amount of $1,000, and no additional premiums are paid thereafter. On your 5th Policy Anniversary you withdraw $2,000 and no further withdrawals are made. During the 10th Policy Year, there is poor investment performance such that 25 days prior to your Policy Anniversary, the Policy Value is less than the tabular value pre-established in your Policy. To determine the maximum amount of required unscheduled premium, we accumulate the $1,000 in additional premium at a 4% annual interest rate for 10 years ($1,480.24), and the $2,000 in withdrawals at a 4% annual interest rate for 5 years ($2,433.31). The amount of required unscheduled premium we may request would be $2,433.31 minus $1,480.24, or $953.07.

If the required unscheduled additional premium is greater than the maximum premium loan available, you may request a partial loan and submit a premium payment for the remaining balance due. The due date for any unscheduled additional premium is the Policy Anniversary following written notice to you. Required unscheduled additional premium payments will be credited the date they are received in Good Order if payments are received before market close (typically, 4:00 p.m. Eastern Time). Automatic Premium Loans used to pay Required Unscheduled Additional Premium will be credited as of the Policy Anniversary unless a loan payment is received between the Policy Anniversary and the date the Automatic Premium Loan is made.

Excess Amount

The Excess Amount is the amount by which the Policy Value exceeds the sum of (1) the Tabular Value for the Minimum Guaranteed Death Benefit and (2) the Tabular Values for any Additional Protection in effect. The Tabular Values are set out in your Policy. Tabular Values are based on a whole life policy assuming (1) all premiums are paid when due, (2) no additional premiums or dividends are used to increase Policy Value, (3) a 4% level annual net rate of return, and (4) the maximum Policy charges apply. If you are not paying premiums on an annual basis, the Excess Amount is reduced for any premiums due later in the Policy Year. Among other things, the Excess Amount determines amounts available for withdrawals. (See “Policy Loans, Automatic Premium Loans, and Withdrawals”).

To demonstrate how Excess Amount is determined, assume the following Policy characteristics: (1) the Policy has a Minimum Guaranteed Death Benefit in the amount of $200,000; (2) the Policy has Additional Protection in the

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amount of $100,000; (3) the Policy Value is $90,000; (4) there are no premiums due later in the current Policy Year; and (5), according to the Policy, the Tabular Value is ..20000 per $1 of insurance. The Excess Amount is $90,000 (Policy Value) minus $60,000, which is the sum of $40,000 ($200,000 of Minimum Guaranteed Death Benefit x .20000) plus $20,000 ($100,000 of Additional Protection x .20000). In this case, the Excess Amount is $30,000 ($90,000—$60,000).

Paid-Up Insurance

The Paid-Up Insurance provision on your Policy will take effect automatically if you do not pay a premium when due or within the 31-day grace period and do not qualify for suspension of Premium Payments or you have elected to have premiums paid by Automatic Premium Loan and your Policy no longer has sufficient value for the loan. The Policy will continue in force as a reduced amount of fixed benefit paid-up insurance. Alternatively you may select a reduced amount of variable benefit paid-up insurance. You must make this selection before or during the grace period. If the Paid-Up provision on your Policy takes effect before you have paid the Premium that is due at the beginning of the fifteenth year, we will deduct surrender charges from the Policy Value. (See “Deductions and Charges—Surrender Charges”).

If the Policy is in force as a reduced amount of fixed benefit paid-up insurance, we will transfer the amount of the Cash Value from the Separate Account to our General Account at the conclusion of the 31-day grace period. Thereafter the Policy will not participate in the Separate Account’s investment results unless the Policy is subsequently reinstated. (See “Reinstatement”). The minimum Cash Value for fixed benefit paid-up insurance is $1,000. If the Cash Value is less than $1,000 as of the last day of the grace period, we will treat the Policy as surrendered. You may select variable benefit paid-up insurance only if the Cash Value of the Policy is at least $5,000.

We determine the amount of paid-up insurance by applying the amount of Cash Value plus any Policy Debt as a net single premium at the Attained Age of the Insured. Paid-up insurance has cash and loan values. For fixed benefit paid-up insurance, these amounts are guaranteed. For variable paid-up insurance, neither the Death Benefit nor the Cash Value is guaranteed. Paid-up insurance remains in force for the lifetime of the Insured unless you surrender the Policy or the Policy terminates. While the Policy is in force as either fixed or variable benefit paid-up insurance, the Minimum Guaranteed Death Benefit and any Additional Protection will not be in effect. Any Policy Debt and the Policy loan interest rate will continue, and interest on the Policy loan will continue to accrue. (See “Policy Loans, Automatic Premium Loans, and Withdrawals”).

Reinstatement

If a premium is due and remains unpaid at the end of the grace period, and the Policy does not qualify for premium suspension, the Policy will terminate as of the date the premium was due and no longer be in force or continue as paid-up insurance. The Policy may be reinstated while the Insured is alive within three years after the premium due date, provided you have not requested a surrender of the Policy. The Insured must provide satisfactory evidence of insurability. Any premium, applicable interest or other payments due under the Policy will also be required. If we approve your request for reinstatement and the request is received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. Applications must be received in Good Order to be processed. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

The Company may waive the requirement to provide satisfactory evidence of insurability if the reinstatement is applied for, and any premium or other payment due is paid, within 90 days after the premium due date and while the Insured is alive. Upon reinstatement, your Policy Date will not change. Therefore, fees and charges that vary by Policy year will take into account the period of time your Policy was terminated. In addition, following reinstatement the Policy will have the same Minimum Guaranteed Death Benefit and Additional Protection and at least the same Policy Value and variable paid-up additional insurance as if: minimum premiums had been paid when due; investment earnings for all Divisions, less charges against the Separate Account, had been credited at an annual effective rate of 4% for the period from the due date of the overdue premium to the date of reinstatement; and loan interest, less charges by the Company for expenses and taxes, had been credited to the Policy Value and to the Cash Value of variable paid-up additional insurance at an annual effective interest rate of 4% from the due date of the overdue premium until the date of reinstatement. We will make an adjustment for any Policy Debt or the debt may be reinstated. If a surrender charge was assessed at the time of lapse, the Policy Value when a Policy is reinstated will not reflect a reduction for such surrender charge. The same surrender charge schedule in your Policy will apply upon reinstatement.

A reinstatement may have important tax consequences. If you contemplate any such transaction you should consult a qualified tax adviser.

Reinvestments After Surrender or Withdrawal

While Owners have no right to reinvestment after a surrender or withdrawal, we may, at our sole discretion, permit such reinvestments as described in this paragraph. In special limited circumstances, we may allow payments into the Policy in the form of returned surrender or withdrawal proceeds in connection with a request to void a surrender or a withdrawal if the request is received by the Company within a reasonable time after the surrender or withdrawal proceeds are mailed. These payments may be processed with a refund of any

Variable CompLife® Prospectus	21

surrender charge or withdrawal fee previously assessed at the time of surrender or withdrawal and without a sales load. The period for which we will accept requests for the return of surrender or withdrawal proceeds may vary in accordance with our administrative procedures. The returned surrender or withdrawal proceeds will be reinvested after our receipt of the reinvestment request in Good Order at our Home Office. If we receive your request before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Proceeds will be applied to the same Divisions from which the surrender or withdrawal was made. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions regarding requests for reinvestment on your behalf.

Depending on the Insured’s underwriting classification, we may not accept the reinvestment or we may accept the reinvestment with different charges and expenses under the Policy. We may refuse to process reinvestments where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. Policies with reinvested surrender or withdrawal proceeds will have the same Minimum Guaranteed Death Benefit, Additional Protection, Policy Value, variable paid-up additional insurance, and surrender charge schedule as if the proceeds had not been surrendered or withdrawn, except that values will reflect the fact that amounts were not invested in the Separate Account during the period of time the surrender or withdrawal proceeds were not in the Policy as well as any changes in charges and expenses due to a change in underwriting classification. We will make an adjustment for any Policy Debt or the debt may be reinstated.

Please note that our decision to permit a reinvestment does not reverse or eliminate any tax consequences and/or tax reporting resulting from the original surrender or withdrawal. Surrenders and withdrawals have tax consequences and we may be required to report them to the Internal Revenue Service and/or your state for income tax purposes. We may also be required to treat the reinvested proceeds as a new premium for purposes of determining whether your policy will become a MEC, and, as with any premium payment, we may be required to reject your reinvestment if it would result in your Policy failing to qualify as life insurance for Federal tax purposes. (See “Tax Considerations”).

Right to Exchange for a Fixed Benefit Policy

You may exchange a Policy for a whole life insurance policy with benefits that do not vary with the investment experience of the Separate Account (“Fixed Benefit Policy”), if at any time, a Fund changes its investment adviser, if there is a material change in the investment policies of a Portfolio, or the Portfolio is substituted for another portfolio (see “Substitution of Portfolio Shares and Other Changes”). You may make the change within 60 days after the notice or effective date of the change, whichever is later. There may be a cost associated with the exchange. The Fixed Benefit Policy will be on the life of the same Insured and at the time of the exchange will have the same Policy Date and Issue Age and a Death Benefit at least as great as the initial guaranteed Death Benefit of your Policy (assuming no reduction in Death Benefit prior to the exchange). The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the Policy through the effective date of the exchange, and may have tax consequences. An exchange will be effective when we receive a proper written request, as well as the Policy, and any amount due on the exchange.

Modifying the Policy

Any Policy change that you request is subject to our then current insurability and processing requirements. Processing requirements may include, for example, completion of certain forms or satisfying certain evidentiary and/or close of trading requirements.

If the Policy is changed or modified, we may make appropriate endorsements to the Policy, and we may require you to send your Policy to our Home Office for endorsement. Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by an officer of the Company. No agent or other person may bind us by waiving or changing any provision contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the Separate Account’s operations to the requirements of any law (including any regulation issued by a government agency) to which the Policy, the Company, or the Separate Account is subject;

•	to ensure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account’s operation.

Other Policy Provisions

Owner    The Owner is identified in the Policy. The Owner may exercise all rights under the Policy while the Insured is living. Ownership may be transferred to another. Written proof of the transfer must be received by Northwestern Mutual at its Home Office. In this prospectus “you” means the Owner or prospective purchaser of a Policy. Generally, only Owners are entitled to important information about the Policy. Other persons, such as beneficiaries or payors, are entitled to only limited information.

Beneficiary    The beneficiary is the person to whom the Death Benefit is payable. The beneficiary is named in the Application. You may change the beneficiary in accordance with the Policy provisions.

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Incontestability    We will not contest insurance under the Policy after the insurance has been in force during the lifetime of the Insured for two years from the Date of Issue or two years from the effective date of a reinstatement. If there is an increase in insurance because of an increase in scheduled premiums or payment of an unscheduled premium, and the increase was subject to insurability requirements, the increase will not be contestable after it has been in force during the lifetime of the Insured for two years from the date of issuance of the increase. After the two year period, to the extent permitted by state law we may rescind the Policy if the application contains a fraudulent misstatement.

Suicide    If the Insured dies by suicide within one year from the Date of Issue, the amount payable under the Policy will be limited to the premiums paid, less the amount of any Policy Debt and withdrawals and less the Cash Value of any variable paid-up insurance surrendered.

Misstatement of Age or Sex    If the age or sex of the Insured has been misstated, we will adjust benefits under a Policy to reflect the correct age and sex.

Collateral Assignment    You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office.

Optional Benefits    If available in your state, there are two optional benefits available for purchase under the Policy: (1) a Waiver of Premium Benefit; and (2) an Additional Purchase Benefit.

Subject to the terms and conditions of the benefit, the Waiver of Premium Benefit waives the payment of all premiums that come due during the total disability of the Insured if the disability is due to accident or sickness and it begins on or before the Policy Anniversary nearest the Insured’s 60th birthday. If the disability occurs after the Policy Anniversary nearest the Insured’s 60th birthday, the benefit waives the payment of all premiums that come due during the total disability of the Insured until the Policy Anniversary nearest the Insured’s 65th birthday.

Subject to the terms and conditions of the benefit, the Additional Purchase Benefit guarantees the right to buy more insurance without proof of insurability. If you select one or both of these optional benefits, you will be subject to a separate charge. (See “Periodic Charges Other than Fund Operating Expenses” and “Deductions and Charges—Optional Benefits” for more information about the charges.) Any charge will continue to be assessed (1) as long as the benefit remains in force; or (2) until you decide you no longer need the benefit and let us know in writing at our Home Office. Once the Policy has been issued, an optional benefit may be issued only upon mutual agreement.

Income Plans    The Policy provides a variety of Income Plans for Policy benefits. A Northwestern Mutual Financial Representative authorized to sell the Policies can explain these provisions on request.

Deferral of Determination and Payment    So long as premiums have been paid when due, we will ordinarily pay Policy benefits within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the NYSE is closed, or the SEC, by order, either has determined that an emergency exists or permits deferral of the determination and payment of benefits for the protection of Owners. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Government Money Market Division until the Portfolio is liquidated.

If you have submitted a check or draft to our Home Office, we have the right to defer payment of surrender, partial surrender, withdrawal, Death Benefit or loan proceeds, or Income Plan benefits until the check or draft has been honored.

If a Policy is in force as fixed benefit paid-up insurance, we have the right to defer payment of the Cash Value for up to six months from the date of a Policy loan or surrender. If payment on surrender is deferred for 30 days or more, we will pay interest at an annual effective rate of 4%.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, withdrawal, partial surrender, surrender, loans, or Death Benefit proceeds, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Voting Rights

As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from Owners. Periodic reports relating to the Portfolios, proxy material, and a form on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Separate Account corresponding to the Owner’s Policy Value, will be made available to the Owner(s). We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Owners. The effect of such proportional voting is that a small number of Owners may control the outcome of a particular vote.

Substitution of Portfolio Shares and Other Changes

If, in our judgment, one or more Portfolios become unsuitable for continued use with the Policy because of a change in investment objectives or restrictions, for each such Portfolio we may substitute shares of another Portfolio or another mutual fund. Any substitution of shares will be subject to any

Variable CompLife® Prospectus	23

required approval of the SEC, the Wisconsin Commissioner of Insurance or other regulatory authority. We have also reserved the right, subject to applicable federal and state law, to operate the Separate Account or any of its Divisions as a management company under the 1940 Act, or in any other form permitted, or to terminate registration of the Separate Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.

Reports and Financial Statements

For each Policy Year, you will receive a statement showing the Death Benefit, Cash Value and any Policy loan (including interest charged) as of the anniversary date. We will also send you a confirmation statement when you pay the annual premium. These statements will show your apportioned amounts among the Divisions. The Invested Assets may exceed the Cash Value of your Policy, because the Cash Value is reduced by the amount of any applicable surrender charge and any premiums due later in the Policy Year. We will also send you a confirmation statement when you transfer among Divisions, take a Policy loan, or surrender the Policy. The annual statement and confirmation statements will show the apportionment of Invested Assets among the Divisions. If the Policy is in force as fixed benefit paid-up insurance, statements and reports will be limited to an annual Policy statement showing the Death Benefit, Cash Value and any Policy loan.

Annually, we will send you a report containing financial statements of the Separate Account and, semi-annually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions to which your Invested Assets are allocated. The financial statements of the Company appear in the Statement of Additional Information. To receive a copy of the Annual Report, Semi-Annual Report and/or the Statement of Additional Information, call the Variable Life Service Center at 1-866-424-2609. Certain reports and other information can be obtained on our website at www.northwesternmutual.com.

Special Policy for Employers

A reduced minimum amount applies for Policies where the insurance involved an employer-sponsored benefit plan or arrangement. The sum of the Minimum Guaranteed Death Benefit and the Additional Protection was required to be at least $10,000, of which the Minimum Guaranteed Death Benefit must have been at least $1,000. The premium for the Additional Protection is two times the cost of term insurance for the Insured’s age when the Policy was issued. Premium rates for term insurance are set forth in the Policy.

These Policies for employers may include a provision to permit the amount of Additional Protection to increase after issue. Any such increase amount must be based on the terms of the benefit plan or arrangement and may not be subject to the discretion of the Insured or the Insured’s beneficiary. A description of the method of determining the amount of any increase is included in the Policy. Changes to the amount of Additional Protection will be effective on Policy anniversaries. The surrender charge and all charges for issue and administrative expenses will be based on the Minimum Guaranteed Death Benefit and the initial amount of Additional Protection.

For certain situations where the insurance involves an employer-sponsored benefit plan or arrangement, federal law and the laws of certain states may require that premiums and annuity rates be determined without regard to sex. Special Policies were available for this purpose. You are urged to review any questions in this area with qualified counsel.

Householding

To reduce costs, we may send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are or become a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling the Variable Life Service Center at 1-866-424-2609.

Abandoned Property Requirements

Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim them with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please contact your Financial Representative or call Variable Life Service Center at 1-866-424-2609 for assistance in making such changes.

Cybersecurity

The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us,

24	Variable CompLife® Prospectus

the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Legal Proceedings

Northwestern Mutual, like other life insurance companies, is generally involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Policy, on the Separate Account, or on Northwestern Mutual Investment Services, LLC, the principal underwriter for the Separate Account, and its ability to perform its duties as underwriter for the Separate Account.

Speculative Investing

This Policy, or any of its riders, should not be used for any type of speculative collective investment scheme (including, for example, arbitrage). Your Policy is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Owner Inquiries

You may receive information about your Policy via the Variable Life Service Center by calling toll-free at 1-866-424-2609. With your ID and password, you can also visit our website www.northwesternmutual.com to access performance information, forms for routine service, and daily Policy and unit values for Policies you own. Eligible Owners may also set up certain electronic payments, transfer accumulated amounts among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or payment in writing at our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about surrendering your Policy, please call your Financial Representative or the Variable Life Service Center at 1-866-424-2609. To file a claim, please call your Financial Representative or Life Benefits at 1-800-635-8855.

Automatic Dollar-Cost Averaging

With Dollar-Cost Averaging, you can arrange to have a regular amount of money (either a fixed dollar amount or a fractional amount) automatically transferred monthly from the Government Money Market Division into the Division(s) you have chosen. Transferred amounts must be allocated in whole percentages. (See “Allocations to the Separate Account—Transfers Between Divisions”). Transfers will end either when the amount in the Government Money Market Division is depleted or when you submit the appropriate form to our Home Office to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar-cost averaging does not ensure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your Financial Representative before deciding whether to elect dollar cost averaging.

Allocation Models

The Company currently makes available allocation models at no extra charge. An Owner can select only one model at a time. Each of the four models currently available is comprised of a combination of Portfolios representing various asset classes with various levels of risk tolerance ranging from moderately conservative to very aggressive. An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in an Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by notifying us in writing, contacting their financial representative or by calling Variable Life Service Center at 1-866-242-2609. Not all models offered may be available under your Policy because an Owner may only invest in up to ten Divisions at any Time. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should consult their financial representative for more information about available allocation models and whether investment in a model is appropriate for them.

Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an

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Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under the Contract (see “Substitution of Portfolio Shares and Other Changes” above for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if the Original Portfolio becomes no longer available (e.g., a substitution, merger, liquidation or closure), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers Between Divisions” above for more information about how to change portfolio allocations). There will be no automatic rebalancing to these models.

Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.

Illustrations

Your Northwestern Mutual Financial Representative will provide you with an illustration for your Policy upon request. The illustration will reflect the performance of your Policy to date and will show how the Death Benefit minus Policy Debt, Invested Assets and Cash Value would vary based on hypothetical investment results.

Illustrations for variable life insurance policies do not project or predict investment results. The illustrated values assume that non-guaranteed elements such as dividends, Policy charges and level investment returns will not change. Given the volatility of the securities markets over time, the illustrated scenario is unlikely to occur and the Policy’s actual Cash Value, Death Benefit, and certain expenses (which will vary with the investment performance of the Portfolios) will be more or less than those illustrated. In addition, the actual timing and amounts of payments, deductions, expenses and any values removed from the Policy will also impact product performance. Due to these variations, even a Portfolio that averaged the same return as illustrated will produce values which will be more or less than those which were illustrated.

Tax Considerations

General    The following discussion provides a general description of federal tax considerations relating to your Policy. The discussion is based on current provisions of the Internal Revenue Code (“Code”) as currently interpreted by the Treasury Department and the Internal Revenue Service (“IRS”). The discussion is not exhaustive, it does not address the likelihood of future changes in federal tax law or interpretations thereof, and it does not address state or local tax considerations which may be significant in the purchase and ownership of a Policy.

Depending on the circumstances, the exchange of a Policy, a Policy loan (including the addition of unpaid loan interest to a Policy loan), or a change in ownership or an assignment of the Policy, or an interest in the Policy, may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. If you contemplate any such transaction you should consult a qualified tax adviser.

This tax discussion is intended to describe the tax consequences associated with your Policy. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor.

Life Insurance Qualification    Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed your Policy to comply with only the cash value accumulation test. We may take any action that may be necessary for the Policy to qualify as life insurance for tax purposes.

The definitional tests under the Code are based on the Commissioner’s Standard Ordinary (CSO) mortality tables in effect when the Policies were issued. For Policies issued or materially changed after 2008, the tests must be based on the 2001 CSO mortality tables. Because Policies issued based on the 1980 CSO mortality tables may not satisfy the definitional tests using the 2001 CSO mortality tables, certain changes to those Policies will not be permitted (as defined by IRS Notices 2004-61 and 2006-95). Special safe harbor calculation rules apply to life insurance after the Insured attains age 100. See IRS Rev. Proc. 2010-28.

As provided by Section 817(h) of the Code, the Secretary of the Treasury has set standards for diversification of the investments underlying variable life insurance policies. Failure to meet the diversification requirements would disqualify your Policy as life insurance for purposes of Section 7702 of the Code. We believe that your Policy complies with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear. We may make changes to your Policy if necessary for the Policy to qualify as life insurance for tax purposes.

IRS Rev. Ruls. 2003-91 and 2003-92 provide guidance on when an Owner’s control of Separate Account assets will cause the Owner, and not the life insurance company, to be treated as the owner of those assets. Important indicators of

26	Variable CompLife® Prospectus

investor control are the ability of the Owner to select the investment advisor, the investment strategy or the particular investments of the Separate Account. If the Owner of a Policy were treated as the owner of the assets held in the Separate Account, the income and gains related to those assets would be included in the Owner’s gross income for federal income tax purposes. We believe that we own the assets of the Separate Account under current federal income tax law.

Tax Treatment of Life Insurance    While your Policy is in force, increases in the Cash Value due to investment experience are not subject to federal income tax until there is a distribution as defined by the Code. Death Benefit proceeds received by a beneficiary will generally not be subject to federal income tax.

So long as your Policy is not classified as a MEC (see “Modified Endowment Contract”), the proceeds from a surrender or withdrawal will generally be taxable only to the extent that the proceeds exceed the basis of the Policy. The basis of the Policy is generally equal to the premiums paid less any amounts previously received as tax-free distributions. Dividends paid in cash, if any, are generally taxed as withdrawals with a resulting reduction in basis. However, dividends applied to purchase additional insurance or used to pay premiums are generally not taxable. In certain circumstances, a withdrawal of Cash Value during the first 15 Policy Years may be taxable to the extent that the Cash Value exceeds the basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the basis of the Policy.

Unless the Policy is a MEC, a loan received under your Policy will not be treated as a distribution subject to current federal income tax. If the Policy remains in force until the death of the Insured or, in the case of joint life insurance, the second death, the Policy Debt will be repaid from the Death Benefit. However, if the Policy terminates by any method other than death, the Policy Debt will be repaid from the Cash Value of the Policy, and the total Cash Value, including the total amount of the Policy Debt, will be taxable to the extent it exceeds the basis of the Policy. If the extended term insurance nonforfeiture option is available in your Policy, and it lapses to extended term insurance, the Policy Debt will be repaid from Cash Value of the Policy and the Policy Debt repayment will be treated as income and taxable to the extent it exceeds Policy’s basis.

Caution must be used when taking cash out of a Policy through policy loans. If interest is not paid annually, it is added to the principal amount and the total Policy Debt will continue to increase for as long as the loan is maintained on the Policy. In extreme situations, Owners can face what is called the “surrender squeeze.” The surrender squeeze occurs if the Policy Debt becomes too large when compared to the unborrowed Cash Value remaining in the Policy, thereby causing the Policy to lapse. (See the “Policy Loans, Automatic Premium Loans, and Withdrawals” section for more details). As described above, if your policy lapses with outstanding Policy Debt, you will have an income tax liability to the extent the Policy Debt exceeds the Policy basis. This means that you may have to pay income tax for a year in which you did not receive any cash from the policy.

Interest paid by individual Owners of a Policy will ordinarily not be deductible. You should consult a qualified tax advisor as to the deductibility of interest paid, or accrued, by business Owners of a Policy. (See “Business-Owned Life Insurance”).

Subject to the agreement of the Company, and the Owner meeting any conditions set by the Company, a Policy may be exchanged tax-free for another life insurance policy covering the same Insured (or, in the case of joint life insurance, covering the Insureds or a surviving Insured) or an annuity contract with the same owner (or, in the case of an annuity owned by a non-natural owner, if the annuitant is the same as the life insurance policy insured). The Code also allows certain policies to be exchanged for stand-alone and combination long-term care policies on a tax-free basis. Policies that are exchanged for life insurance policies after 2008 may only be exchanged for life insurance policies using 2001 CSO mortality tables. Any cash received or loan repaid in an exchange will be taxed to the extent of the gain in the Policy (i.e., on gain-first basis).

Ownership of a Policy, or an interest in the Policy, may be transferred. If the transfer is for valuable consideration, it is taxable to the extent the proceeds or fair market value of property received exceed the basis of the Policy. The transfer of a Policy with a loan in excess of Policy basis is considered a sale to the extent of the loan, and the loan is treated as “sales proceeds” paid to the transferor. If a Policy, or an interest in a Policy were transferred for valuable consideration, the death benefit will be taxable as ordinary income to the extent it exceeds the sum of the purchase price and subsequent premiums paid by the new owner. However, the death benefit will not be taxable if both of the following criteria are satisfied:

1.	The transfer was not a “Reportable Policy Sale”, and

2.

The transferee is the insured, a partner of the insured, a partnership in which the insured is a partner or a corporation in which the insured is a shareholder or officer or the basis of the Policy is carried over, in whole or in part, in the transfer. You should seek qualified tax advice if you plan a transfer of ownership.

A Reportable Policy Sale is defined by Code section 101(a)(3), which was enacted in 2017 as part of the Tax Cuts and Jobs Act. A Reportable Policy Sale occurs when a Policy or an interest in the Policy is transferred, directly or indirectly, for valuable consideration and the acquirer does not have a “substantial family, business, or financial relationship with the insured apart from the acquirer’s interest in” the Policy. An example of an indirect transfer is an acquisition of a partnership that owns the Policy. If a Reportable Policy Sale occurs, the acquirer and the insurance company are required to send information about the sale to the IRS and the transferor. At the time the prospectus was printed, the IRS had not yet issued guidance related to these reporting rules, so specific requirements are unclear.

Variable CompLife® Prospectus	27

Where the Policy cash value is distributed as periodic payments under a payment plan, part or all of the taxable payments may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). Under final regulations issued by the IRS, “net investment income” may, among other things, include the transfer of a life insurance policy that constitutes a sale, interest paid on the Death Benefit, and taxable distributions from life insurance policies held in arrangements that constitute “passive activities”. You should seek qualified tax advice.

Modified Endowment Contracts (MEC)    A modified endowment contract (“MEC”) is a type of life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts. A MEC has less favorable tax treatment because it is considered to be too investment oriented. Generally, a Policy will be classified as a MEC if the cumulative premiums paid during the first seven Policy Years after issue, or after a “material change” (described below), exceed the policy’s “seven-pay” limit. The seven-year time period is commonly referred to as the “seven-pay period”. Code Section 7702A defines the seven-pay limit as the sum of the premiums (net of expense and administrative charges) that would have to be paid in order for the Policy to be fully paid-up after seven level annual payments based on defined interest and mortality assumptions. If premiums in excess of the seven-pay limit are paid during a seven-pay period, a Policy will be a MEC. However, a policy will not be a MEC if the excess premiums are refunded, with interest, within 60 days after the end of the Policy Year in which they are paid. For purposes of measuring this 60-day refund period, the term “Policy Year” refers to the year that starts on the date of a material change if that date is different than the Policy Date. If excess premium is refunded, all Policy values are recalculated as though the excess premium had never been paid.

A policy can also become a MEC if the benefits under the Policy are reduced during the seven-pay period or, in the case of joint life Policies, the lifetime of either Insured. If a reduction occurs during a seven-pay period, the seven-pay premium limit will be redetermined based on the reduced level of benefits. All premiums paid during the seven-pay period must be retroactively tested against the new, lower, seven-pay limit. If the premiums previously paid are greater than the recalculated seven-pay premium level limit, the Policy will become a MEC. This means that a reduction of Policy benefits can result in a MEC because of premiums paid in prior years even if those premiums did not exceed the policy’s seven-pay limit at the time they were paid. A reduction in benefits includes a decrease in the amount of coverage, the termination or reduction of certain riders, a withdrawal or any other action resulting in a surrender of Cash Value to you according to the terms of the Policy, an election of the paid-up option or, in some cases, a lapsing of the Policy where the Policy is not reinstated within 90 days. A life insurance policy which is received in exchange for a MEC will also be considered a

MEC. In the case of joint life Policies, the reduction test must be applied during the lifetime of either Insured rather than only during seven-pay periods.

Whenever there is a “material change” under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a MEC. This means that a new seven-pay period begins, with a new seven-pay limit. The new seven-pay limit is determined by taking into account the value of the Policy at the time of such change. A material change could occur as a result of certain changes to the benefits or terms of the Policy, such as a change in a death benefit option or a change in the Insured(s), if allowable under your Policy. A material change could occur as a result of an increase in the death benefit, the addition of a benefit or the payment of a premium after the seven-pay period, which could be considered “unnecessary” under the Code.

If a Policy is a MEC, any distribution from the Policy will be treated as a distribution of gain first, subject to ordinary income taxation. Distributions for this purpose include a loan, a withdrawal of Cash Value, a surrender of the Policy, and dividends paid in cash. We do not report dividends retained by the Company to purchase paid-up additions as “Distributions”. Distributions taken within the two-year period prior to the Policy becoming a MEC may also be taxed under the MEC tax rules. The Policy basis is increased to the extent a loan is a taxable distribution from a MEC. For these purposes, the term “loan”, includes an increase in Policy Debt due to accrued but unpaid loan interest, or an assignment or pledge of the policy to secure a loan. For MECs, the basis would be increased by the amount of any prior loan under the Policy that was considered taxable income. For purposes of determining the taxable portion of any distribution, all MECs issued by Northwestern Mutual to the same Owner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from MECs.

A 10% penalty tax will apply to the taxable portion of a distribution from a MEC. The penalty tax will not, however, apply to distributions (i) to taxpayers 59½ years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer’s beneficiaries. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

Estate and Generation Skipping Taxes    If the Insured owns, or has any incidents of ownership in, the Policy, the amount of the Death Benefit will generally be includible in the Insured’s estate for federal estate tax purposes and any applicable state inheritance tax. If a Policy is a joint life Policy, the Death Benefit will be includible in the estate of the second Insured to die if that individual owned or had any incidents of ownership in, the policy at the time of death. In some circumstances, the Death Benefit of a policy may be included in an Insured’s estate even if not owned at the time

28	Variable CompLife® Prospectus

of death. This may occur if the Insured transferred an ownership interest, or an incident of ownership, in a policy within three years of death. If the Owner dies, but an Insured is still alive, the fair market value of the Policy will be includible in the Owner’s estate. With appropriate estate planning, an unlimited marital deduction may permit deferral of federal estate and gift taxes until the death of the Owner’s surviving spouse.

If ownership of a Policy is transferred, either directly or in trust, to a person two or more generations younger than the Owner, the value of the Policy may be subject to a generation skipping transfer tax.

An exemption limit of $5 million (single)/$10 million (married) (with inflation indexing after 2011) and a maximum rate of 40% applies for purposes of the estate, gift and generation skipping taxes. In addition, any unused estate exemption limit may be carried over to the surviving spouse.

Business-Owned Life Insurance    Business-owned life insurance may be subject to certain additional rules. Section 101(j) of the Code provides that a portion of the Death Benefit payable under business-owned life insurance in which the business is also the beneficiary will be taxable to the extent it exceeds the premiums or other consideration the business paid for the policy. This rule will not apply if (i) the Insured is an eligible employee and (ii) certain notice and consent requirements are satisfied before the policy is issued. Generally, an eligible employee is someone who was an employee at any time during the 12-month period before death, a director, a person who owns more than 5% of the business, an employee earning more than $120,000 annually (increased for cost of living), one of the highest 5 paid officers or an employee who is among the highest paid 35% of employees. The law also imposes an annual reporting and record-keeping obligation on the employer. Increases in Policy or Cash Value may also be subject to tax under the corporation alternative minimum tax provisions.

Section 264(a)(1) of the Code generally disallows a deduction for premiums paid on Policies by anyone who is directly or indirectly a beneficiary under the Policy. Interest on debt that is related to or is incurred to purchase or carry life insurance might be deductible in certain, limited, circumstances set forth in Code Section 264. For example, interest paid or accrued for up to an aggregate of $50,000 of indebtedness with respect to life insurance covering a “key person” may be deductible. Generally, a key person is defined as an officer or a 20% owner. However, the number of key persons will be limited to the greater of (a) five individuals, or (b) the lesser of 5% of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be subject to limits based on current market rates.

In addition, if a business owns life insurance with cash value, section 264(f) of the Code may disallow a portion of a business’s non-life insurance related interest deduction. The disallowance is based on a ratio that the compares the amount of unborrowed life insurance Cash Value to the adjusted basis of other business assets. Certain policies may be excluded the disallowance calculation. These include policies held by natural persons unless the business is a direct or indirect beneficiary under the policy and policies owned by a business and insuring an individual who at the time the policy is issued is an employee, director, officer or 20% owner (as well as joint policies insuring 20% owners and their spouses). The IRS has ruled that a policy received in a tax-free exchange is newly issued for this purpose.

The IRS has ruled privately that losses in business-owned life insurance could be deducted upon the surrender of the policy if there was no reasonable prospect of recovery, but that the losses would be calculated by reducing the basis of the policy by the annual cost of the insurance protection provided by the policy. Private rulings apply only to the taxpayer who receives the ruling but may be indicative of the IRS’s thinking on an issue.

Special rules under the Code govern how life insurance companies calculate income tax deductions. Under these rules the annual increase in the cash value of life insurance policies owned by life insurance companies may limit the company’s deductions, resulting in an overall increase in its taxable income. In Revenue Procedure 2007-61, the IRS provided a safe harbor under which the annual increase in cash value of life insurance policies covering no more than 35% of the company’s employees, directors, officers and 20% owners will not limit the life insurance company’s deductions. Additionally, the Revenue Procedure included language that the tax-deferred nature of such contracts remains subject to challenge by the IRS under other provisions of the tax law, including judicial doctrines such as the business purpose doctrine.

Policy Split Right    If your Policy is a joint life Policy, your Policy permits the Owner to exchange the Policy for two policies, one on the life of each Insured, without evidence of insurability, if a change in the federal estate tax law results in either the repeal of the unlimited marital deduction or a 50% or greater reduction in the maximum estate tax rate set forth in the law. The exchange must be made while both Insureds are alive (and neither Insured is classified as a Joint Insurable). The request for exchange must be received no later than 180 days after the earlier of the enactment of the law repealing the unlimited marital deduction or the enactment of the law reducing the estate tax rate by at least 50%.

The IRS has ruled with respect to one taxpayer that such a transaction would be treated as a non-taxable exchange. If not so treated, such a split of the Policy could result in the recognition of taxable income.

Split Dollar Arrangements    Life insurance purchased under a split dollar arrangement is subject to special tax rules. Treasury regulations regarding the taxation of split dollar arrangements apply only to arrangements entered into or materially changed after September 17, 2003. The regulations provide that such split dollar arrangements must be taxed under one of two mutually exclusive tax regimes depending on the ownership of the underlying life insurance policy. Collateral assignment split dollar arrangements, in which the employee owns the policy, must be taxed under a loan regime. Where such an arrangement imposes a below market interest

Variable CompLife® Prospectus	29

rate or no interest rate, the employee is taxed on the imputed interest under Section 7872 of the Code. Endorsement split dollar arrangements, in which the employer owns the policy, must be taxed under an economic benefit regime. Under this regime, the employee is taxed each year on (i) the value of the current life insurance protection provided to the employee, (ii) the increase in the amount of policy Cash Value to which the employee has current access, and (iii) the value of any other economic benefits provided to the employee during the taxable year.

Under the Sarbanes-Oxley Act of 2002, it is a criminal offense for an employer with publicly traded stock to extend or arrange a personal loan to a director or executive officer after July 30, 2002. One issue that has not been clarified is whether each premium paid by such an employer under a split dollar arrangement with a director or executive officer is a personal loan subject to the new law.

Section 409A of the Code imposes requirements for nonqualified deferred compensation plans with regard to the timing of deferrals, distribution triggers, funding mechanisms and reporting requirements. Nonqualified deferred compensation plans that fail to meet these conditions are taxed currently on all compensation previously deferred and interest earned thereon and assessed an additional 20% penalty. The law does not limit the use of life insurance as an informal funding mechanism for nonqualified deferred compensation plans, but IRS Notice 2007-34 treats certain split dollar arrangements as nonqualified deferred compensation plans that must comply with the new rules. The effective date of these rules was December 31, 2008. Congress has also considered limiting an individual’s annual aggregate deferrals to a nonqualified deferred compensation plan to $1,000,000.

Valuation of Life Insurance    Special valuation rules apply to life insurance contracts distributed from a qualified plan to a participant or transferred by an employer to an employee. IRS Rev. Proc. 2005-25 provides safe harbor formulas for valuing variable and non-variable life insurance policies. Generally, the safe harbor value is the greater of (i) the sum of the interpolated terminal reserve, any unearned premiums, and a pro rata portion of the estimated dividends for the Policy Year; or (ii) the cash value without reduction for any surrender charges (but adjusted by a surrender factor for policies distributed from qualified plans) multiplied by a factor specified in Rev. Proc. 2005-25. These rules do not apply to split dollar arrangements entered into on or before September 17, 2003 and not materially modified thereafter.

Other Tax Considerations    Under Code Section 6011, taxpayers are required to annually report all “reportable transactions”. Regulations under Code Section 6011 provide a list of several types of reportable transactions, some of which may involve life insurance policies. For example, in some circumstances a reportable transaction might exist if life insurance is owned by a welfare benefit plan. “Reportable transactions” also include transactions that create significant differences between the amount of any item for purposes of determining income, gain, expense or loss for tax purposes differs by more than $10 million, on a gross basis, from the amount of the item for purposes for book purposes. However, Rev. Proc. 2004-67 held that the purchase of life insurance policies that creates such a difference does not, by itself, constitute a “reportable transaction.” The rules related to reportable transactions are complicated and you should consult a qualified tax advisor before purchasing any insurance policy as part of a transaction.

Distribution of the Policy

We sell the Policy through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter and distributor of the Policy and has entered into a Distribution Agreement with us.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

The maximum commission payable to the registered representative who sold the Policy is 40% of the premium paid during the first Policy Year; 6% of the premium paid in Policy Years 2-10; and 2.75% of Premium Payments thereafter. Registered representatives may receive less than the maximum commission or no commission in certain circumstances according to pre-established guidelines. We may also pay new registered representatives differently during a training period. The entire amount of sales commissions paid to registered representatives is passed through NMIS to the registered representative who sold the Policy and to his or her managers. The Company pays compensation and bonuses for the management team of NMIS, and other expenses of distributing the Policies.

Because registered representatives of NMIS are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, registered representatives of NMIS who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who

30	Variable CompLife® Prospectus

meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Policies help registered representatives and/or their managers qualify for such compensation and benefits. Certain registered representatives of NMIS may receive other payments from us for the recruitment, training, development, and supervision of financial representatives, production of promotional literature and similar services.

Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy. NMIS registered representatives receive ongoing servicing compensation related to the Policies, but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Glossary of Terms

APPLICATION

The form completed by the applicant when applying for coverage under the Policy. This includes any:

1.	amendments or endorsements;
2.	supplemental Applications;
3.	reinstatement Applications; and
4.	Policy change Applications.

ADDITIONAL PROTECTION

The additional coverage provided by the Policy, guaranteed for a certain number of years provided Premium Payments are made when due and dividends are used to increase Policy Value.

ATTAINED AGE

The Insured’s Issue Age listed in the Policy, plus the number of complete Policy Years that have elapsed since the Policy Date.

CASH VALUE

The amount available in cash if the Policy is surrendered. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value After Loan and Surrender Charge may be used in place of Cash Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Cash Value, as appropriate.

DATE OF ISSUE

The date on which insurance coverage takes effect as shown in the Policy.

DEATH BENEFIT

The gross amount payable to the Beneficiary upon the death of the Insured, before the deduction of Policy Debt and other adjustments.

DIVISION

A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.

FINANCIAL REPRESENTATIVE

An individual who is authorized to sell you the Policy and who is both licensed as a Northwestern Mutual insurance agent and registered as a representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.

FUND

Each Fund is registered under the 1940 Act as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. Each Portfolio of the Funds is available as an investment option under the Policy. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

GENERAL ACCOUNT

All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

GOOD ORDER

Your request or payment meets all the current requirements necessary for us to process it. For certain requests this may include, as applicable, the return of proceeds, evidence of insurability, underwriting, MEC-limit (or insurance qualification) requirements, any premium payments due, instructions as to payment due dates, or proper completion of certain Northwestern Mutual forms.

HOME OFFICE

Our office at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797.

INCOME PLAN

An optional method of receiving the Death Benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”

INSURED

The person named as the Insured on the Application and in the Policy.

INVESTED ASSETS

The sum of all amounts in the Divisions of the Separate Account.

ISSUE AGE

The Insured’s age on his or her birthday nearest the Policy Date.

Variable CompLife® Prospectus	31

MEC

Modified endowment contract as described in Section 7702A of the Internal Revenue Code. A modified endowment contract is a type of life insurance contract that is considered too investment oriented and is taxed less favorably on lifetime distributions than other life insurance contracts. See the “Tax Considerations” section for more detailed information.

NET PREMIUM

The amount of Premium Payment remaining after premium charges have been deducted, whether scheduled or unscheduled.

NETWORK OFFICE

A principal office of a general agent of the Company.

NYSE

New York Stock Exchange.

OWNER (You, Your)

The person named in the Application as the Owner, or the person who becomes Owner of a Policy by transfer or succession.

POLICY ANNIVERSARY

The same day and month as the Policy Date in each year following the first Policy Year.

POLICY DATE

The date shown in the Policy from which the following are computed, among other things:

1.	Policy Year;
2.	Policy Anniversary;
3.	the Issue Age of Insured; and
4.	the Attained Age of the Insured.

POLICY DEBT

The total amount of all outstanding Policy loans, including both principal and accrued interest.

POLICY VALUE

The sum of Invested Assets and Policy Debt, and excluding any cash value of variable paid-up insurance. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Policy Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Policy Value after deductions for a surrender charge or an outstanding loan, as appropriate.

POLICY YEAR

A year that starts on the Policy Date or on a Policy Anniversary.

PORTFOLIO

A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.

PREMIUM PAYMENTS

All payments you make under the Policy other than loan repayments and transaction charges.

PROJECTED INSURANCE AMOUNT

An estimated annual amount of insurance that assumes a 4% interest rate on invested amounts.

SEPARATE ACCOUNT

Northwestern Mutual Variable Life Account.

UNIT

An accounting unit of measure representing the value in one or more Divisions of the Separate Account.

UNIT VALUE

The value of a particular Unit at a particular time. Unit Value is analogous to, but not the same as, the share price of a Portfolio in which a Division invests. It may fluctuate from one Valuation Period to the next.

32	Variable CompLife® Prospectus

Additional Information

More information about the Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this prospectus, is incorporated by reference into this prospectus, and is available free of charge from the Company. To request a free copy of the Separate Account’s SAI, or current annual report, call the Variable Life Service Center toll-free at 1-866-424-2609. Under certain circumstances you or your financial representative may be able to obtain these documents online at www.northwesternmutual.com. Information about the Separate Account (including the SAI) can be reviewed and copied at the Public Reference Room of the SEC in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Separate Account are available on the SEC’s Internet site at http://www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Your Northwestern Mutual Financial Representative will provide you with illustrations for a Variable CompLife® Policy free of charge upon your request. The illustrations show how the Death Benefit, Invested Assets and Cash Value for a Policy would vary based on hypothetical investment results. Your Northwestern Mutual Financial Representative will also respond to other inquiries you may have regarding the Policy, or you may contact the Variable Life Service Center at 1-866-424-2609.

Investment Company Act File No. 811-3989

Variable CompLife® Prospectus	33

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

VARIABLE COMPLIFE®

An individual scheduled premium Variable Whole Life Policy that combines a Minimum Guaranteed

Death Benefit with Additional Protection in an integrated policy design (the “Policy”).

Issued by The Northwestern Mutual Life Insurance Company

and

Northwestern Mutual Variable Life Account

(Account)

We no longer issue the Policy described in this Statement of Additional Information.

The Policies we currently offer are described in separate Prospectuses and

Statements of Additional Information.

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements, and should be read in conjunction with the prospectus for the Policy identified above and dated the same date as this SAI. The prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, or by calling telephone number 1-866-424-2609.

DISTRIBUTION OF THE POLICY

The Policy is offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Policies for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of variable life insurance policies issued in connection with the Account during each of the last three fiscal years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable life insurance policies.

Year	Amount
2018	$1,111,244
2017	$1,718,429
2016	$3,053,234

NMIS also provides certain services related to the administration of payment plans under the Policy pursuant to an administrative services contract with Northwestern Mutual. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services.

EXPERTS

The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018, and the financial statements of Northwestern Mutual Variable Life Account as of December 31, 2018 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2018

Northwestern Mutual Variable Life Account

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Divisions of Northwestern Mutual Variable Life Account indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Divisions in the Northwestern Mutual Variable Life Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Divisions in the Northwestern Mutual Variable Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Divisions in the Northwestern Mutual Variable Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2019

We have served as the auditor of one or more of the Divisions in Northwestern Mutual Variable Life Account since 1984.

2

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2018 (in thousands, except accumulation values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$444,428	$181,347	$255,566	$11,780	$1,326,711
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	7	6	177	-	-

Total Assets	444,435	181,353	255,743	11,780	1,326,711

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	350
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	350

Total Net Assets	$444,435	$181,353	$255,743	$11,780	$1,326,361

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$37,577	$11,337	$27,120	$527	$175,032
Northwestern Mutual Equity	350	92	321	6	1,488
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	384,765	148,462	214,372	10,331	1,068,626
Northwestern Mutual Equity	6,059	2,574	3,554	155	16,006
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	7,071	4,645	4,919	316	22,263
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	8,613	14,243	5,457	445	42,946

Total Net Assets	$444,435	$181,353	$255,743	$11,780	$1,326,361

(1) Investments, at cost	$389,522	$156,444	$267,781	$12,042	$886,655
Mutual Fund Shares Held	161,376	70,645	194,643	10,768	289,107
(2) Accumulation Unit Value	$5.301752	$4.844807	$3.583452	$1.969452	$5.818234
Units Outstanding	73,716	31,175	60,814	5,325	186,419
(3) Accumulation Unit Value	$74.477290	$52.188290	$49.869208	$17.140701	$135.776139
Units Outstanding	95	89	99	18	164
(4) Accumulation Unit Value	$74.477290	$52.188290	$49.869208	$17.140701	$135.776139
Units Outstanding	116	273	109	26	316

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2018 (in thousands, except accumulation values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$12,935	$197,660	$119,126	$445,412	$308,934
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	30	69	247	165

Total Assets	12,935	197,690	119,195	445,659	309,099

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	2	-	-	-	-

Total Net Assets	$12,933	$197,690	$119,195	$445,659	$309,099

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$1,084	$16,809	$9,632	$59,767	$15,453
Northwestern Mutual Equity	11	152	83	718	142
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	11,100	167,120	100,298	367,607	270,247
Northwestern Mutual Equity	179	3,076	1,689	6,049	4,343
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	-	4,746	3,269	4,292	9,070
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	559	5,787	4,224	7,226	9,844

Total Net Assets	$12,933	$197,690	$119,195	$445,659	$309,099

(1) Investments, at cost	$14,986	$141,417	$112,878	$509,637	$289,609
Mutual Fund Shares Held	14,533	127,605	77,759	165,519	178,060
(2) Accumulation Unit Value	$1.837071	$2.678096	$2.967059	$4.100122	$4.530052
Units Outstanding	6,140	63,551	34,373	91,132	60,615
(3) Accumulation Unit Value	$15.732361	$29.152607	$31.961107	$116.184426	$52.678316
Units Outstanding	-	163	102	37	172
(4) Accumulation Unit Value	$15.732361	$29.152607	$31.961107	$116.184426	$52.678316
Units Outstanding	36	198	132	62	187

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2018 (in thousands, except accumulation values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$63,533	$257,635	$40,260	$175,102	$95,342
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	29	42	12	33	17

Total Assets	63,562	257,677	40,272	175,135	95,359

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$63,562	$257,677	$40,272	$175,135	$95,359

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$4,829	$11,208	$3,261	$13,557	$4,375
Northwestern Mutual Equity	44	106	30	125	51
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	54,791	231,314	33,862	151,144	82,733
Northwestern Mutual Equity	968	4,014	496	2,747	1,607
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,265	4,035	1,261	1,858	2,963
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1,665	7,000	1,362	5,704	3,630

Total Net Assets	$63,562	$257,677	$40,272	$175,135	$95,359

(1) Investments, at cost	$68,257	$231,383	$42,811	$165,476	$89,398
Mutual Fund Shares Held	44,491	109,819	32,029	85,666	68,395
(2) Accumulation Unit Value	$3.540449	$4.315234	$1.978237	$3.823467	$1.971431
Units Outstanding	15,749	54,532	17,368	40,249	42,781
(3) Accumulation Unit Value	$38.138006	$57.505467	$22.378619	$41.620093	$21.459907
Units Outstanding	33	70	56	45	138
(4) Accumulation Unit Value	$38.138006	$57.505467	$22.378619	$41.620093	$21.459907
Units Outstanding	44	122	61	137	169

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2018 (in thousands, except accumulation values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$36,025	$489,986	$56,882	$154,604	$24,893
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	8	-

Total Assets	36,026	489,986	56,882	154,612	24,893

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	26	58	-	-
Due to Participants	-	-	-	82	-

Total Liabilities	-	26	58	82	-

Total Net Assets	$36,026	$489,960	$56,824	$154,530	$24,893

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$2,080	$55,516	$2,869	$11,943	$2,575
Northwestern Mutual Equity	22	762	33	149	26
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	30,296	404,525	48,890	117,881	16,689
Northwestern Mutual Equity	514	7,217	803	2,903	237
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,498	8,763	1,869	14,644	793
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1,616	13,177	2,360	7,010	4,573

Total Net Assets	$36,026	$489,960	$56,824	$154,530	$24,893

(1) Investments, at cost	$38,123	$551,713	$59,199	$154,604	$24,981
Mutual Fund Shares Held	40,844	310,118	60,513	154,604	24,145
(2) Accumulation Unit Value	$1.139564	$3.301503	$0.880106	$1.545924	$1.043226
Units Outstanding	27,037	124,713	56,463	78,131	16,223
(3) Accumulation Unit Value	$11.053328	$5.155553	$10.668771	$42.522150	$12.818134
Units Outstanding	135	1,700	175	346	62
(4) Accumulation Unit Value	$11.053328	$5.155553	$10.668771	$42.522150	$12.818134
Units Outstanding	146	2,556	221	165	357

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2018 (in thousands, except accumulation values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$243,053	$10,664	$10,811	$107,393	$41,877
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	3	-	-	-

Total Assets	243,053	10,667	10,811	107,393	41,877

Liabilities:
Due to Northwestern Mutual Life Insurance Company	42	-	-	5	-
Due to Participants	-	-	-	-	-

Total Liabilities	42	-	-	5	-

Total Net Assets	$243,011	$10,667	$10,811	$107,388	$41,877

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$19,845	$627	$552	$7,586	$2,456
Northwestern Mutual Equity	241	8	6	81	24
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	193,922	9,755	8,540	91,189	36,430
Northwestern Mutual Equity	3,699	147	136	1,542	592
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	14,652	66	421	4,598	450
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,652	64	1,156	2,392	1,925

Total Net Assets	$243,011	$10,667	$10,811	$107,388	$41,877

(1) Investments, at cost	$250,953	$11,509	$11,126	$110,607	$42,876
Mutual Fund Shares Held	198,248	10,569	10,170	156,322	39,997
(2) Accumulation Unit Value	$2.809628	$1.423026	$1.080225	$3.851321	$1.334721
Units Outstanding	70,337	6,959	8,032	24,078	27,737
(3) Accumulation Unit Value	$226.413644	$20.262648	$14.354000	$51.690668	$18.535667
Units Outstanding	65	3	29	89	24
(4) Accumulation Unit Value	$226.413644	$20.262648	$14.354000	$51.690668	$18.535667
Units Outstanding	47	3	81	46	104

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2018 (in thousands, except accumulation values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$347,387	$48,347	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	158,825	41,920	-
Neuberger Berman Advisers Management Trust	-	-	-	-	5,072
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	211	-	1

Total Assets	347,387	48,347	159,036	41,920	5,073

Liabilities:
Due to Northwestern Mutual Life Insurance Company	38	6	-	2	-
Due to Participants	-	-	-	-	-

Total Liabilities	38	6	-	2	-

Total Net Assets	$347,349	$48,341	$159,036	$41,918	$5,073

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$158,494	$6,814	$13,055	$3,123	$343
Northwestern Mutual Equity	1,360	73	124	29	3
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	169,374	37,857	134,945	35,898	3,719
Northwestern Mutual Equity	3,233	693	2,488	562	69
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	7,795	982	2,912	634	239
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,093	1,922	5,512	1,672	700

Total Net Assets	$347,349	$48,341	$159,036	$41,918	$5,073

(1) Investments, at cost	$360,136	$50,569	$166,427	$44,105	$5,173
Mutual Fund Shares Held	255,432	44,113	5,436	1,339	223
(2) Accumulation Unit Value	$3.764026	$2.207402	$4.497777	$1.866274	$1.815096
Units Outstanding	45,857	17,464	30,556	19,537	2,087
(3) Accumulation Unit Value	$209.277798	$24.028105	$48.449732	$20.573795	$19.872228
Units Outstanding	37	41	60	31	12
(4) Accumulation Unit Value	$209.277798	$24.028105	$48.449732	$20.573795	$19.872228
Units Outstanding	34	80	114	81	35

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2018 (in thousands, except accumulation values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	195,809	91,302	116,075	81,601	161,131
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	21	18	2	11	19

Total Assets	195,830	91,320	116,077	81,612	161,150

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$195,830	$91,320	$116,077	$81,612	$161,150

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$8,793	$4,984	$6,577	$4,802	$8,682
Northwestern Mutual Equity	79	50	82	70	91
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	167,623	78,872	98,057	61,425	139,723
Northwestern Mutual Equity	3,089	1,561	1,823	1,210	2,696
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	8,919	2,964	6,126	10,991	4,116
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,327	2,889	3,412	3,114	5,842

Total Net Assets	$195,830	$91,320	$116,077	$81,612	$161,150

(1) Investments, at cost	$229,451	$102,321	$130,751	$85,436	$171,816
Mutual Fund Shares Held	14,924	7,698	11,561	8,103	12,097
(2) Accumulation Unit Value	$1.943977	$2.610168	$1.724712	$2.271363	$4.477782
Units Outstanding	87,816	30,815	57,911	27,576	31,805
(3) Accumulation Unit Value	$22.064057	$30.385277	$19.124827	$24.693685	$48.615288
Units Outstanding	404	98	320	445	85
(4) Accumulation Unit Value	$22.064057	$30.385277	$19.124827	$24.693685	$48.615288
Units Outstanding	332	95	178	126	120

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2018 (in thousands, except accumulation values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	6,715	19,322	21,008	11,600	-
Credit Suisse Trust	-	-	-	-	20,034
Due from Northwestern Mutual Life Insurance Company	-	11	3	-	2

Total Assets	6,715	19,333	21,011	11,600	20,036

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	-	-	3	-
Due to Participants	-	-	-	-	-

Total Liabilities	1	-	-	3	-

Total Net Assets	$6,714	$19,333	$21,011	$11,597	$20,036

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$1,833	$4,333	$4,585	$1,405	$471
Northwestern Mutual Equity	14	51	40	14	8
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	4,752	14,287	15,732	9,149	17,290
Northwestern Mutual Equity	89	269	332	206	337
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	25	22	8	-	994
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1	371	314	823	936

Total Net Assets	$6,714	$19,333	$21,011	$11,597	$20,036

(1) Investments, at cost	$7,284	$22,220	$23,783	$12,808	$26,452
Mutual Fund Shares Held	725	2,223	2,398	1,422	5,773
(2) Accumulation Unit Value	$1.281521	$1.335190	$1.368685	$1.401615	$4.724979
Units Outstanding	3,778	10,901	11,737	6,674	3,730
(3) Accumulation Unit Value	$15.741887	$15.421524	$14.739598	$13.779890	$4.432602
Units Outstanding	2	1	1	-	224
(4) Accumulation Unit Value	$15.741887	$15.421524	$14.739598	$13.779890	$4.432602
Units Outstanding	-	24	21	60	211

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2018 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$3,399	$954	$4,286	$96	$23,355
Expenses:
Mortality and expense risk charges	2,137	806	1,251	53	6,373
Taxes	21	6	15	-	99

Total expenses	2,158	812	1,266	53	6,472

Net investment income (loss)	1,241	142	3,020	43	16,883

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12,027	4,548	8,075	253	43,371
Realized gain distribution	52,065	5,268	82,153	600	13,822

Realized gains (losses)	64,092	9,816	90,228	853	57,193

Change in unrealized appreciation/(depreciation) of investments during the period	(60,587)	(14,420)	(110,692)	(1,427)	(142,220)

Net increase (decrease) in net assets resulting from operations	$4,746	$(4,462)	$(17,444)	$(531)	$(68,144)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$239	$3,739	$2,648	$690	$3,929
Expenses:
Mortality and expense risk charges	59	929	565	2,306	1,528
Taxes	1	9	6	35	9

Total expenses	60	938	571	2,341	1,537

Net investment income (loss)	179	2,801	2,077	(1,651)	2,392

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(76)	5,995	4,506	8,184	4,928
Realized gain distribution	1,028	7,401	9,949	86,007	23,067

Realized gains (losses)	952	13,396	14,455	94,191	27,995

Change in unrealized appreciation/(depreciation) of investments during the period	(2,319)	(22,403)	(29,347)	(129,136)	(71,107)

Net increase (decrease) in net assets resulting from operations	$(1,188)	$(6,206)	$(12,815)	$(36,596)	$(40,720)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,184	$-	$620	$1,080	$1,507
Expenses:
Mortality and expense risk charges	324	1,363	187	904	456
Taxes	3	7	2	8	3

Total expenses	327	1,370	189	912	459

Net investment income (loss)	857	(1,370)	431	168	1,048

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,666	4,023	437	4,899	(434)
Realized gain distribution	6,834	25,536	1,858	15,472	-

Realized gains (losses)	10,500	29,559	2,295	20,371	(434)

Change in unrealized appreciation/(depreciation) of investments during the period	(21,062)	(62,947)	(7,277)	(46,873)	(13,290)

Net increase (decrease) in net assets resulting from operations	$(9,705)	$(34,758)	$(4,551)	$(26,334)	$(12,676)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2018 (in thousands)

	Research International Core Division	International Equity Division	Emerging Market Equity Division	Government Money Markets Division	Short-Term Bond Division

Income:
Dividend income	$662	$14,217	$794	$2,280	$370
Expenses:
Mortality and expense risk charges	167	2,501	255	590	86
Taxes	1	33	2	6	1

Total expenses	168	2,534	257	596	87

Net investment income (loss)	494	11,683	537	1,684	283

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	873	10,324	332	-	(5)
Realized gain distribution	-	-	-	-	-

Realized gains (losses)	873	10,324	332	-	(5)

Change in unrealized appreciation/(depreciation) of investments during the period	(7,190)	(114,245)	(10,179)	-	(32)

Net increase (decrease) in net assets resulting from operations	$(5,823)	$(92,238)	$(9,310)	$1,684	$246

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$5,466	$184	$225	$6,109	$1,311
Expenses:
Mortality and expense risk charges	988	41	42	481	180
Taxes	11	-	-	4	1

Total expenses	999	41	42	485	181

Net investment income (loss)	4,467	143	183	5,624	1,130

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(500)	(192)	(54)	1,386	(322)
Realized gain distribution	-	213	-	-	-

Realized gains (losses)	(500)	21	(54)	1,386	(322)

Change in unrealized appreciation/(depreciation) of investments during the period	(5,612)	(344)	(456)	(10,507)	(1,526)

Net increase (decrease) in net assets resulting from operations	$(1,645)	$(180)	$(327)	$(3,497)	$(718)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Income:
Dividend income	$8,752	$1,054	$773	$203	$28
Expenses:
Mortality and expense risk charges	1,685	228	832	197	20
Taxes	87	4	8	2	-

Total expenses	1,772	232	840	199	20

Net investment income (loss)	6,980	822	(67)	4	8

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,006)	1,131	1,711	1,105	174
Realized gain distribution	8,154	1,426	16,791	3,867	316

Realized gains (losses)	7,148	2,557	18,502	4,972	490

Change in unrealized appreciation/(depreciation) of investments during the period	(28,103)	(6,009)	(46,600)	(8,106)	(858)

Net increase (decrease) in net assets resulting from operations	$(13,975)	$(2,630)	$(28,165)	$(3,130)	$(360)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2018 (in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division

Income:
Dividend income	$2,609	$512	$2,288	$1,746
Expenses:
Mortality and expense risk charges	949	469	559	313
Taxes	5	3	4	3

Total expenses	954	472	563	316

Net investment income (loss)	1,655	40	1,725	1,430

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,399	922	(262)	(392)
Realized gain distribution	41,499	17,528	10,439	-

Realized gains (losses)	45,898	18,450	10,177	(392)

Change in unrealized appreciation/(depreciation) of investments during the period	(69,035)	(31,125)	(32,739)	(2,093)

Net increase (decrease) in net assets resulting from operations	$(21,482)	$(12,635)	$(20,837)	$(1,055)

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division

Income:
Dividend income	$7,710	$311	$1,145
Expenses:
Mortality and expense risk charges	733	31	98
Taxes	5	1	3

Total expenses	738	32	101

Net investment income (loss)	6,972	279	1,044

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,846)	94	(191)
Realized gain distribution	203	65	599

Realized gains (losses)	(4,643)	159	408

Change in unrealized appreciation/(depreciation) of investments during the period	(12,985)	(778)	(3,007)

Net increase (decrease) in net assets resulting from operations	$(10,656)	$(340)	$(1,555)

	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$1,163	$644	$545
Expenses:
Mortality and expense risk charges	108	56	89
Taxes	2	1	-

Total expenses	110	57	89

Net investment income (loss)	1,053	587	456

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	132	211	(1,287)
Realized gain distribution	895	582	-

Realized gains (losses)	1,027	793	(1,287)

Change in unrealized appreciation/(depreciation) of investments during the period	(4,085)	(2,664)	(1,879)

Net increase (decrease) in net assets resulting from operations	$(2,005)	$(1,284)	$(2,710)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,241	$1,825	$142	$528
Net realized gains (losses)	64,092	28,171	9,816	5,699
Net change in unrealized appreciation/(depreciation)	(60,587)	59,092	(14,420)	40,771

Net increase (decrease) in net assets resulting from operations	4,746	89,088	(4,462)	46,998

Policy Transactions:
Policy owners’ net payments	13,937	14,122	4,583	4,657
Policy loans, surrenders and death benefits	(21,009)	(19,169)	(11,287)	(8,218)
Mortality and other (net)	(8,792)	(8,079)	(3,579)	(3,177)
Transfers from other divisions or sponsor	58,975	52,007	25,055	31,248
Transfers to other divisions or sponsor	(58,640)	(54,330)	(20,918)	(25,934)

Net increase (decrease) in net assets resulting from contract transactions	(15,529)	(15,449)	(6,146)	(1,424)

Net increase (decrease) in net assets	(10,783)	73,639	(10,608)	45,574

Net Assets:
Beginning of period	455,218	381,579	191,961	146,387

End of period	$444,435	$455,218	$181,353	$191,961

Units issued during the period	5,955	5,874	3,512	4,444
Units redeemed during the period	(8,021)	(8,613)	(4,514)	(5,605)

Net units issued (redeemed) during period	(2,066)	(2,739)	(1,002)	(1,161)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$3,020	$3,472	$43	$56
Net realized gains (losses)	90,228	6,417	853	728
Net change in unrealized appreciation/(depreciation)	(110,692)	46,331	(1,427)	1,130

Net increase (decrease) in net assets resulting from operations	(17,444)	56,220	(531)	1,914

Policy Transactions:
Policy owners’ net payments	10,089	9,693	341	369
Policy loans, surrenders and death benefits	(13,157)	(11,940)	(151)	(527)
Mortality and other (net)	(5,567)	(5,310)	(206)	(189)
Transfers from other divisions or sponsor	22,385	17,187	2,148	2,987
Transfers to other divisions or sponsor	(23,397)	(17,449)	(2,294)	(1,663)

Net increase (decrease) in net assets resulting from contract transactions	(9,647)	(7,819)	(162)	977

Net increase (decrease) in net assets	(27,091)	48,401	(693)	2,891

Net Assets:
Beginning of period	282,834	234,433	12,473	9,582

End of period	$255,743	$282,834	$11,780	$12,473

Units issued during the period	4,859	4,939	739	1,486
Units redeemed during the period	(6,968)	(6,540)	(913)	(1,012)

Net units issued (redeemed) during period	(2,109)	(1,601)	(174)	474

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$16,883	$17,731	$179	$210
Net realized gains (losses)	57,193	42,287	952	419
Net change in unrealized appreciation/(depreciation)	(142,220)	193,671	(2,319)	696

Net increase (decrease) in net assets resulting from operations	(68,144)	253,689	(1,188)	1,325

Policy Transactions:
Policy owners’ net payments	41,240	39,146	350	518
Policy loans, surrenders and death benefits	(65,216)	(56,230)	(637)	(661)
Mortality and other (net)	(26,188)	(24,654)	(224)	(208)
Transfers from other divisions or sponsor	151,145	158,572	3,036	2,869
Transfers to other divisions or sponsor	(152,092)	(147,117)	(1,901)	(3,155)

Net increase (decrease) in net assets resulting from contract transactions	(51,111)	(30,283)	624	(637)

Net increase (decrease) in net assets	(119,255)	223,406	(564)	688

Net Assets:
Beginning of period	1,445,616	1,222,210	13,497	12,809

End of period	$1,326,361	$1,445,616	$12,933	$13,497

Units issued during the period	14,562	16,264	1,364	1,382
Units redeemed during the period	(19,653)	(20,332)	(1,279)	(1,581)

Net units issued (redeemed) during period	(5,091)	(4,068)	85	(199)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$2,801	$2,470	$2,077	$2,278
Net realized gains (losses)	13,396	9,484	14,455	9,059
Net change in unrealized appreciation/(depreciation)	(22,403)	14,099	(29,347)	7,487

Net increase (decrease) in net assets resulting from operations	(6,206)	26,053	(12,815)	18,824

Policy Transactions:
Policy owners’ net payments	6,415	6,730	4,203	4,353
Policy loans, surrenders and death benefits	(12,413)	(9,757)	(5,313)	(5,009)
Mortality and other (net)	(3,960)	(3,780)	(2,335)	(2,334)
Transfers from other divisions or sponsor	21,717	27,917	34,468	38,396
Transfers to other divisions or sponsor	(25,575)	(33,174)	(34,845)	(40,748)

Net increase (decrease) in net assets resulting from contract transactions	(13,816)	(12,064)	(3,822)	(5,342)

Net increase (decrease) in net assets	(20,022)	13,989	(16,637)	13,482

Net Assets:
Beginning of period	217,712	203,723	135,832	122,350

End of period	$197,690	$217,712	$119,195	$135,832

Units issued during the period	5,155	6,339	4,265	4,806
Units redeemed during the period	(8,605)	(10,251)	(5,114)	(6,453)

Net units issued (redeemed) during period	(3,450)	(3,912)	(849)	(1,647)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$(1,651)	$(949)	$2,392	$2,212
Net realized gains (losses)	94,191	6,637	27,995	26,053
Net change in unrealized appreciation/(depreciation)	(129,136)	78,700	(71,107)	20,618

Net increase (decrease) in net assets resulting from operations	(36,596)	84,388	(40,720)	48,883

Policy Transactions:
Policy owners’ net payments	17,537	17,576	9,209	9,483
Policy loans, surrenders and death benefits	(24,391)	(20,861)	(15,038)	(14,406)
Mortality and other (net)	(9,604)	(9,273)	(5,839)	(5,811)
Transfers from other divisions or sponsor	29,379	33,793	76,431	78,492
Transfers to other divisions or sponsor	(32,361)	(38,600)	(73,087)	(80,407)

Net increase (decrease) in net assets resulting from contract transactions	(19,440)	(17,365)	(8,324)	(12,649)

Net increase (decrease) in net assets	(56,036)	67,023	(49,044)	36,234

Net Assets:
Beginning of period	501,695	434,672	358,143	321,909

End of period	$445,659	$501,695	$309,099	$358,143

Units issued during the period	6,492	7,380	6,152	6,533
Units redeemed during the period	(9,716)	(10,834)	(7,499)	(8,817)

Net units issued (redeemed) during period	(3,224)	(3,454)	(1,347)	(2,284)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$857	$778	$(1,370)	$(926)
Net realized gains (losses)	10,500	5,350	29,559	4,596
Net change in unrealized appreciation/(depreciation)	(21,062)	2,073	(62,947)	50,595

Net increase (decrease) in net assets resulting from operations	(9,705)	8,201	(34,758)	54,265

Policy Transactions:
Policy owners’ net payments	2,287	2,112	9,056	9,211
Policy loans, surrenders and death benefits	(3,069)	(3,530)	(14,175)	(13,306)
Mortality and other (net)	(1,343)	(1,407)	(5,314)	(5,072)
Transfers from other divisions or sponsor	8,528	14,442	40,892	34,943
Transfers to other divisions or sponsor	(11,576)	(15,864)	(43,375)	(37,523)

Net increase (decrease) in net assets resulting from contract transactions	(5,173)	(4,247)	(12,916)	(11,747)

Net increase (decrease) in net assets	(14,878)	3,954	(47,674)	42,518

Net Assets:
Beginning of period	78,440	74,486	305,351	262,833

End of period	$63,562	$78,440	$257,677	$305,351

Units issued during the period	1,450	2,539	4,737	4,953
Units redeemed during the period	(2,544)	(3,600)	(6,887)	(7,213)

Net units issued (redeemed) during period	(1,094)	(1,061)	(2,150)	(2,260)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$431	$500	$168	$694
Net realized gains (losses)	2,295	1,852	20,371	15,404
Net change in unrealized appreciation/(depreciation)	(7,277)	1,773	(46,873)	5,468

Net increase (decrease) in net assets resulting from operations	(4,551)	4,125	(26,334)	21,566

Policy Transactions:
Policy owners’ net payments	1,116	1,177	6,343	6,134
Policy loans, surrenders and death benefits	(1,412)	(1,052)	(8,910)	(9,568)
Mortality and other (net)	(738)	(587)	(3,530)	(3,527)
Transfers from other divisions or sponsor	21,687	20,664	10,025	14,289
Transfers to other divisions or sponsor	(14,489)	(16,216)	(14,096)	(17,189)

Net increase (decrease) in net assets resulting from contract transactions	6,164	3,986	(10,168)	(9,861)

Net increase (decrease) in net assets	1,613	8,111	(36,502)	11,705

Net Assets:
Beginning of period	38,659	30,548	211,637	199,932

End of period	$40,272	$38,659	$175,135	$211,637

Units issued during the period	5,520	5,491	3,086	4,279
Units redeemed during the period	(3,139)	(3,821)	(5,013)	(6,388)

Net units issued (redeemed) during period	2,381	1,670	(1,927)	(2,109)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,048	$883	$494	$431
Net realized gains (losses)	(434)	(834)	873	646
Net change in unrealized appreciation/(depreciation)	(13,290)	24,534	(7,190)	6,821

Net increase (decrease) in net assets resulting from operations	(12,676)	24,583	(5,823)	7,898

Policy Transactions:
Policy owners’ net payments	4,950	4,868	86	1,193
Policy loans, surrenders and death benefits	(5,145)	(5,220)	(1,390)	(1,709)
Mortality and other (net)	(1,970)	(1,874)	(667)	(558)
Transfers from other divisions or sponsor	20,586	32,206	18,677	28,660
Transfers to other divisions or sponsor	(20,386)	(28,132)	(13,904)	(22,992)

Net increase (decrease) in net assets resulting from contract transactions	(1,965)	1,848	2,802	4,594

Net increase (decrease) in net assets	(14,641)	26,431	(3,021)	12,492

Net Assets:
Beginning of period	110,000	83,569	39,047	26,555

End of period	$95,359	$110,000	$36,026	$39,047

Units issued during the period	6,321	8,345	7,195	9,549
Units redeemed during the period	(6,934)	(7,295)	(5,422)	(5,621)

Net units issued (redeemed) during period	(613)	1,050	1,773	3,928

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$11,683	$10,745	$537	$271
Net realized gains (losses)	10,324	8,591	332	5
Net change in unrealized appreciation/(depreciation)	(114,245)	88,760	(10,179)	11,518

Net increase (decrease) in net assets resulting from operations	(92,238)	108,096	(9,310)	11,794

Policy Transactions:
Policy owners’ net payments	23,063	22,619	1,930	1,988
Policy loans, surrenders and death benefits	(28,576)	(26,854)	(2,694)	(1,637)
Mortality and other (net)	(10,349)	(10,810)	(1,003)	(843)
Transfers from other divisions or sponsor	50,395	53,850	18,352	21,668
Transfers to other divisions or sponsor	(50,468)	(51,059)	(13,322)	(9,330)

Net increase (decrease) in net assets resulting from contract transactions	(15,935)	(12,254)	3,263	11,846

Net increase (decrease) in net assets	(108,173)	95,842	(6,047)	23,640

Net Assets:
Beginning of period	598,133	502,291	62,871	39,231

End of period	$489,960	$598,133	$56,824	$62,871

Units issued during the period	17,875	19,724	14,904	18,232
Units redeemed during the period	(21,014)	(22,314)	(11,451)	(7,276)

Net units issued (redeemed) during period	(3,139)	(2,590)	3,453	10,956

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,684	$313	$283	$201
Net realized gains (losses)	-	1	(5)	29
Net change in unrealized appreciation/(depreciation)	-	-	(32)	(26)

Net increase (decrease) in net assets resulting from operations	1,684	314	246	204

Policy Transactions:
Policy owners’ net payments	46,736	50,425	361	813
Policy loans, surrenders and death benefits	(24,887)	(22,644)	(1,997)	(2,762)
Mortality and other (net)	(4,202)	(4,595)	(402)	(366)
Transfers from other divisions or sponsor	168,804	120,861	15,225	11,997
Transfers to other divisions or sponsor	(181,455)	(161,310)	(11,029)	(7,802)

Net increase (decrease) in net assets resulting from contract transactions	4,996	(17,263)	2,158	1,880

Net increase (decrease) in net assets	6,680	(16,949)	2,404	2,084

Net Assets:
Beginning of period	147,850	164,799	22,489	20,405

End of period	$154,530	$147,850	$24,893	$22,489

Units issued during the period	71,692	60,150	7,297	6,683
Units redeemed during the period	(70,154)	(66,766)	(6,867)	(6,977)

Net units issued (redeemed) during period	1,538	(6,616)	430	(294)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$4,467	$4,166	$143	$134
Net realized gains (losses)	(500)	3,813	21	180
Net change in unrealized appreciation/(depreciation)	(5,612)	(249)	(344)	386

Net increase (decrease) in net assets resulting from operations	(1,645)	7,730	(180)	700

Policy Transactions:
Policy owners’ net payments	9,372	10,351	515	485
Policy loans, surrenders and death benefits	(14,848)	(13,959)	(253)	(542)
Mortality and other (net)	(4,331)	(4,602)	(179)	(192)
Transfers from other divisions or sponsor	116,263	142,616	2,807	3,781
Transfers to other divisions or sponsor	(113,554)	(139,500)	(1,923)	(3,946)

Net increase (decrease) in net assets resulting from contract transactions	(7,098)	(5,094)	967	(414)

Net increase (decrease) in net assets	(8,743)	2,636	787	286

Net Assets:
Beginning of period	251,754	249,118	9,880	9,594

End of period	$243,011	$251,754	$10,667	$9,880

Units issued during the period	9,361	10,246	2,372	2,897
Units redeemed during the period	(9,851)	(10,256)	(1,691)	(3,156)

Net units issued (redeemed) during period	(490)	(10)	681	(259)

	Inflation Protection Division		High Yield Bond Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$183	$30	$5,624	$5,784
Net realized gains (losses)	(54)	15	1,386	610
Net change in unrealized appreciation/(depreciation)	(456)	272	(10,507)	703

Net increase (decrease) in net assets resulting from operations	(327)	317	(3,497)	7,097

Policy Transactions:
Policy owners’ net payments	415	441	3,957	3,693
Policy loans, surrenders and death benefits	(551)	(573)	(5,367)	(5,620)
Mortality and other (net)	(177)	(173)	(2,165)	(2,200)
Transfers from other divisions or sponsor	6,764	6,417	24,915	26,064
Transfers to other divisions or sponsor	(5,806)	(4,923)	(26,822)	(23,509)

Net increase (decrease) in net assets resulting from contract transactions	645	1,189	(5,482)	(1,572)

Net increase (decrease) in net assets	318	1,506	(8,979)	5,525

Net Assets:
Beginning of period	10,493	8,987	116,367	110,842

End of period	$10,811	$10,493	$107,388	$116,367

Units issued during the period	2,425	2,968	2,661	3,295
Units redeemed during the period	(2,082)	(2,079)	(3,784)	(3,700)

Net units issued (redeemed) during period	343	889	(1,123)	(405)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$1,130	$1,288	$6,980	$6,230
Net realized gains (losses)	(322)	(159)	7,148	9,992
Net change in unrealized appreciation/(depreciation)	(1,526)	1,618	(28,103)	22,907

Net increase (decrease) in net assets resulting from operations	(718)	2,747	(13,975)	39,129

Policy Transactions:
Policy owners’ net payments	1,268	1,422	14,159	12,816
Policy loans, surrenders and death benefits	(1,995)	(2,784)	(21,756)	(16,343)
Mortality and other (net)	(758)	(674)	(8,811)	(8,474)
Transfers from other divisions or sponsor	9,930	11,111	78,836	85,933
Transfers to other divisions or sponsor	(6,231)	(4,418)	(76,177)	(85,391)

Net increase (decrease) in net assets resulting from contract transactions	2,214	4,657	(13,749)	(11,459)

Net increase (decrease) in net assets	1,496	7,404	(27,724)	27,670

Net Assets:
Beginning of period	40,381	32,977	375,073	347,403

End of period	$41,877	$40,381	$347,349	$375,073

Units issued during the period	6,890	8,081	4,613	4,803
Units redeemed during the period	(5,784)	(4,765)	(5,946)	(6,304)

Net units issued (redeemed) during period	1,106	3,316	(1,333)	(1,501)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$822	$824	$(67)	$112
Net realized gains (losses)	2,557	2,912	18,502	9,071
Net change in unrealized appreciation/(depreciation)	(6,009)	2,897	(46,600)	24,016

Net increase (decrease) in net assets resulting from operations	(2,630)	6,633	(28,165)	33,199

Policy Transactions:
Policy owners’ net payments	1,681	2,103	6,023	6,627
Policy loans, surrenders and death benefits	(3,546)	(1,595)	(8,185)	(7,622)
Mortality and other (net)	(1,139)	(1,083)	(3,349)	(3,324)
Transfers from other divisions or sponsor	3,121	4,161	16,837	18,461
Transfers to other divisions or sponsor	(2,746)	(1,514)	(19,693)	(21,758)

Net increase (decrease) in net assets resulting from contract transactions	(2,629)	2,072	(8,367)	(7,616)

Net increase (decrease) in net assets	(5,259)	8,705	(36,532)	25,583

Net Assets:
Beginning of period	53,600	44,895	195,568	169,985

End of period	$48,341	$53,600	$159,036	$195,568

Units issued during the period	1,830	2,351	2,663	3,183
Units redeemed during the period	(2,431)	(1,802)	(3,823)	(4,373)

Net units issued (redeemed) during period	(601)	549	(1,160)	(1,190)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$4	$146	$8	$7
Net realized gains (losses)	4,972	3,448	490	429
Net change in unrealized appreciation/(depreciation)	(8,106)	4,354	(858)	412

Net increase (decrease) in net assets resulting from operations	(3,130)	7,948	(360)	848

Policy Transactions:
Policy owners’ net payments	1,371	1,185	197	197
Policy loans, surrenders and death benefits	(1,572)	(1,923)	(159)	(127)
Mortality and other (net)	(779)	(721)	(88)	(86)
Transfers from other divisions or sponsor	7,341	7,393	2,036	1,543
Transfers to other divisions or sponsor	(6,171)	(7,235)	(1,840)	(1,975)

Net increase (decrease) in net assets resulting from contract transactions	190	(1,301)	146	(448)

Net increase (decrease) in net assets	(2,940)	6,647	(214)	400

Net Assets:
Beginning of period	44,858	38,211	5,287	4,887

End of period	$41,918	$44,858	$5,073	$5,287

Units issued during the period	3,067	3,439	490	397
Units redeemed during the period	(3,030)	(3,965)	(448)	(695)

Net units issued (redeemed) during period	37	(526)	42	(298)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$1,655	$1,324	$40	$(255)
Net realized gains (losses)	45,898	26,476	18,450	8,160
Net change in unrealized appreciation/(depreciation)	(69,035)	12,183	(31,125)	6,712

Net increase (decrease) in net assets resulting from operations	(21,482)	39,983	(12,635)	14,617

Policy Transactions:
Policy owners’ net payments	6,575	6,438	3,467	3,902
Policy loans, surrenders and death benefits	(10,381)	(12,624)	(5,554)	(5,175)
Mortality and other (net)	(3,961)	(3,898)	(2,013)	(1,955)
Transfers from other divisions or sponsor	12,877	11,013	11,935	10,586
Transfers to other divisions or sponsor	(18,307)	(15,389)	(14,339)	(11,898)

Net increase (decrease) in net assets resulting from contract transactions	(13,197)	(14,460)	(6,504)	(4,540)

Net increase (decrease) in net assets	(34,679)	25,523	(19,139)	10,077

Net Assets:
Beginning of period	230,509	204,986	110,459	100,382

End of period	$195,830	$230,509	$91,320	$110,459

Units issued during the period	5,660	6,824	2,779	3,090
Units redeemed during the period	(9,925)	(13,296)	(4,468)	(4,483)

Net units issued (redeemed) during period	(4,265)	(6,472)	(1,689)	(1,393)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	International Developed Markets Division		Strategic Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,725	$2,918	$1,430	$843
Net realized gains (losses)	10,177	4,273	(392)	106
Net change in unrealized appreciation/(depreciation)	(32,739)	20,702	(2,093)	2,024

Net increase (decrease) in net assets resulting from operations	(20,837)	27,893	(1,055)	2,973

Policy Transactions:
Policy owners’ net payments	5,326	5,149	2,957	3,523
Policy loans, surrenders and death benefits	(7,412)	(6,448)	(5,622)	(5,976)
Mortality and other (net)	(2,403)	(2,462)	(1,602)	(1,706)
Transfers from other divisions or sponsor	19,698	20,376	32,671	29,681
Transfers to other divisions or sponsor	(19,767)	(19,187)	(31,917)	(28,628)

Net increase (decrease) in net assets resulting from contract transactions	(4,558)	(2,572)	(3,513)	(3,106)

Net increase (decrease) in net assets	(25,395)	25,321	(4,568)	(133)

Net Assets:
Beginning of period	141,472	116,151	86,180	86,313

End of period	$116,077	$141,472	$81,612	$86,180

Units issued during the period	6,537	8,086	4,833	5,623
Units redeemed during the period	(7,759)	(9,137)	(5,716)	(6,536)

Net units issued (redeemed) during period	(1,222)	(1,051)	(883)	(913)

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$6,972	$5,547	$279	$110
Net realized gains (losses)	(4,643)	(152)	159	59
Net change in unrealized appreciation/(depreciation)	(12,985)	13,204	(778)	351

Net increase (decrease) in net assets resulting from operations	(10,656)	18,599	(340)	520

Policy Transactions:
Policy owners’ net payments	7,050	6,894	(313)	263
Policy loans, surrenders and death benefits	(8,018)	(8,987)	(393)	(178)
Mortality and other (net)	(3,170)	(3,193)	(157)	(120)
Transfers from other divisions or sponsor	21,601	22,200	2,196	1,327
Transfers to other divisions or sponsor	(24,752)	(25,065)	(1,239)	(27)

Net increase (decrease) in net assets resulting from contract transactions	(7,289)	(8,151)	94	1,265

Net increase (decrease) in net assets	(17,945)	10,448	(246)	1,785

Net Assets:
Beginning of period	179,095	168,647	6,960	5,175

End of period	$161,150	$179,095	$6,714	$6,960

Units issued during the period	3,342	3,595	1,702	1,076
Units redeemed during the period	(4,677)	(5,174)	(2,321)	(174)

Net units issued (redeemed) during period	(1,335)	(1,579)	(619)	902

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,044	$407	$1,053	$557
Net realized gains (losses)	408	1,049	1,027	854
Net change in unrealized appreciation/(depreciation)	(3,007)	814	(4,085)	1,449

Net increase (decrease) in net assets resulting from operations	(1,555)	2,270	(2,005)	2,860

Policy Transactions:
Policy owners’ net payments	764	907	830	763
Policy loans, surrenders and death benefits	(1,976)	(515)	(451)	(1,120)
Mortality and other (net)	(460)	(478)	(432)	(394)
Transfers from other divisions or sponsor	1,488	2,852	2,538	2,181
Transfers to other divisions or sponsor	(1,423)	(1,311)	(1,608)	(1,710)

Net increase (decrease) in net assets resulting from contract transactions	(1,607)	1,455	877	(280)

Net increase (decrease) in net assets	(3,162)	3,725	(1,128)	2,580

Net Assets:
Beginning of period	22,495	18,770	22,139	19,559

End of period	$19,333	$22,495	$21,011	$22,139

Units issued during the period	1,597	2,297	1,737	2,013
Units redeemed during the period	(2,163)	(1,601)	(1,825)	(2,473)

Net units issued (redeemed) during period	(566)	696	(88)	(460)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$587	$360	$456	$1,757
Net realized gains (losses)	793	391	(1,287)	(1,637)
Net change in unrealized appreciation/(depreciation)	(2,664)	1,127	(1,879)	106

Net increase (decrease) in net assets resulting from operations	(1,284)	1,878	(2,710)	226

Policy Transactions:
Policy owners’ net payments	404	498	836	1,149
Policy loans, surrenders and death benefits	(358)	(321)	(840)	(881)
Mortality and other (net)	(225)	(204)	(390)	(339)
Transfers from other divisions or sponsor	739	1,099	8,169	8,957
Transfers to other divisions or sponsor	(1,009)	(443)	(6,151)	(6,968)

Net increase (decrease) in net assets resulting from contract transactions	(449)	629	1,624	1,918

Net increase (decrease) in net assets	(1,733)	2,507	(1,086)	2,144

Net Assets:
Beginning of period	13,330	10,823	21,122	18,978

End of period	$11,597	$13,330	$20,036	$21,122

Units issued during the period	853	762	1,928	2,110
Units redeemed during the period	(1,026)	(705)	(1,608)	(1,759)

Net units issued (redeemed) during period	(173)	57	320	351

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Funds in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008; Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

On May 1, 2018, the Neuberger Berman AMT Socially Responsive Division was renamed the AMT Sustainable Equity Division.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2018, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.

Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2018 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$74,775	$36,995
Focused Appreciation Division	22,381	23,119
Large Cap Core Stock Division	98,798	23,510
Large Cap Blend Division	2,271	1,802
Index 500 Stock Division	92,552	112,496
Large Company Value Division	4,250	2,419
Domestic Equity Division	19,488	23,121
Equity Income Division	21,229	13,074
Mid Cap Growth Stock Division	105,245	40,558
Index 400 Stock Division	43,417	26,499
Mid Cap Value Division	11,551	9,054
Small Cap Growth Stock Division	38,783	27,582
Index 600 Stock Division	13,374	4,924
Small Cap Value Division	24,352	18,887
International Growth Division	10,981	11,919

Notes to Financial Statements

Fund Name	Purchases	Sales
Research International Core Division	$8,429	$5,126
International Equity Division	42,760	47,021
Emerging Markets Equity Division	13,013	9,148
Government Money Market Division	64,568	58,551
Short-Term Bond Division	8,902	6,452
Select Bond Division	24,997	27,546
Long-Term U.S. Government Bond Division	3,489	2,167
Inflation Protection Bond Division	2,777	1,951
High Yield Bond Division	11,432	11,296
Multi-Sector Bond Division	9,333	5,985
Balanced Division	32,773	31,317
Asset Allocation Division	6,242	6,623
Fidelity VIP Mid Cap Division	26,130	17,988
Fidelity VIP Contrafund Division	9,588	5,524
AMT Sustainable Equity Division	1,267	797
U.S. Strategic Equity Division	50,515	20,623
U.S. Small Cap Equity Division	23,358	12,331
International Developed Markets Division	20,801	13,214
Strategic Bond Division	9,843	11,934
Global Real Estate Securities Division	16,003	16,169
LifePoints Moderate Strategy Division	3,442	3,005
LifePoints Balanced Strategy Division	4,050	4,025
LifePoints Growth Strategy Division	5,463	2,637
LifePoints Equity Growth Strategy Division	2,423	1,704
Credit Suisse Trust Commodity Return Strategy Division	5,084	3,000

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and other in the accompanying financial statements.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Growth Stock Division
2018	73,927	$5.301752	to	$74.477290	$444,435	0.70%	0.00% to 0.55%	0.70%		to	1.26%
2017	75,993	5.259578	to	73.551913	455,218	0.86	0.00 to 0.55	23.59		to	24.27
2016	78,732	4.251519	to	59.189518	381,579	0.87	0.00 to 0.55	1.91		to	2.47
2015	82,582	4.167790	to	57.763945	392,702	0.74	0.00 to 0.55	5.43		to	6.01
2014	85,738	3.949121	to	54.488126	386,925	0.59	0.00 to 0.55	8.43		to	9.02
Focused Appreciation Division
2018	31,537	$4.844807	to	$52.188290	$181,353	0.49%	0.00% to 0.55%	(2.87	) %	to	(2.34) %
2017	32,539	4.983314	to	53.438372	191,961	0.72	0.00 to 0.55	32.89		to	33.62
2016	33,700	3.746116	to	39.992151	146,387	0.24	0.00 to 0.55	5.30		to	5.87
2015	34,234	3.554167	to	37.773111	138,660	0.00	0.00 to 0.55	13.02		to	13.64
2014	34,391	3.141534	to	33.238141	122,795	0.02	0.00 to 0.55	8.84		to	9.43
Large Cap Core Stock Division
2018	61,022	$3.583452	to	$49.869208	$255,743	1.51%	0.00% to 0.55%	(6.55	) %	to	(6.04) %
2017	63,131	3.831001	to	53.073917	282,834	1.76	0.00 to 0.55	24.19		to	24.87
2016	64,732	3.081784	to	42.503832	234,433	2.16	0.00 to 0.55	6.98		to	7.57
2015	67,126	2.877770	to	39.512372	228,494	2.14	0.00 to 0.55	(3.59)		to	(3.06)
2014	71,653	2.759081	to	37.544148	233,882	1.15	0.00 to 0.55	27.88		to	28.58
Large Cap Blend Division
2018	5,369	$1.969452	to	$17.140701	$11,780	0.78%	0.00% to 0.55%	(4.53	) %	to	(4.00) %
2017	5,549	2.060897	to	17.855817	12,473	0.92	0.00 to 0.55	18.38		to	19.02
2016	5,069	1.739254	to	15.001832	9,582	1.06	0.00 to 0.55	13.36		to	13.99
2015	5,414	1.532727	to	13.161232	8,934	0.93	0.00 to 0.55	(2.95)		to	(2.42)
2014	4,680	1.577743	to	13.487127	8,192	0.04	0.00 to 0.55	11.96		to	12.58
Index 500 Stock Division
2018	186,899	$5.818234	to	$135.776139	$1,326,361	1.60%	0.00% to 0.55%	(5.10	) %	to	(4.58) %
2017	191,990	6.124794	to	142.286114	1,445,616	1.76	0.00 to 0.55	20.85		to	21.52
2016	196,058	5.062909	to	117.092375	1,222,210	1.85	0.00 to 0.55	11.12		to	11.73
2015	198,438	4.551560	to	104.794845	1,113,211	1.70	0.00 to 0.55	0.62		to	1.17
2014	200,831	4.519180	to	103.583087	1,122,395	1.60	0.00 to 0.55	12.84		to	13.46
Large Company Value Division
2018	6,176	$1.837071	to	$15.732361	$12,933	1.78%	0.00% to 0.55%	(8.43	) %	to	(7.92) %
2017	6,091	2.004205	to	17.086312	13,497	2.00	0.00 to 0.55	10.49		to	11.10
2016	6,290	1.812084	to	15.379433	12,809	1.71	0.00 to 0.55	14.73		to	15.36
2015	5,877	1.577867	to	13.331635	10,525	1.62	0.00 to 0.55	(4.37)		to	(3.85)
2014	6,169	1.648404	to	13.865219	11,466	0.00	0.00 to 0.55	12.41		to	13.03
Domestic Equity Division
2018	63,912	$2.678096	to	$29.152607	$197,690	1.74%	0.00% to 0.55%	(3.34	) %	to	(2.81) %
2017	67,362	2.768059	to	29.996128	217,712	1.62	0.00 to 0.55	13.16		to	13.78
2016	71,274	2.443831	to	26.364364	203,723	1.86	0.00 to 0.55	14.35		to	14.98
2015	73,953	2.135000	to	22.929503	183,664	1.82	0.00 to 0.55	(0.64)		to	(0.09)
2014	76,044	2.146602	to	22.950784	190,774	1.70	0.00 to 0.55	13.25		to	13.87
Equity Income Division
2018	34,607	$2.967059	to	$31.961107	$119,195	2.01%	0.00% to 0.55%	(9.84	) %	to	(9.35) %
2017	35,456	3.287847	to	35.257091	135,832	2.20	0.00 to 0.55	15.61		to	16.24
2016	37,103	2.841098	to	30.330455	122,350	2.03	0.00 to 0.55	18.52		to	19.17
2015	38,972	2.394831	to	25.451821	109,208	1.69	0.00 to 0.55	(7.25)		to	(6.74)
2014	40,696	2.579506	to	27.291728	123,149	1.23	0.00 to 0.55	6.84		to	7.43

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Mid Cap Growth Stock Division
2018	91,231	$4.100122	to	$116.184426	$445,659	0.13%	0.00% to 0.55%	(7.89	) %	to	(7.38	) %
2017	94,455	4.446849	to	125.441587	501,695	0.25	0.00 to 0.55	19.63		to	20.29
2016	97,909	3.713373	to	104.283373	434,672	0.19	0.00 to 0.55	0.28		to	0.83
2015	101,666	3.699378	to	103.425002	450,936	0.04	0.00 to 0.55	0.16		to	0.71
2014	104,691	3.689747	to	102.693582	465,306	0.36	0.00 to 0.55	7.90		to	8.49
Index 400 Stock Division
2018	60,974	$4.530052	to	$52.678316	$309,099	1.11%	0.00% to 0.55%	(11.82	) %	to	(11.33	) %
2017	62,321	5.132177	to	59.411237	358,143	1.07	0.00 to 0.55	15.33		to	15.96
2016	64,605	4.445732	to	51.235085	321,909	1.15	0.00 to 0.55	19.72		to	20.38
2015	66,515	3.709654	to	42.560713	275,417	1.08	0.00 to 0.55	(2.92)		to	(2.38)
2014	68,204	3.817251	to	43.598907	290,596	0.98	0.00 to 0.55	8.82		to	9.42
Mid Cap Value Division
2018	15,826	$3.540449	to	$38.138006	$63,562	1.60%	0.00% to 0.55%	(13.33	) %	to	(12.85	) %
2017	16,920	4.080949	to	43.762109	78,440	1.44	0.00 to 0.55	11.20		to	11.81
2016	17,981	3.666285	to	39.139970	74,486	1.68	0.00 to 0.55	22.56		to	23.23
2015	17,077	2.988550	to	31.761925	57,463	1.64	0.00 to 0.55	(1.87)		to	(1.33)
2014	17,454	3.042400	to	32.189353	60,350	0.99	0.00 to 0.55	16.05		to	16.69
Small Cap Growth Stock Division
2018	54,724	$4.315234	to	$57.505467	$257,677	0.00%	0.00% to 0.55%	(12.19	) %	to	(11.71	) %
2017	56,874	4.909491	to	65.129570	305,351	0.11	0.00 to 0.55	20.94		to	21.61
2016	59,134	4.055279	to	53.557262	262,833	0.23	0.00 to 0.55	11.64		to	12.25
2015	61,830	3.628992	to	47.712811	246,246	0.11	0.00 to 0.55	(0.23)		to	0.32
2014	63,835	3.633783	to	47.561777	255,403	0.00	0.00 to 0.55	8.06		to	8.66
Index 600 Stock Division
2018	17,485	$1.978237	to	$22.378619	$40,272	1.41%	0.00% to 0.55%	(9.28	) %	to	(8.78	) %
2017	15,104	2.178475	to	24.532713	38,659	1.86	0.00 to 0.55	12.31		to	12.93
2016	13,434	1.937744	to	21.724279	30,548	0.58	0.00 to 0.55	25.43		to	26.12
2015	11,625	1.543293	to	17.224563	20,831	0.00	0.00 to 0.55	(2.88)		to	(2.35)
2014	10,776	1.587514	to	17.638780	20,248	1.53	0.00 to 0.55	4.76		to	5.34
Small Cap Value Division
2018	40,431	$3.823467	to	$41.620093	$175,135	0.53%	0.00% to 0.55%	(13.21	) %	to	(12.73	) %
2017	42,358	4.400993	to	47.690780	211,637	0.77	0.00 to 0.55	11.04		to	11.65
2016	44,467	3.959369	to	42.713658	199,932	0.93	0.00 to 0.55	31.67		to	32.39
2015	45,429	3.004079	to	32.262868	156,881	0.68	0.00 to 0.55	(5.97)		to	(5.45)
2014	47,518	3.191481	to	34.121874	174,553	0.36	0.00 to 0.55	(0.33)		to	0.22
International Growth Division
2018	43,088	$1.971431	to	$21.459907	$95,359	1.40%	0.00% to 0.55%	(11.76	) %	to	(11.28	) %
2017	43,701	2.232113	to	24.188049	110,000	1.30	0.00 to 0.55	29.32		to	30.03
2016	42,651	1.724317	to	18.601991	83,569	1.15	0.00 to 0.55	(3.93)		to	(3.41)
2015	43,639	1.832844	to	19.596007	90,803	1.30	0.00 to 0.55	(5.04)		to	(4.52)
2014	44,659	1.928280	to	20.524033	98,031	1.40	0.00 to 0.55	19.15		to	19.81
Research International Core Division
2018	27,318	$1.139564	to	$11.053328	$36,026	1.66%	0.00% to 0.55%	(14.14	) %	to	(13.66	) %
2017	25,545	1.325886	to	12.802534	39,047	1.68	0.00 to 0.55	27.51		to	28.21
2016	21,617	1.038788	to	9.985604	26,555	1.77	0.00 to 0.55	(1.66)		to	(1.12)
2015	20,383	1.055308	to	10.098885	24,504	2.05	0.00 to 0.55	(1.65)		to	(1.11)
2014	16,529	1.071981	to	10.212438	20,860	1.45	0.00 to 0.55	(7.22)		to	(6.71)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Equity Division
2018	128,969	$3.301503	to	$5.155553	$489,960	2.50%	0.00% to 0.55%	(15.87	) %	to	(15.41	) %
2017	132,108	3.920448	to	6.094491	598,133	2.35	0.00 to 0.55	21.63		to	22.30
2016	134,698	3.220087	to	4.983406	502,291	2.14	0.00 to 0.55	2.33		to	2.89
2015	137,889	3.143590	to	4.843231	502,646	2.95	0.00 to 0.55	(2.75)		to	(2.21)
2014	139,819	3.229216	to	4.952849	525,118	1.91	0.00 to 0.55	(9.30)		to	(8.80)
Emerging Markets Equity Division
2018	56,859	$0.880106	to	$10.668771	$56,824	1.31%	0.00% to 0.55%	(14.23	) %	to	(13.75	) %
2017	53,406	1.025080	to	12.370178	62,871	0.92	0.00 to 0.55	27.14		to	27.84
2016	42,450	0.805449	to	9.676365	39,231	0.72	0.00 to 0.55	8.47		to	9.06
2015	39,847	0.741823	to	8.872116	34,756	0.88	0.00 to 0.55	(12.72)		to	(12.24)
2014	34,924	0.849119	to	10.109813	34,843	0.63	0.00 to 0.55	(6.76)		to	(6.25)
Government Money Market Division
2018	78,642	$1.545924	to	$42.522150	$154,530	1.53%	0.00% to 0.55%	0.97%		to	1.53%
2017	77,104	1.529296	to	41.875417	147,850	0.59	0.00 to 0.55	0.05		to	0.60
2016	83,720	1.527011	to	41.625993	164,799	0.12	0.00 to 0.55	(0.42)		to	0.13
2015	79,683	1.531914	to	41.572750	171,148	0.01	0.00 to 0.55	(0.54)		to	0.01
2014	79,806	1.538686	to	41.568533	165,824	0.07	0.00 to 0.55	(0.48)		to	0.07
Short-Term Bond Division
2018	16,642	$1.043226	to	$12.818134	$24,893	1.54%	0.00% to 0.55%	0.81%		to	1.36%
2017	16,212	1.033965	to	12.646732	22,489	1.28	0.00 to 0.55	0.78		to	1.33
2016	16,506	1.025038	to	12.481062	20,405	1.19	0.00 to 0.55	1.12		to	1.67
2015	12,538	1.012734	to	12.275717	15,742	0.71	0.00 to 0.55	0.17		to	0.72
2014	11,155	1.010036	to	12.188479	13,392	0.60	0.00 to 0.55	0.00	(2)	to	0.38
Select Bond Division
2018	70,449	$2.809628	to	$226.413644	$243,011	2.25%	0.00% to 0.55%	(0.76	) %	to	(0.21	) %
2017	70,939	2.828365	to	226.897252	251,754	2.07	0.00 to 0.55	3.02		to	3.58
2016	70,949	2.742774	to	219.047810	249,118	1.94	0.00 to 0.55	2.49		to	3.06
2015	70,587	2.673382	to	212.549665	243,197	1.50	0.00 to 0.55	(0.02)		to	0.53
2014	70,799	2.671248	to	211.428447	248,615	2.02	0.00 to 0.55	4.99		to	5.56
Long-Term U.S Government Bond Division
2018	6,965	$1.423026	to	$20.262648	$10,667	2.02%	0.00% to 0.55%	(2.58	) %	to	(2.04	) %
2017	6,284	1.459300	to	20.685508	9,880	1.86	0.00 to 0.55	7.69		to	8.28
2016	6,543	1.353810	to	19.104481	9,594	1.87	0.00 to 0.55	0.54		to	1.09
2015	5,671	1.345254	to	18.898765	8,101	2.11	0.00 to 0.55	(2.01)		to	(1.47)
2014	4,722	1.371509	to	19.181310	6,944	2.01	0.00 to 0.55	23.05		to	23.73
Inflation Protection Division
2018	8,142	$1.080225	to	$14.354000	$10,811	2.09%	0.00% to 0.55%	(3.14	) %	to	(2.61	) %
2017	7,799	1.114216	to	14.738894	10,493	0.69	0.00 to 0.55	3.01		to	3.58
2016	6,910	1.080563	to	14.229840	8,987	1.23	0.00 to 0.55	4.11		to	4.68
2015	6,372	1.036853	to	13.593038	7,975	2.34	0.00 to 0.55	(2.74)		to	(2.20)
2014	6,336	1.065002	to	13.899486	8,559	0.52	0.00 to 0.55	2.57		to	3.14
High Yield Bond Division
2018	24,213	$3.851321	to	$51.690668	$107,388	5.42%	0.00% to 0.55%	(3.24	) %	to	(2.71	) %
2017	25,336	3.976385	to	53.128855	116,367	5.44	0.00 to 0.55	6.30		to	6.88
2016	25,741	3.737039	to	49.707921	110,842	5.33	0.00 to 0.55	13.97		to	14.60
2015	26,563	3.275752	to	43.377037	100,914	4.53	0.00 to 0.55	(1.90)		to	(1.36)
2014	27,230	3.335950	to	43.976216	106,154	5.04	0.00 to 0.55	0.62		to	1.18

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
						Dividend
						Income as
	Units					a % of	Expense Ratio,
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return Lowest
	(000’s)	Lowest to Highest			(000’s)	Net Assets	Highest (1)	to Highest (1)
Multi-Sector Bond Division
2018	27,865	$1.334721	to	$18.535667	$41,877	3.12%	0.00% to 0.55%	(1.84	) %	to	(1.30	) %
2017	26,759	1.358433	to	18.780164	40,381	3.85	0.00 to 0.55	7.79		to	8.38
2016	23,443	1.258995	to	17.327635	32,977	4.53	0.00 to 0.55	10.48		to	11.09
2015	21,624	1.138400	to	15.597729	27,546	5.58	0.00 to 0.55	(2.76)		to	(2.22)
2014	20,081	1.169486	to	15.951947	26,344	2.65	0.00 to 0.55	2.68		to	3.25
Balanced Division
2018	45,928	$3.764026	to	$209.277798	$347,349	2.37%	0.00% to 0.55%	(3.98	) %	to	(3.45	) %
2017	47,261	3.916267	to	216.761163	375,073	2.19	0.00 to 0.55	11.37		to	11.98
2016	48,762	3.512832	to	193.563662	347,403	2.26	0.00 to 0.55	6.00		to	6.58
2015	53,304	3.310708	to	181.609174	345,035	1.97	0.00 to 0.55	(0.67)		to	(0.12)
2014	54,744	3.329658	to	181.830315	360,234	2.31	0.00 to 0.55	4.99		to	5.56
Asset Allocation Division
2018	17,585	$2.207402	to	$24.028105	$48,341	1.99%	0.00% to 0.55%	(5.40	) %	to	(4.88	) %
2017	18,186	2.331046	to	25.259678	53,600	2.07	0.00 to 0.55	14.25		to	14.87
2016	17,637	2.038314	to	21.988973	44,895	2.37	0.00 to 0.55	7.20		to	7.79
2015	18,489	1.899554	to	20.400265	44,291	1.92	0.00 to 0.55	(0.97)		to	(0.43)
2014	19,933	1.916252	to	20.487411	47,339	2.15	0.00 to 0.55	4.57		to	5.15
Fidelity VIP Mid Cap Division
2018	30,730	$4.497777	to	$48.449732	$159,036	0.40%	0.00% to 0.55%	(15.24	) %	to	(14.77	) %
2017	31,890	5.301232	to	56.847028	195,568	0.49	0.00 to 0.55	19.88		to	20.54
2016	33,080	4.417776	to	47.161926	169,985	0.32	0.00 to 0.55	11.31		to	11.92
2015	34,908	3.964922	to	42.137819	162,700	0.25	0.00 to 0.55	(2.17)		to	(1.63)
2014	36,665	4.048702	to	42.835362	175,314	0.02	0.00 to 0.55	5.45		to	6.03
Fidelity VIP Contrafund Division
2018	19,649	$1.866274	to	$20.573795	$41,918	0.44%	0.00% to 0.55%	(7.15	) %	to	(6.64	) %
2017	19,612	2.008049	to	22.036922	44,858	0.77	0.00 to 0.55	20.92		to	21.59
2016	20,138	1.658952	to	18.124509	38,211	0.62	0.00 to 0.55	7.14		to	7.73
2015	22,441	1.546836	to	16.824006	39,557	0.82	0.00 to 0.55	(0.13)		to	0.42
2014	21,021	1.547371	to	16.754369	37,757	0.78	0.00 to 0.55	11.04		to	11.65
AMT Sustainable Equity Division
2018	2,134	$1.815096	to	$19.872228	$5,073	0.51%	0.00% to 0.55%	(6.23	) %	to	(5.72	) %
2017	2,092	1.933853	to	21.076980	5,287	0.51	0.00 to 0.55	17.78		to	18.43
2016	2,390	1.640254	to	17.797220	4,887	0.71	0.00 to 0.55	9.26		to	9.86
2015	2,413	1.499733	to	16.199640	4,514	0.57	0.00 to 0.55	(1.01)		to	(0.46)
2014	2,395	1.513495	to	16.275087	4,590	0.37	0.00 to 0.55	9.78		to	10.38
U.S. Strategic Equity Division
2018	88,552	$1.943977	to	$22.064057	$195,830	1.15%	0.00% to 0.55%	(10.14	) %	to	(9.64	) %
2017	92,817	2.161152	to	24.418364	230,509	1.02	0.00 to 0.55	20.14		to	20.80
2016	99,289	1.797106	to	20.214494	204,986	1.04	0.00 to 0.55	10.03		to	10.64
2015	108,402	1.631656	to	18.271298	203,098	0.82	0.00 to 0.55	0.55		to	1.11
2014	114,307	1.621079	to	18.071559	213,362	1.16	0.00 to 0.55	11.09		to	11.70
U.S. Small Cap Equity Division
2018	31,008	$2.610168	to	$30.385277	$91,320	0.47%	0.00% to 0.55%	(12.45	) %	to	(11.97	) %
2017	32,697	2.978626	to	34.518205	110,459	0.18	0.00 to 0.55	14.85		to	15.48
2016	34,090	2.590944	to	29.891437	100,382	0.83	0.00 to 0.55	18.01		to	18.66
2015	36,650	2.193357	to	25.191084	91,739	0.67	0.00 to 0.55	(7.69)		to	(7.19)
2014	38,597	2.373801	to	27.141282	104,705	0.25	0.00 to 0.55	1.00		to	1.56

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Developed Markets Division
2018	58,409	$1.724712	to	$19.124827	$116,077	1.72%	0.00% to 0.55%	(15.34	) %	to	(14.87)%
2017	59,631	2.035246	to	22.466466	141,472	2.65	0.00 to 0.55	24.29		to	24.98
2016	60,682	1.635824	to	17.976751	116,151	3.23	0.00 to 0.55	1.80		to	2.36
2015	62,803	1.605290	to	17.562157	117,670	1.15	0.00 to 0.55	(1.85)		to	(1.31)
2014	63,654	1.633987	to	17.795979	121,476	1.95	0.00 to 0.55	(4.97)		to	(4.45)
Strategic Bond Division
2018	28,147	$2.271363	to	$24.693685	$81,612	2.12%	0.00% to 0.55%	(1.35	) %	to	(0.81)%
2017	29,030	2.300337	to	24.895915	86,180	1.35	0.00 to 0.55	3.30		to	3.86
2016	29,943	2.224732	to	23.970161	86,313	1.59	0.00 to 0.55	2.54		to	3.10
2015	29,943	2.167486	to	23.248775	85,576	2.39	0.00 to 0.55	(0.69)		to	(0.14)
2014	30,112	2.180310	to	23.281628	86,877	1.55	0.00 to 0.55	4.88		to	5.45
Global Real Estate Securities Division
2018	32,010	$4.477782	to	$48.615288	$161,150	4.49%	0.00% to 0.55%	(6.24	) %	to	(5.73)%
2017	33,345	4.771257	to	51.568102	179,095	3.63	0.00 to 0.55	11.19		to	11.80
2016	34,924	4.286703	to	46.124107	168,647	4.49	0.00 to 0.55	2.46		to	3.02
2015	36,412	4.179747	to	44.771967	172,160	1.64	0.00 to 0.55	(0.30)		to	0.25
2014	36,715	4.188148	to	44.660949	175,388	3.26	0.00 to 0.55	14.12		to	14.75
LifePoints Moderate Strategy Division
2018	3,780	$1.281521	to	$15.741887	$6,714	4.57%	0.00% to 0.55%	(5.44	) %	to	(4.92)%
2017	4,399	1.353996	to	16.557145	6,960	2.27	0.00 to 0.55	9.29		to	9.88
2016	3,497	1.237730	to	15.067752	5,175	3.65	0.00 to 0.55	7.16		to	7.75
2015	2,175	1.153913	to	13.984420	3,256	2.55	0.00 to 0.55	(2.24)		to	(1.71)
2014	1,929	1.179226	to	14.227181	3,327	3.33	0.00 to 0.55	4.28		to	4.85
LifePoints Balanced Strategy Division
2018	10,926	$1.335190	to	$15.421524	$19,333	5.36%	0.00% to 0.55%	(7.31	) %	to	(6.80)%
2017	11,492	1.439016	to	16.545882	22,495	2.36	0.00 to 0.55	11.39		to	12.00
2016	10,796	1.290626	to	14.773443	18,770	3.30	0.00 to 0.55	8.46		to	9.05
2015	11,511	1.188804	to	13.546956	17,506	2.20	0.00 to 0.55	(2.84)		to	(2.30)
2014	11,655	1.222287	to	13.866173	17,117	2.98	0.00 to 0.55	4.04		to	4.61
LifePoints Growth Strategy Division
2018	11,759	$1.368685	to	$14.739598	$21,011	4.93%	0.00% to 0.55%	(8.55	) %	to	(8.05)%
2017	11,847	1.495208	to	16.029490	22,139	3.19	0.00 to 0.55	15.02		to	15.65
2016	12,307	1.298639	to	13.860030	19,559	2.92	0.00 to 0.55	9.13		to	9.73
2015	13,267	1.188862	to	12.631574	19,036	1.81	0.00 to 0.55	(3.84)		to	(3.31)
2014	13,525	1.235139	to	13.064429	20,126	3.03	0.00 to 0.55	3.19		to	3.76
LifePoints Equity Growth Strategy Division
2018	6,734	$1.401615	to	$13.779890	$11,597	4.92%	0.00% to 0.55%	(9.95	) %	to	(9.45)%
2017	6,907	1.554985	to	15.218716	13,330	3.38	0.00 to 0.55	16.91		to	17.55
2016	6,850	1.328754	to	12.946453	10,823	2.95	0.00 to 0.55	10.24		to	10.85
2015	6,000	1.204105	to	11.679451	8,824	1.53	0.00 to 0.55	(4.40)		to	(3.87)
2014	5,836	1.258221	to	12.149681	8,762	3.29	0.00 to 0.55	2.92		to	3.48
Credit Suisse Trust Commodity Return Strategy Division
2018	4,165	$4.432602	to	$4.724979	$20,036	2.52%	0.00% to 0.55%	(12.14	) %	to	(11.66)%
2017	3,845	5.017461	to	5.372638	21,122	9.04	0.00 to 0.55	0.96		to	1.52
2016	3,494	4.942479	to	5.316102	18,978	0.00	0.00 to 0.55	11.41		to	12.02
2015	3,059	4.412123	to	4.767003	14,882	0.00	0.00 to 0.55	(25.44)		to	(25.03)
2014	2,448	5.885213	to	6.387246	15,934	0.00	0.00 to 0.55	(17.39)		to	(16.94)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

The Northwestern Mutual

Life Insurance Company

Financial Statements and

Supplementary Information

December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America.

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, 833 E. Michigan St., Ste. 1200,
Milwaukee, WI 53202 T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on

U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

February 15, 2019

The Northwestern Mutual Life Insurance Company

Statements of Financial Position

(in millions)

	December 31,
	2018	2017

Assets:
Bonds	$153,713	$146,945
Mortgage loans	36,755	35,750
Policy loans	17,693	17,421
Common and preferred stocks	5,574	5,870
Real estate	2,576	2,356
Other investments	17,048	14,724
Cash and short-term investments	1,899	2,469

Total investments	235,258	225,535

Due and accrued investment income	1,956	1,888
Net deferred tax assets	1,792	1,788
Deferred premium and other assets	3,444	3,376
Separate account assets	29,717	32,462

Total assets	$272,167	$265,049

Liabilities and surplus:
Reserves for policy benefits	$202,816	$195,279
Policyowner dividends payable	5,635	5,335
Interest maintenance reserve	580	911
Asset valuation reserve	4,597	4,334
Income taxes payable	249	125
Other liabilities	6,439	5,752
Separate account liabilities	29,717	32,462

Total liabilities	250,033	244,198

Surplus:
Surplus notes	2,948	2,948
Unassigned surplus	19,186	17,903

Total surplus	22,134	20,851

Total liabilities and surplus	$272,167	$265,049

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Operations

(in millions)

	For the years ended
	December 31,

	2018	2017	2016

Revenue:
Premiums	$18,036	$17,897	$17,915
Net investment income	9,791	9,541	9,605
Other income	655	649	632

Total revenue	28,482	28,087	28,152

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,436	10,332	9,798
Net additions to policy benefit reserves	8,079	8,700	9,284
Net transfers from separate accounts	(497)	(229)	(118)

Total benefits	19,018	18,803	18,964

Commissions and operating expenses	3,230	3,120	3,134

Total benefits and expenses	22,248	21,923	22,098

Gain from operations before dividends and taxes	6,234	6,164	6,054

Policyowner dividends	5,634	5,338	5,205

Gain from operations before taxes	600	826	849
Income tax benefit	(159)	(98)	(176)

Net gain from operations	759	924	1,025
Net realized capital gains (losses)	24	93	(215)

Net income	$783	$1,017	$810

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2018	2017	2016

Beginning of year balance	$20,851	$20,230	$19,659

Net income	783	1,017	810

Change in net unrealized capital gains and losses	(126)	822	(326)

Change in net deferred tax assets	(76)	(1,323)	7

Change in nonadmitted assets	169	(390)	(217)

Change in asset valuation reserve	(263)	(887)	117

Change in surplus notes	-	1,198	-

Other surplus changes	796	184	180

Net increase in surplus	1,283	621	571

End of year balance	$22,134	$20,851	$20,230

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows

(in millions)

	For the years ended

	December 31,
	2018	2017	2016

Cash flows from operating activities:
Premiums and other income received	$13,252	$12,957	$12,702
Investment income received	9,202	9,012	9,120
Benefit and dividend payments to policyowners and beneficiaries	(10,513)	(9,506)	(8,784)
Net transfers from separate accounts	496	228	121
Commissions, expenses and taxes paid	(2,699)	(3,080)	(2,614)

Net cash provided by operating activities	9,738	9,611	10,545

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	33,279	44,511	45,185
Mortgage loans	3,167	2,581	3,023
Common and preferred stocks	4,886	2,750	3,548
Real estate	23	284	238
Other investments	2,831	2,193	1,574

Subtotal proceeds from investments	44,186	52,319	53,568

Cost of investments acquired:
Bonds	(40,797)	(50,472)	(51,042)
Mortgage loans	(4,314)	(4,096)	(5,040)
Common and preferred stocks	(4,857)	(3,549)	(3,540)
Real estate	(168)	(148)	(592)
Other investments	(4,515)	(4,431)	(2,676)

Subtotal cost of investments acquired	(54,651)	(62,696)	(62,890)

Net inflows of policy loans	35	74	253

Net cash applied to investing activities	(10,430)	(10,303)	(9,069)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	1,198	-
Net outflows on deposit-type contracts	(350)	(220)	(223)
Other cash provided (applied)	472	(117)	(406)

Net cash provided by (applied to) financing and miscellaneous sources	122	861	(629)

Net increase (decrease) in cash and short-term investments	(570)	169	847

Cash and short-term investments, beginning of year	2,469	2,300	1,453

Cash and short-term investments, end of year	$1,899	$2,469	$2,300

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2018	2017	2016

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$5,149	$5,025	$5,428
Capitalized interest and payment in-kind investment income	776	729	727
Other policyowner contract activity	226	207	188
Employee benefit and compensation plan expenses	128	129	196

Investing:
Bond refinancings and exchanges	2,116	1,826	1,985
Mortgage loan refinancings and transfers	1,377	845	918
Net policy loan activity	295	303	342
Other invested asset exchanges	103	88	78
Common stock exchanges	144	93	33
Net premium loan activity	139	48	94
Net asset transfers with affiliated entities	138	803	935
Real estate asset exchanges	-	-	7

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	391	439	512

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes all of the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s financial statements.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. The Company considers the unpaid principal balance of policy loans to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and securities lending and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

estimates from prior years. Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in income tax benefit in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $56 million and $64 million at December 31, 2018 and 2017, respectively, are included in other assets in the statements of financial position and are net of accumulated depreciation of $394 million and $357 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $305 million and $280 million at December 31, 2018 and 2017, respectively. Depreciation expense for IT equipment and software totaled $134 million, $115 million and $88 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $145 million and $107 million at December 31, 2018 and 2017, respectively. Depreciation expense for furniture, fixtures and equipment totaled $16 million, $12 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation) and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities and other investments denominated in foreign currencies. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2018 through February 15, 2019, the date these financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2018 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statement value and fair value of bonds at December 31, 2018 and 2017, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2018	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,747	$200	$(15)	$4,932
States, territories and possessions	648	88	(2)	734
Special revenue and assessments	33,671	420	(788)	33,303
All foreign governments	2,011	10	(77)	1,944
Hybrid securities	540	16	(32)	524
SVO-identified funds	117	-	-	117
Industrial and miscellaneous	111,979	1,380	(3,348)	110,011

Total bonds	$153,713	$2,114	$(4,262)	$151,565

December 31, 2017	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$5,044	$328	$(12)	$5,360
States, territories and possessions	642	131	(1)	772
Special revenue and assessments	35,321	678	(351)	35,648
All foreign governments	1,694	60	(5)	1,749
Hybrid securities	384	33	-	417
SVO-identified funds	12	-	-	12
Industrial and miscellaneous	103,848	4,527	(358)	108,017

Total bonds	$146,945	$5,757	$(727)	$151,975

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statement value of bonds by SVO rating category at December 31, 2018 and 2017 was as follows:

December 31, 2018	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,747	$-	$-	$-	$-	$-	$4,747

States, territories and possessions	596	52	-	-	-	-	648

Special revenue and assessments	33,550	121	-	-	-	-	33,671

All foreign governments	641	1,168	166	36	-	-	2,011

Hybrid securities	-	314	191	35	-	-	540

SVO-identified funds	-	-	-	117	-	-	117

Industrial and miscellaneous	52,858	45,684	5,826	4,934	2,645	32	111,979

Total bonds	$92,392	$47,339	$6,183	$5,122	$2,645	$32	$153,713

December 31, 2017	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,044	$-	$-	$-	$-	$-	$5,044

States, territories and possessions	583	59	-	-	-	-	642

Special revenue and assessments	35,198	123	-	-	-	-	35,321

All foreign governments	464	1,135	79	16	-	-	1,694

Hybrid securities	-	207	177	-	-	-	384

SVO-identified funds	-	12	-	-	-	-	12

Industrial and miscellaneous	50,910	39,285	5,914	5,268	2,454	17	103,848

Total bonds	$92,199	$40,821	$6,170	$5,284	$2,454	$17	$146,945

Based on statement value, 91% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at each of December 31, 2018 and 2017.

The Company’s bond investments include structured securities which include a significant concentration in residential mortgage-backed securities issued by U.S. Government agencies. Statement value and fair value of structured securities at December 31, 2018 and 2017, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2018	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$31,654	$31,025	$-	$-	$31,654	$31,025
Other prime	602	597	1	1	603	598
Other below-prime	401	396	3	3	404	399
Commercial mortgage-backed:
U.S. Government agencies	133	134	-	-	133	134
Conduit	1,972	1,945	-	1	1,972	1,946
Other commercial mortgage-backed	15	16	-	-	15	16
Other asset-backed	7,687	7,655	52	57	7,739	7,712

Total structured securities	$42,464	$41,768	$56	$62	$42,520	$41,830

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

December 31, 2017	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value
				(in millions)
Residential mortgage-backed:
U.S. Government agencies	$33,223	$33,164	$-		$-	$33,223	$33,164
Other prime	384	385	2		2	386	387
Other below-prime	321	320	8		9	329	329
Commercial mortgage-backed:
U.S. Government agencies	221	227	-		-	221	227
Conduit	2,229	2,244	4		4	2,233	2,248
Other commercial mortgage-backed	45	46	-		4	45	50
Other asset-backed	7,658	7,749	77		78	7,735	7,827

Total structured securities	$44,081	$44,135	$91		$97	$44,172	$44,232

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2018 and 2017.

The Company’s bond portfolio includes securities that are classified as structured notes, as defined by the Purposes and Procedures Manual of the NAIC Investment Analysis Office. None of these securities have provisions linked to real estate prices, indices or asset values. The Company’s holdings of structured notes at December 31, 2018 and 2017 are summarized below:

	December 31, 2018			December 31, 2017

Description	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)			($ in millions)

Treasury inflation protected securities	-	$-	$-	1	$129	$128

Structured notes	20	301	299	21	241	251

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2018 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$4,265	$4,275

Due after one year through five years	36,033	35,865

Due after five years through ten years	42,591	41,463

Due after ten years	72,198	71,336

Total	$155,087	$152,939

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $137 million and $133 million at December 31, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2018 and 2017 was as follows:

December 31, 2018	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)

Apartment	$4,621	$1,620	$2,418	$6,290	$-	$14,949

Office	3,640	921	1,242	3,399	-	9,202

Retail	2,709	550	2,000	2,229	-	7,488

Warehouse/Industrial	539	372	635	1,155	171	2,872

Other	374	287	749	834	-	2,244

Total	$11,883	$3,750	$7,044	$13,907	$171	$36,755

December 31, 2017	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)

Apartment	$4,221	$1,350	$2,371	$5,553	$-	$13,495

Office	4,089	946	1,588	3,432	-	10,055

Retail	2,837	590	2,156	2,064	-	7,647

Warehouse/Industrial	296	245	659	1,184	199	2,583

Other	327	214	676	753	-	1,970

Total	$11,770	$3,345	$7,450	$12,986	$199	$35,750

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.6 billion at each of December 31, 2018 and 2017.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2018 and 2017. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2018 and 2017 is summarized below.

	2018	2017

Minimum interest rate	3.19%	2.97%

Maximum interest rate	7.50%	5.75%

Weighted-average LTV	56%	56%

Maximum LTV	87%	79%

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At each of December 31, 2018 and 2017, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 51%. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2018 and 2017 was as follows:

December 31, 2018	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$4,963	$9,862	$124	$-	$14,949

Office	5,714	3,115	171	202	9,202

Retail	3,997	3,365	126	-	7,488

Warehouse/Industrial	1,313	1,318	241	-	2,872

Other	862	1,011	348	23	2,244

Total	$16,849	$18,671	$1,010	$225	$36,755

December 31, 2017	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$4,467	$8,893	$135	$-	$13,495

Office	5,243	4,391	414	7	10,055

Retail	4,540	2,828	213	66	7,647

Warehouse/Industrial	1,137	1,161	285	-	2,583

Other	567	1,385	-	18	1,970

Total	$15,954	$18,658	$1,047	$91	$35,750

At December 31, 2018, the Company had no mortgage loans with an LTV ratio in excess of 100%. The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $15 million at December 31, 2017.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2018, 2017 and 2016, respectively. At December 31, 2018 and 2017, the Company had $21 million and $23 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2018. The Company reported a $2 million mortgage loan valuation allowance at December 31, 2017 on one mortgage with an aggregate statement value of $21 million.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $5,366 million and $5,665 million included in the statements of financial position at December 31, 2018 and 2017, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2018 and 2017, the statements of financial position included $208 million and $205 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2018 and 2017 was as follows:

December 31, 2018	East	Midwest	South	West	Total
	(in millions)

Apartment	$285	$201	$218	$526	$1,230

Office	-	693	131	18	842

Warehouse/Industrial	160	-	40	188	388

Other	28	48	13	27	116

Total	$473	$942	$402	$759	$2,576

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

December 31, 2017	East	Midwest	South	West	Total
	(in millions)
Apartment	$295	$97	$201	$525	$1,118

Office	15	715	132	18	880

Warehouse/Industrial	101	-	-	189	290

Other	28	-	13	27	68

Total	$439	$812	$346	$759	$2,356

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $687 million and $682 million at December 31, 2018 and 2017, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $9.2 billion and $7.8 billion at December 31, 2018 and 2017, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2018 and 2017 was as follows:

	December 31,
	2018	2017
	(in millions)

Securities partnerships and LLCs	$6,839	$5,547

Bonds	3,196	3,141

Real estate JVs, partnerships and LLCs	2,115	1,666

Common and preferred stocks	1,253	1,135

Real estate	806	635

Derivative instruments	695	434

Low income housing tax credit properties	598	527

Cash and short-term investments	392	337

Leveraged leases	86	131

Other assets, net	1,068	1,171

Total	$17,048	$14,724

For securities partnerships and LLCs, bonds, common and preferred stocks, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2018 and 12 years of unexpired credits at December 31, 2017. The required holding period

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2018 and 2017 were $119 million and $107 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2018 and 2017, the value of wholly-owned SCA investments were as follows:

	December 31, 2018			December 31, 2017

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$172	$-	$172	$154	$-	$154

NM Capital, Limited	-	-	-	2	2	-

Bradford, Inc.	1	1	-	1	1	-

Total common stock SCAs [1]	173	1	172	157	3	154

NML Securities Holdings, LLC	5,714	-	5,714	4,861	-	4,861

NML Real Estate Holdings, LLC	1,803	-	1,803	1,355	-	1,355

NM Investment Holdings, LLC	1,286	-	1,286	1,251	-	1,251

NM Pebble Valley, LLC	204	-	204	160	-	160

NM Investment Services, LLC	110	-	110	153	-	153

NM GP Holdings, LLC	59	3	56	63	9	54

NM Investment Management Company, LLC	42	42	-	44	44	-

Mason Street Advisors, LLC	35	35	-	30	30	-

NM QOZ FUND, LLC	16	9	7	-	-	-

NM-SAS, LLC	4	-	4	-	-	-

NM Career Distribution Holdings, LLC	2	2	-	-	-	-

GRO-SUB, LLC	1	1	-	1	1	-

GRO, LLC	1	1	-	1	1	-

NM Planning, LLC	-	-	-	136	136	-

Total other investment SCAs [2]	9,277	93	9,184	8,055	221	7,834

Total investments in SCAs	$9,450	$94	$9,356	$8,212	$224	$7,988

[1]	Reported in common and preferred stocks in the statements of financial position.
[2]	Reported in other investments in the statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2018. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Net Investment Income

The sources of net investment income for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,

	2018	2017	2016

		(in millions)

Bonds	$6,020	$5,738	$5,695

Mortgage loans	1,573	1,590	1,592

Common and preferred stocks	210	118	138

Real estate	275	276	277

Other investments	1,184	1,216	1,273

Policy loans	1,164	1,149	1,160

Amortization of IMR	135	162	155

Gross investment income	10,561	10,249	10,290

Less: investment expenses	770	708	685

Net investment income	$9,791	$9,541	$9,605

For the years ended December 31, 2018 and 2017, bond investment income included $42 million and $77 million of prepayment fees, respectively, generated as a result of 83 and 170 securities, respectively, sold, disposed, or otherwise redeemed as a result of a callable feature. Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Realized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2018			December 31, 2017			December 31, 2016

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$275	$(543)	$(268)	$755	$(543)	$212	$1,352	$(1,109)	$243
Mortgage loans	-	(2)	(2)	2	(5)	(3)	-	(3)	(3)
Common and preferred stocks	538	(147)	391	363	(29)	334	304	(357)	(53)
Real estate	12	(13)	(1)	101	-	101	96	(53)	43
Other investments	699	(952)	(253)	692	(786)	(94)	575	(722)	(147)

Subtotal	$1,524	$(1,657)	(133)	$1,913	$(1,363)	550	$2,327	$(2,244)	83

Less: IMR net gains (losses) before taxes			(245)			389			415
Less: Capital gains tax (benefit) expense			88			68			(117)

Net realized capital gains (losses)			$24			$93			$(215)

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $22 billion, $31 billion, and $32 billion for the years ended December 31, 2018, 2017 and 2016, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,
	2018	2017	2016
Bonds, common and preferred stocks:		(in millions)

Structured securities	$(1)	$(1)	$(54)
Financial services	(1)	(1)	(17)
Consumer discretionary	-	(63)	(14)
Industrials	(35)	(53)	(9)
Energy	(2)	(39)	(20)
Basic materials	-	(7)	(39)

Subtotal	(39)	(164)	(153)

Real estate	(13)	-	(52)

Other investments:
Real estate JVs	-	(27)	(4)
Securities partnerships	(44)	(53)	(61)
Energy and transportation	(22)	-	(5)

Subtotal	(66)	(80)	(70)

Total	$(118)	$(244)	$(275)

In addition to the realized capital losses above, $22 million, $30 million and $60 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2018, 2017 and 2016, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statements of changes in surplus.

At December 31, 2018, the Company held structured securities with aggregate statement values and fair values of $7 million and $13 million, respectively, for which other-than-temporary impairments had been recognized. Other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2018, 2017 and 2016, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,

	2018	2017	2016
		(in millions)

Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(1)	(1)	(54)

Total	$(1)	$(1)	$(54)

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. The

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Company’s share of the earnings or losses of these investments is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,

	2018	2017	2016
		(in millions)

Bonds	$(376)	$564	$(313)

Mortgage loans	(10)	13	9

Common and preferred stocks	(653)	529	348

Other investments	833	(230)	(267)

Subtotal	(206)	876	(223)

Change in deferred taxes	80	(54)	(103)

Change in net unrealized capital gains and losses	$(126)	$822	$(326)

Changes in net unrealized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 included the reversal of previously unrealized capital gains of $(602) million, $(489) million and $(787) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2018 and 2017 were as follows:

	December 31, 2018

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$53,896	$51,789	$(2,107)	$56,888	$54,284	$(2,604)

Common and preferred stocks	2,609	2,267	(342)	265	192	(73)

Total	$56,505	$54,056	$(2,449)	$57,153	$54,476	$(2,677)

	December 31, 2017

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$27,285	$27,056	$(229)	$21,623	$20,976	$(647)

Common and preferred stocks	633	571	(62)	157	138	(19)

Total	$27,918	$27,627	$(291)	$21,780	$21,114	$(666)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

All of these bonds were current on contractual interest and principal payments at December 31, 2018. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2018 and 2017, unrealized capital losses on structured securities in a loss position for greater than 12 months were $856 million and $319 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $60 million and $66 million, respectively.

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2018 and 2017, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2018			2017

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)

Bonds	60	$1,587	$1,519	57	$1,399	$1,430
Loan-backed and structured securities	3	-	-	5	1	1
Preferred stock	7	74	80	6	90	96

Total	70	$1,661	$1,599	68	$1,490	$1,527

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

There were no securities on loan at December 31, 2018. At December 31, 2017, the aggregate statement value of general account loaned securities was $890 million and reported as other liabilities on the statements of financial position. The aggregate fair value of loaned securities was $894 million at December 31, 2017. All of the securities on loan at December 31 2017, were bonds and were loaned with open terms. There were no securities on loan within the separate accounts at either December 31, 2018 or 2017.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2017, reinvested securities lending collateral held by the Company was $920 million, which is reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2017 were as follows:

	December 31, 2017

	Amortized Cost	Fair Value
	(in millions)

30 days or less	$477	$477
31-60 days	100	100
61-90 days	53	53
91-120 days	-	-
121-180 days	75	75
181-365 days	100	100
1-2 years	115	116

Total	$920	$921

At December 31, 2017, the statement of financial position included $374 million in bonds and $546 million in cash and short-term investments related to these collateral assets.

Repurchase Agreements

During 2018, the Company began participating in a bilateral repurchase program with U.S. domiciled unaffiliated third parties. The agreements under this program require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 98% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2018, the liability to return the repurchase agreement cash collateral was $1.8 billion and is reported as other liabilities in the statements of financial position.

During 2018, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Minimum Balance	Maximum Balance	Average Daily Balance	Ending Balance

	(in millions)

March 31, 2018	$242	$485	$405	$485
June 30, 2018	$485	$1,514	$1,082	$1,449
September 30, 2018	$1,431	$1,519	$1,464	$1,435
December 31, 2018	$1,430	$1,763	$1,501	$1,763

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

During 2018, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Minimum Balance (Fair Value)	Maximum Balance (Fair Value)	Average Daily Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
	(in millions)
March 31, 2018	$242	$485	$405	$492	$498
June 30, 2018	$492	$1,514	$1,082	$1,468	$1,396
September 30, 2018	$1,431	$1,519	$1,464	$1,456	$1,397
December 31, 2018	$1,430	$1,763	$1,501	$1,787	$1,696

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements were all U.S. Treasury securities with a NAIC rating of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2018 was as follows:

	December 31, 2018

	Amortized Cost	Fair Value
	(in millions)
30 days or less	$579	$579
31-60 days	215	215
61-90 days	199	199
91-120 days	73	73
121-180 days	355	355
181-365 days	46	46
1-2 years	253	252
2-3 years	-	-
Over 3 years	35	34

Total	$1,755	$1,753

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet any potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements, securities lending and derivative transactions.

At December 31, 2018 and 2017, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The statement value of restricted assets at December 31, 2018 and 2017, summarized by type of restriction, was as follows:

	December 31,
	2018	2017
	(in millions)
Loaned securities - repurchase agreements	$1,696	$-
Loaned securities - securities lending	-	890
Derivative transactions	48	46
Securities on deposit with states	4	4

Total restricted assets	$1,748	$940

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Repurchase agreement collateral	$1,763	$1,763	$-	$-
Derivative collateral	510	510	138	138
Mortgage loan escrow	58	58	51	51
Real estate escrow and security deposits	6	6	8	8
Security lending collateral	-	-	915	915

Total collateral assets	$2,337	$2,337	$1,112	$1,112

At December 31, 2018 and 2017, derivative collateral received included $0.5 million and $13 million, respectively, related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared, or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The Company may also use derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (i.e., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract if the term of the derivative is greater than one year.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $510 million and $138 million of cash collateral under its derivative collateral support arrangements at December 31, 2018 and 2017, respectively, including less than $1 million and $13 million, respectively, of derivative collateral related to the separate accounts. The collateral held in the general account is reported as cash and short-term investments in the statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The collateral asset and related liability for collateral held by the separate accounts is reported in the separate account assets and liabilities, respectively, in the statements of financial position. The Company also held bond collateral with a fair value of $5 million at December 31, 2018 and none at December 31, 2017. Bonds held as collateral are not reported in the statements of financial position.

The Company posted $35 million and $26 million of bond collateral under futures agreements at December 31, 2018 and 2017, respectively, including $11 million and $12 million, respectively, of derivative collateral related to the separate accounts. The Company also posted $13 million and $20 million of bond collateral related to cleared derivative contracts at December 31, 2018 and 2017, respectively. Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 11 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (LIBOR) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Income Generation

Equity options are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. For written call options the Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. For purchased put options the Company pays a cash premium at the inception of the contract and has the right (but not the obligation) to sell the underlying security at a specified price at any time during the term of the contract. Equity options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised, at which time a realized capital gain or loss is recognized. The Company did not have any open equity option contracts as of December 31, 2018 and 2017.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The effects of the Company’s use of derivative instruments on the statements of financial position at December 31, 2018 and 2017 were as follows:

	December 31, 2018

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$22	$-

Interest rate swaps	56	-	-	1	(1)

Foreign exchange contracts:

Foreign currency swaps	8,671	567	(80)	522	(163)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	807	5	-	5	-

Interest rate floors	1,026	18	(1)	18	(1)

Interest rate swaps	500	11	-	11	-

Swaptions	3,385	63	-	63	-

Fixed income futures	2,670	-	-	-	-

Fixed income forwards	25	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	466	4	(1)	4	(1)

Foreign currency swaps	89	8	(2)	8	(2)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	1	16	-	16	-

Income generation:

Equity options	-	-	-	-	-

Total derivatives		$695	$(84)	$670	$(168)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	December 31, 2017

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities
			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$4	$-	$36	$-

Interest rate swaps	25	-	-	-	-

Foreign exchange contracts:

Foreign currency swaps	6,987	335	(222)	236	(355)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	789	6	-	6	-

Interest rate floors	200	18	-	18	-

Interest rate swaps	800	4	-	4	-

Swaptions	3,390	57	-	57	-

Fixed income futures	622	-	-	-	-

Fixed income forwards	2,039	4	-	4	-

Foreign exchange contracts:

Foreign currency forwards	955	6	(16)	6	(16)

Foreign currency swaps	-	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	-	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Total derivatives		$434	$(238)	$367	$(371)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The effects of the Company’s use of derivative instruments on the statements of operations and changes in surplus for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the year ended December 31, 2018

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$6

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	376	30	107

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(2)

Interest rate floors	(1)	-	-

Interest rate swaps	7	12	(1)

Swaptions	8	-	(9)

Fixed income futures	(9)	(32)	-

Fixed income forwards	(4)	(8)	-

Foreign exchange contracts:

Foreign currency forwards	12	24	-

Foreign currency swaps	5	-	-

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Warrants	16	-	-

Income generation:

Equity options	-	-	-

Total derivatives	$410	$26	$101

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	For the year ended December 31, 2017

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$12

Interest rate swaps	-	-	2

Foreign exchange contracts:

Foreign currency swaps	(522)	24	69

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(6)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	4	-	(8)

Swaptions	(28)	-	(9)

Fixed income futures	(4)	10	-

Fixed income forwards	(1)	6	-

Foreign exchange contracts:

Foreign currency forwards	(21)	(26)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	1	(5)	-

Equity index futures	1	1	-

Fixed contracts:

Fixed income total return swaps	-	1	-

Warrants	-	-	-

Income generation:

Equity options	-	-	-
Total derivatives	$(575)	$11	$65

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2018

	For the year ended December 31, 2016

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$16

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	277	29	50

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	2	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	7	-	(12)

Swaptions	16	(1)	(9)

Fixed income futures	-	(4)	-

Fixed income forwards	5	(5)	-

Foreign exchange contracts:

Foreign currency forwards	10	(7)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	7	(37)	-

Equity index futures	(1)	13	-

Fixed contracts:

Fixed income total return swaps	-	-	2

Warrants	-	-	-

Income generation:

Equity options	-	(2)	-
Total derivatives	$324	$(14)	$49

Changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting were $5 million for the year ended December 31, 2018 and $0 for both of the years ended December 31, 2017 and 2016.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017
	(in millions)

Life insurance reserves	$177,842	$171,792

Annuity reserves	9,979	9,208

Deposit funds	3,307	3,266

Disability and long-term care unpaid claims and claim reserves	5,012	4,939

Disability and long-term care active life reserves	6,676	6,074

Total reserves for policy benefits	$202,816	$195,279

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2018, the Company had $1.8 trillion of total life insurance in force, including $28.1 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

During 2018, the methodology and mortality assumptions used in certain life insurance reserve calculations were reviewed and updated, and the corresponding reserves were reduced by $627 million, net of reinsurance. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Annuity Reserves and Deposit Funds

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statements of operations.

Deposit funds primarily represent reserves for supplementary contracts and income annuities without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. The total reserve liability for Northwestern Access Fund account balances held by the Company was $346 million and $369 million at December 31, 2018 and 2017, respectively. Accounts were credited with interest at annual rates ranging from 0.90% to 3.50% and 0.23% to 3.50% during 2018 and 2017, respectively. The crediting interest rates changed 44 times and 32 times during 2018 and 2017, respectively.

At December 31, 2018 and 2017, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2018	2017	2018	2017	2018	2017
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$232	$276	$-	$-	$232	$276
- at book value less surrender charge of 5% or more	76	74	-	-	76	74
- at fair value	-	-	17,762	19,449	17,762	19,449
- at book value without adjustment	4,957	5,043	-	-	4,957	5,043

Not subject to discretionary withdrawal	8,021	7,081	4,970	5,390	12,991	12,471

Total annuity reserves and deposit funds	$13,286	$12,474	$22,732	$24,839	$36,018	$37,313

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2018 and 2017 were as follows:

	For the years ended

	December 31,
	2018	2017
	(in millions)

Balance at January 1	$4,939	$4,753

Incurred related to:
Current year	796	793
Prior years	(39)	63

Total incurred	757	856

Paid related to:
Current year	(34)	(33)
Prior years	(650)	(637)

Total paid	(684)	(670)

Balance at December 31	$5,012	$4,939

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2018 and 2017, reserves required as a result of AAT were as follows:

	December 31,
	2018	2017
	(in millions)

Annuities and deposit funds	$140	$155
Life insurance	2	2

Total reserves	$142	$157

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statutory Minimum Reserves

The Company has the option to establish reserves for policy benefits using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $507 million and $433 million at December 31, 2018 and 2017, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statements of financial position.

Deferred and uncollected premiums at December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017

	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$244	$88	$249	$90
Ordinary renewal	2,740	2,205	2,674	2,171

Total deferred and uncollected premiums	$2,984	$2,293	$2,923	$2,261

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2018 and 2017 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2018	2017	2018	2017	2018	2017
	(in millions)		(in millions)		(in millions)

Subject to discretionary withdrawal	$6,828	$7,514	$17,762	$19,449	$24,590	$26,963
Not subject to discretionary withdrawal	-	-	4,970	5,390	4,970	5,390

Total separate account reserves	$6,828	$7,514	$22,732	$24,839	29,560	32,353

Non-policy liabilities					157	109

Total separate account liabilities					$29,717	$32,462

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2018 and 2017 was $165 million and $31 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $6 million and $5 million attributable to GMDB at December 31, 2018 and 2017, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.6 billion and $1.7 billion for the years ended December 31, 2018 and 2017, respectively. These amounts are reported as premiums in the statements of operations. The subsequent

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statements of operations.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts in the statements of operations for the years ended December 31, 2018, 2017 and 2016.

	For the years ended December 31,

	2018	2017	2016
	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,696	$1,726	$1,714

Transfers from separate accounts	(2,193)	(1,955)	(1,832)

Net transfers to (from) separate accounts	$(497)	$(229)	$(118)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2018 and 2017 and does not expect to make a contribution to the plans during 2019.

The Company’s defined benefit pension plan for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of December 31, 2013. Employees or financial representatives hired or contracted after that date are not eligible for coverage under the postretirement health plans.

The Company amended the employee postretirement health plan during 2016 to transition Medicare-eligible retirees and their dependents to health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2018 and 2017, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017
	(in millions)
Fair value of plan assets at January 1	$5,012	$4,459	$82	$75

Changes in plan assets:

Actual return on plan assets	(250)	684	(4)	12

Actual plan benefits paid	(141)	(131)	(5)	(5)

Fair value of plan assets at December 31	$4,621	$5,012	$73	$82

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2018 and 2017 were as follows:

	Target		Actual
	Allocation		Allocation

	2018	2017	2018	2017

Bonds	56%	56%	56%	55%

Equity investments	43%	43%	43%	44%

Other investments	1%	1%	1%	1%

Total assets	100%	100%	100%	100%

At each of December 31, 2018 and 2017, other investments were comprised of cash and short-term investments.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2018 and 2017 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017

	(in millions)

Projected benefit obligation at January 1	$5,373	$4,879	$724	$728

Changes in benefit obligation:

Service cost of benefits earned	146	128	20	22

Interest cost on projected obligations	180	179	21	23

Projected gross plan benefits paid	(158)	(142)	(22)	(21)

Experience (gains)/losses	(571)	318	(133)	(19)

Plan amendments and other	-	11	-	(9)

Projected benefit obligation at December 31	$4,970	$5,373	$610	$724

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $4.7 billion and $5.0 billion for the years ended December 31, 2018 and 2017, respectively. Experience (gains)/losses for each of the years ended December 31, 2018 and 2017 primarily reflect the impact of changes in the PBO discount rate.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2018 and 2017 and the net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017
Projected benefit obligation:

Weighted average discount rate	4.18%	3.57%	4.18%	3.56%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

	Defined Benefit Plans			Postretirement Benefit Plans

	2018	2017	2016	2018	2017	2016
Net periodic benefit cost:
Weighted average discount rate	3.57%	4.10%	4.30%	3.57%	4.10%	4.30%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.50%	6.50%	6.25%	6.50%	6.50%

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2018	2017

Assumed annual increase	5.50%	6.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2019	2019

A change in the assumed health care cost trend of 1.0% in each year would have the following impacts on net periodic benefit cost and the accumulated postretirement benefit obligation (APBO):

	December 31, 2018

	1% increase	1% decrease

Impact on net periodic benefit cost	$1	$(1)

Impact on APBO	$4	$(4)

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2018 and 2017.

	Defined		Postretirement
	Benefit Plans		Benefit Plans

	2018	2017	2018	2017
	(in millions)

Fair value of plan assets	$4,621	$5,012	$73	$82

Projected benefit obligation	4,970	5,373	610	724

Funded status	(349)	(361)	(537)	(642)

Nonadmitted asset	(597)	(677)	-	-

Financial statement liability	$(946)	$(1,038)	$(537)	$(642)

The PBO for defined benefit plans above included $946 million and $1,038 million related to nonqualified, unfunded plans at December 31, 2018 and 2017, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 115% and 116% of the projected benefit obligations of these plans at December 31, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2018 and 2017:

	For the year ended December 31, 2018

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)
Balance at January 1	$(1,151)	$215	$314	$(77)	$(60)

Amortization from surplus into net periodic benefit cost	42	(25)	-	-	5

Changes in plan assets and benefit obligations recognized in surplus	(4)	-	-	119	5

Balance at December 31	$(1,113)	$190	$314	$42	$(50)

	For the year ended December 31, 2017

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)

Balance at January 1	$(1,260)	$250	$323	$(113)	$(65)

Amortization from surplus into net periodic benefit cost	54	(25)	(9)	-	5

Changes in plan assets and benefit obligations recognized in surplus:	55	(10)	-	36	-

Balance at December 31	$(1,151)	$215	$314	$(77)	$(60)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2018	2017	2016	2018	2017	2016
	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$146	$128	$120	$20	$22	$22

Interest cost on projected obligations	180	179	194	21	23	30

Amortization of experience losses	42	54	66	-	-	4

Amortization of prior service costs/(credits)	(25)	(25)	(25)	5	5	6

Amortization of initial net asset	-	(9)	(24)	-	-	-

Expected return on plan assets	(309)	(291)	(266)	(5)	(5)	(4)

Other	-	1	9	-	-	3

Net periodic benefit cost	$34	$37	$74	$41	$45	$61

The Company expects to increase (decrease) periodic benefit costs through the amortization of $47 million, $(25) million and $(8) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2019. Amortization of postretirement plan prior service costs of $5 million are also expected to increase net periodic benefit cost during 2019.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2019 through 2028 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2019	$156	$23

2020	183	24

2021	191	24

2022	200	25

2023	208	25

2024-2028	1,166	134

Total	$2,104	$255

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2018, 2017 and 2016, the Company expensed total contributions to these plans of $50 million, $50 million and $48 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes 60% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2018 and 2017, the net amount due from NLTC under this agreement was $44 million and $37 million, respectively.

During 2017, the Company and NLTC amended the affiliated reinsurance agreement. Under the terms of the amendment, the Company assumed 100% of the risks associated with a block of long-term care business NLTC recaptured from an un-affiliated reinsurer. This transaction qualified for reinsurance accounting under the SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance, given the complete transfer of risk from NLTC. As part of the reinsurance amendment, the Company received invested assets with a fair value of $228 million as consideration from NLTC. The consideration was reflected as an increase to premiums and other income of $167 million and $21 million, respectively, in the statements of operations and as an increase to unassigned surplus of $40 million that was reflected in the statement of changes in surplus. In addition, reserves for policy benefits were increased by $167 million and IMR liabilities of $17 million were transferred to the Company and reported as an increase to commissions and operating expenses in the statements.

Amounts in the financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2018 and 2017 were reported net of ceded reserves of $1.6 billion and $1.7 billion, respectively. The Company has reinsured all risks disclosed in the financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,
	2018	2017	2016
	(in millions)

Direct premium revenue	$18,231	$17,994	$18,237

Premiums assumed	711	810	589

Premiums ceded	(906)	(907)	(911)

Premium revenue	$18,036	$17,897	$17,915

Direct benefit expense	$19,037	$18,557	$19,019

Benefits assumed	680	902	616

Benefits ceded	(699)	(656)	(671)

Total benefits	$19,018	$18,803	$18,964

In addition, the Company received $129 million, $146 million and $149 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts are reported in other income in the statements of operations. For the years ended December 31, 2018, 2017 and 2016, the Company incurred $138 million, $119 million and $148 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2018 and 2017 that were considered by the Company to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

10.	Federal Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	LearnVest, Inc.
NM Investment Management Company, LLC	GRO, LLC and GRO-SUB, LLC
Northwestern Long Term Care Ins. Co	NM QOZ Fund, LLC
NM Career Distrib. Holdings, LLC and subsidiaries	NM SAS, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

On December 22, 2017, H.R. 1, informally known as the Tax Cuts and Jobs Act (“the Act” or “Tax Reform”) was signed into law, effective for tax years beginning on or after January 1, 2018. The Act reduced the maximum federal corporate income tax rate from 35% to 21%. The statutory basis of accounting requires the 21% corporate tax rate to be applied to deferred tax balances at December 31, 2017, which resulted in a net reduction to statutory surplus of $1.2 billion. The change in net deferred tax assets was reduced by $1.4 billion and the change in net unrealized capital gains and losses was increased by $0.2 billion in the statement of changes in surplus for the year ended December 31, 2017. The Company began to benefit from the lower federal income tax rate in 2018.

The components of current income tax expense (benefit) in the statements of operations for the years ended December 31, 2018, 2017 and 2016 related to “ordinary” taxable income (loss) were as follows:

	For the years ended December 31,
	2018	2017	2016

	(in millions)
Tax payable on ordinary income	$110	$40	$(10)
Low income housing tax credits	(119)	(107)	(108)
Other tax credits	(23)	(21)	(37)
Increase (decrease) in contingent tax liabilities	(127)	(10)	(21)

Total current tax benefit	$(159)	$(98)	$(176)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $(49) million, $136 million and $145 million was included in net IMR deferrals for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, net realized capital gains and losses as reported in the statements of operations included current tax expense (benefit) of $88 million, $68 million and $(117) million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The table below shows how the Company’s income tax benefit for the years ended December 31, 2018, 2017 and 2016 differs from the amount obtained by applying the statutory rate of 21%, 35% and 35%, respectively, to net gain from operations after dividends to policyowners and before federal income taxes:

	For the years ended December 31,
	2018	2017	2016

	(in millions)

Provision computed at statutory rate	$98	$482	$326

Adjustments to the statutory rate:

Revaluation of net deferred tax assets (excluding taxes on net unrealized capital gains) - tax reform	-	1,406	-

Subsidiary distributions	(115)	(162)	(269)

Tax credits	(142)	(128)	(145)

Amortization of IMR	(28)	(57)	(54)

Dividends received deduction	(26)	(37)	(33)

Employee benefits	(17)	(24)	(15)

Deferred adjustments	214	(36)	12

Other	(28)	-	23

Total statutory income tax expense (benefit)	$(44)	$1,444	$(155)

Federal income tax expense (benefit) reported on statements of operations	$(159)	$(98)	$(176)

Capital gains tax expense, net of IMR transfers	39	204	28

Change in net deferred tax assets	76	1,338	(7)

Total statutory income tax expense (benefit)	$(44)	$1,444	$(155)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments (refunds) of $150 million, $356 million and $(50) million to the IRS during the years ended December 31, 2018, 2017 and 2016, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total federal income taxes paid for tax years 2018, 2017 and 2016 that are available for recoupment are $179 million, $254 million and $24 million, respectively.

Federal income tax returns for 2013 and prior years are closed as to further assessment of tax. Income taxes payable in the statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Changes in contingent tax liabilities for the years ended December 31, 2018 and 2017 were as follows:

	For the years ended December 31,
	2018	2017
	(in millions)
Balance at January 1	$410	$420
Reductions for tax positions of prior years	(127)	(10)

Balance at December 31	$283	$410

Included in contingent tax liabilities at December 31, 2018 and 2017 were $265 million and $383 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has no tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2018, 2017 and 2016, the Company recognized $(9) million, $1 million and $3 million, respectively, of interest-related tax expense.

The components of net deferred tax assets reported in the statements of financial position at December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$868	$804	$64
Investments	337	300	37
Policy benefit liabilities	1,638	1,296	342
Benefit plan obligations	516	547	(31)
Other	83	83	-
Valuation adjustment	-	-	-

Gross deferred tax assets	3,442	3,030	412

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	3,442	3,030	412

Deferred tax liabilities:
Investments	749	739	10
Other	901	503	398

Gross deferred tax liabilities	1,650	1,242	408

Net deferred tax assets	$1,792	$1,788	$4

The Act includes provisions that change tax-basis life insurance reserves for tax years beginning after December 31, 2017. The impact of this change resulted in equal and offsetting increases to deferred tax assets and liabilities of $380 million at the beginning of 2018.

All gross deferred tax liabilities have been recognized at December 31, 2018 and 2017. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2018 or 2017.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The Company exceeded the minimum risk-based capital (RBC) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2018 and 2017 and expects to exceed this minimum during 2019.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2018 and 2017 were as follows (in millions):

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$3,105	$337	$3,442	$2,730	$300	$3,030	$375	$37	$412
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,105	337	3,442	2,730	300	3,030	375	37	412
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	3,105	337	3,442	2,730	300	3,030	375	37	412
Deferred tax liabilities	901	749	1,650	503	739	1,242	398	10	408

Net admitted deferred tax asset/(liability)	$2,204	$(412)	$1,792	$2,227	$(439)	$1,788	$(23)	$27	$4

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$197	$197	$-	$173	$173	$-	$24	$24
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,625	-	1,625	1,846	-	1,846	(221)	-	(221)
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,480	140	1,620	884	127	1,011	596	13	609

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,105	$337	$3,442	$2,730	$300	$3,030	$375	$37	$412

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,625			$1,846			$(221)

b. Adjusted gross deferred tax assets allowed per limitation threshold			$3,043			$2,850			$193

Ratio percentage used to detemine recovery period and threshold limitation amount			976%			1125%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$20,286			$18,998

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $9.4 billion and $7.7 billion at December 31, 2018 and 2017, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-one years at December 31, 2018.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2018 and 2017, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2018			December 31, 2017

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$96		$1	$70		$1

Guarantees of real estate obligations	382		4	368		4

Guarantees issued on behalf of wholly-owned subsidiaries	39		-	80		-

Total guarantees	$517		$5	$518		$5

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyholders its’ ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2017 to extend the length of the agreement through December 31, 2022 and lower the aggregate capital contribution limit from $800 million to $200 million. NM contributed capital to NLTC of $35 million and $15 million for the years ended December 31, 2018 and 2017, respectively. The Company has contributed a total of $165 million to NLTC through December 31, 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The Company reported a payable to NLTC of $50 million and $44 million at December 31, 2018 and 2017, respectively, which is reported in other liabilities in the statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

On September 26, 2017, the Company issued surplus notes (“2017 notes”) with a principal balance of $1.2 billion, bearing interest at 3.850% and having a maturity date of September 30, 2047. The 2017 notes were issued at an offering price of 99.787%. On March 26, 2010, the Company issued surplus notes (“2010 notes”), at par, with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. Each note issuance was distributed pursuant to Rule 144A under the Securities Act of 1933, as amended.

Interest on the 2017 and 2010 notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments. During 2018 and 2017, the Company paid and recognized interest on the notes of $153 million and $106 million, respectively. A total of $47 million and $903 million of interest has been paid on the 2017 notes and 2010 notes, respectively, from their issuance through December 31, 2018.

The note issuances are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 notes) and 0.25% (2010 notes). The entire amount of the 2017 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2018 and 2017.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (SSAP 100). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2018 and 2017 were as follows:

	December 31, 2018

			Quoted prices in	Significant	Significant

			active markets	observable	unobservable

	Statement	Fair	for identical assets	inputs	inputs

	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$153,713	$151,565	$4,164	$132,645	$14,756
Mortgage loans	36,755	37,143	-	-	37,143
Common and preferred stocks	5,260	5,279	4,669	77	533
Policy loans	17,693	17,693	-	-	17,693
Derivative assets	695	670	-	654	16
Surplus note investments	108	131	-	131	-
Cash and short-term investments	1,899	1,899	525	1,374	-

Separate account assets	29,717	29,717	26,954	2,231	532

General account liabilities:
Investment-type insurance reserves	$5,187	$5,022	$-	$-	$5,022
Liabilities for securities lending	-	-	-	-	-
Liabilities for repuchase agreements	1,763	1,763	-	1,763	-
Derivative liabilities	84	168	-	168	-

Separate account liabilities	29,717	29,717	26,954	2,231	532

	December 31, 2017

			Quoted prices in	Significant	Significant

			active markets	observable	unobservable

	Statement	Fair	for identical assets	inputs	inputs

	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$146,945	$151,975	$4,125	$134,545	$13,305
Mortgage loans	35,750	37,049	-	-	37,049
Common and preferred stocks	5,612	5,640	4,941	77	622
Policy loans	17,421	17,421	-	-	17,421
Derivative assets	434	367	-	367	-
Surplus note investments	108	142	-	142	-
Cash and short-term investments	2,469	2,469	239	2,230	-

Separate account assets	32,462	32,462	29,339	2,655	468

General account liabilities:
Investment-type insurance reserves	$5,312	$5,225	$-	$-	$5,225
Liabilities for securities lending	915	915	-	915	-
Liabilities for repuchase agreements	-	-	-	-	-
Derivative liabilities	238	371	-	371	-

Separate account liabilities	32,462	32,462	29,339	2,655	468

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statements of financial position at December 31, 2018 and 2017.

	December 31, 2018

	Quoted prices in	Significant	Significant

	active markets	observable	unobservable

	for identical assets	inputs	inputs

	(level 1)	(level 2)	(level 3)	Total

	(in millions)
General account:
Bonds	$117	$-	$5	$122
Common and preferred stocks	4,669	1	455	5,125
Money market mutual funds	427	-	-	427
Derivative assets	-	109	16	125
Derivative liabilities	-	4	-	4

Total general account	$5,213	$114	$476	$5,803

Separate accounts:
Mutual fund investments	$24,892	$-	$-	$24,892
Other benefit plan assets/liabilities	109	19	4	132
Pension and postretirement assets:
Bonds	333	2,167	106	2,606
Common and preferred stock	1,644	1	40	1,685
Cash and short-term securities	28	42	-	70
Other assets/liabilities	(52)	3	381	332

Subtotal pension and postretirement assets	1,953	2,213	527	4,693

Total separate accounts	$26,954	$2,232	$531	$29,717

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	December 31, 2017

	Quoted prices in	Significant	Significant

	active markets	observable	unobservable

	for identical assets	inputs	inputs

	(level 1)	(level 2)	(level 3)	Total

	(in millions)
General account:
Bonds	$12	$-	$5	$17
Common and preferred stocks	4,941	1	478	5,420
Money market mutual funds	243	-	-	243
Derivative assets	-	95	-	95
Derivative liabilities	-	(16)	-	(16)

Total general account	$5,196	$80	$483	$5,759

Separate accounts:
Mutual fund investments	$27,288	$-	$-	$27,288
Other benefit plan assets/liabilities	55	22	3	80
Pension and postretirement assets:
Bonds	375	2,386	115	2,876
Common and preferred stock	1,591	-	35	1,626
Cash and short-term securities	20	233	-	253
Other assets/liabilities	10	14	315	339

Subtotal pension and postretirement assets	1,996	2,633	465	5,094

Total separate accounts	$29,339	$2,655	$468	$32,462

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between level 1 and level 2 or between level 2 and level 3 during the years ended December 31, 2018 or 2017.

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2018 and 2017.

For the year ended December 31, 2018	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$478	$5	$-	$468

Realized gains/(losses)	130	-	-	44

Unrealized gains/(losses)	(28)	-	16	(11)

Issuances	-	-	-	-

Purchases	35	-	-	185

Sales	(209)	-	-	(154)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	49	-	-	3

Transfers out of level 3	-	-	-	(4)

Fair value, end of period	$455	$5	$16	$531

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

For the year ended December 31, 2017	General account common and preferred stock	General account bonds	Derivative assets	Separate account other benefit plan assets

	(in millions)
Fair value, beginning of period	$522	$45	$-	$369

Realized gains/(losses)	38	(8)	-	38

Unrealized gains/(losses)	55	7	-	31

Issuances	-	-	-	-

Purchases	7	-	-	165

Sales	(86)	(44)	-	(139)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	-	5	-	4

Transfers out of level 3	(58)	-	-	-

Fair value, end of period	$478	$5	$-	$468

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C

OTHER INFORMATION

Item 26.  Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending Northwestern Mutual Variable Life Account Operating Authority	Exhibit (a)(1) to Form N-6 Post-Effective Amendment No. 30 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed February 21, 2006
(a)(2)	Resolution of Board of Trustees of The Northwestern Mutual Life Insurance Company establishing the Account	Exhibit A(1) to Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 333-36865, filed October 1, 1997
(b)	Not Applicable
(c)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed July 28, 2006
(d)(a)

Form of Policies –

(1)   Variable Whole Life Insurance Policy With Additional Protection, QQ.VCL, including Policy amendment (sex distinct)

(2)   Variable Whole Life Insurance Policy With Additional Protection, QQ.VCL, including Policy amendment (sex neutral for employers)

(3)   Forms of Optional Riders to Variable Whole Life Insurance Policy QQ.VCL:

(i) Waiver of Premium Benefit

(ii)  Additional Purchase Benefit

Exhibits A(5)(a), A(5)(b), A(5)(c), and A(5)(d) to Form S-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed May 31, 2001
(d)(b)

Form of Policies –

(Referenced to Exhibits 1.A.(5)(a), 1.A.(5)(b), 1.A.(13)(i), and 1.A.(13)(ii) filed with Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 33-89188 on February 8, 1995)

(1)   Variable Life Insurance Policy, QQ.VCL (sex distinct)

(2)   Variable Life Insurance Policy, QQ.VCL, including an Amendment to Variable Whole Life with Additional Protection. (Sex neutral: for employers)

(3)   Forms of Optional Riders to Variable Whole Life Insurance Policy QQ.VCL:

(i) Waiver of Premium Benefit

(ii)  Additional Purchase Benefit

Exhibit (d)(b) to Form N-6 Post-Effective Amendment No. 14 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed March 24, 2006
(e)	Form of Life Insurance Application 90-1 L.I. (0198) WISCONSIN and Application Supplement (1003)	Exhibit (e) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed April 28, 2005
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit A(6)(a) to Form S-6 Post-Effective Amendment No. 18 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 26, 1996
(f)(2)	Amendment Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit (f) to Form N-6 Post-Effective Amendment No. 9 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed February 28, 2003
(g)	Form of Reinsurance Agreement	Exhibit (g) to Form S-6 Post-Effective Amendment No. 9 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed February 28, 2003

(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed April 28, 2005
(h)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed July 28, 2006
(h)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)(a)(4) to Form N-6 Post-Effective Amendment No. 41 for Northwestern Mutual Variable Life Account, File No. 002-89972, filed on April 25, 2013
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed April 28, 2005
(h)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(b)(3)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (h)(e) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(h)(b)(4)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(b)(4) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(h)(b)(5)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (h)(b)(5) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(h)(c)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed April 28, 2005
(h)(c)(2)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed August 8, 2006
(h)(d)(3)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed August 8, 2006

(h)(d)(4)	Form of Administrative Services Agreement	Exhibit (h)(c)(2) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(i)	Not Applicable
(j)(a)	Agreement entered into on February 13, 1984 among Northwestern Mutual Variable Life Account, The Northwestern Mutual Life Insurance Company and NML Equity Services, Inc. (n/k/a Northwestern Mutual Investment Services, LLC)	Exhibit A(8) to Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 333-36865, filed October 1, 1997
(j)(b)	Shareholder Information Agreement dated April 13, 2007 among Russell Investment Management Company on behalf of Russell Investment Funds and The Northwestern Mutual Life Insurance Company	Exhibit (j)(b) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(c)	Amendment No. 1 dated October 20, 2008 to Shareholder Information Agreement dated April 13, 2007 among Russell Fund Services Company on behalf of Russell Investment Funds and The Northwestern Mutual Life Insurance Company	Exhibit (j)(c) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(d)	Shareholder Information Agreement dated April 13, 2007 among Fidelity Distributors Corporation on behalf of Fidelity® Variable Insurance Products Fund and The Northwestern Mutual Life Insurance Company	Exhibit (j)(d) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(e)	Shareholder Information Agreement dated April 16, 2007 among Northwestern Mutual Series Fund, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(e) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(f)	Shareholder Information Agreement dated October 16, 2007 among Neuberger Berman Management Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(f) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(g)	Shareholder Information Agreement dated September 27, 2013 among Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Insurance Company	Exhibit (j)(f) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(j)(h)	Power of Attorney	Filed herewith
(j)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed April 22, 2008
(k)	Opinion and Consent of Chris K. Gawart, Esq. dated April 26, 2019	Filed herewith
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of PricewaterhouseCoopers LLP dated April 26, 2019	Filed herewith
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith

Item 27.  Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company without regard to their activities relating to variable life insurance policies or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2019

Name	Address
John N. Balboni	Retired Senior Vice President & CIO International Paper 105 E. Goodwyn Memphis, TN 38111

Nicholas E. Brathwaite	Co-Found & Partner Riverwood Capital 2494 Sand Hill Road Building 7, Suite 100 Menlo Park, CA 94025

David J. Drury	Founding Partner Wing Capital Group 330 S. Executive Drive, Suite 209 Brookfield, WI 53005

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	Chairman Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119

Dale E. Jones	CEO & President Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

David J. Lubar	President & CEO Lubar & Co. 833 E. Michigan Street Suite 1500 Milwaukee, WI 53202

Sheila L. Marcelo	Founder, Chairwoman & CEO Care.com 77 4th Avenue, 5th Floor Waltham, MA 02451

Jaime Montemayor	Former Senior Vice President & Chief Information Officer PepsiCo Americans Foods 3604 Shantara Lane Plano, TX 75093

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road P. O. Box 4299 Columbus, GA 31914

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 241 N. Broadway Suite 300 Milwaukee, WI 53202

Benjamin F. Wilson	Chairman Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Juan C. Zarate	Chairman & Co-Founder Financial Integrity Network 1919 M Street, NW, Suite 200 Washington, DC 20036

EXECUTIVE OFFICERS – As of April 1, 2019

John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Innovation Officer
Leslie Barbi	Senior Vice President (Public Investments)
John E. Bentley	Vice President (Investment Strategy)
Sandra L. Botcher	Vice President (Distribution Development)
Lori M. Brissette	Vice President (Risk & Investment Client Services)
Lisa A. Cadotte	Vice President (Investment Risk & Operations)
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Eric P. Christophersen	Vice President (Strategic Philanthropy/Community Relations & Campus/Event Experiences)
Joann M. Eisenhart	Executive Vice President & Chief People Officer
Chris K. Gawart	Vice President & General Counsel
Timothy J. Gerend	Executive Vice President (Career Distribution)
Aditi J. Gokhale	Executive Vice President & Chief Marketing and Communications Officer
Karl G. Gouverneur	Vice President (Digital Workplace & Corporate Solutions)
John M. Grogan	Executive Vice President (Insurance Products & Client Services)
Thomas C. Guay	Vice President (Risk Selection Strategy)
Ronald P. Joelson	Executive Vice President & Chief Investment Officer

Todd M. Jones	Vice President & Controller
Jason T. Klawonn	Senior Vice President & Chief Actuary
Abimbola O. Kolawole	Vice President (Policy Benefits)
Jeffrey J. Lueken	Senior Vice President (Private Securities)
Stephanie A. Lyons	Vice President (Enterprise Risk Assurance)
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance Officer & Secretary
John W. McTigue	Chief Distribution Advisor
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Steven M. Radke	Vice President (Government Relations)
Courtney K. Reynolds	Vice President (Communications & Corporate Affairs)
John C. Roberts	Vice President (Distribution Performance)
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Bethany M. Rodenhuis	Executive Vice President & Chief Transformation Officer
Tammy M. Roou	Vice President (Enterprise Compliance)
Sarah R. Schneider	Vice President (Distribution Services)
Deborah A. Schultz	Vice President (Financial Management)
Emilia Sherifova	Executive Vice President & Chief Technology Officer
David W. Simbro	Senior Vice President (Risk Products)
Kamilah D. Williams-Kemp	Vice President (New Business)
Thomas D. Zale	Vice President (Real Estate)

OTHER OFFICERS – As of April 1, 2019

Employee	Title

Craig L. Schedler	VP Strategic Investing

Lisa C. Gandrud	VP & Actuary
Gregory A. Gurlik	VP & Actuary
James R. Lodermeier	VP & Actuary
Susan J. Miner	VP & Actuary
Paul W. Skalecki	VP & Actuary
Chris G. Trost	VP & Actuary
Kyle A. Walster	VP & Actuary

Eric Heise	Senior Director Corporate Reporting
Todd C. Kuzminski	VP Investment Accounting
Dean A. Landry	VP Tax Planning
Susan Limbach	Senior Director Tax
Michael A. Reis	VP Accounting Policy
Matthew P. Sullivan	VP Financial Reporting & Analysis
Amanda E. Young	VP Tax

Stephen R. Stone	VP Enterprise Risk Management
Andrew T. Vedder	VP Solvency Policy & Risk Management

Gwen C. Canady	VP Finance & Expense Operations
Vikram Choudhary	VP Finance & Expense
Stacey Gribbin	VP Finance & Expense Operations
Karen A. Molloy	VP & Treasurer
Steve L. Wu	VP Sourcing & Procurement

David A. Escamilla	VP Investment Operations
Karla J. Adams	VP Investment Risk Management
James Reach	VP Investment Data & Analytics

Stig Haagensen	VP Engineering
Kristy L. Litchford	VP Product Management
Goran Micanovic	VP Engineering

Employee	Title
Matthew T. Sauer	VP Product Management

Cal D. Schattschneider	VP Campus Planning & Operations

Jason R. Handal	VP Distribution Performance
Matthew McDowell	VP Distribution Performance
Arthur J. Mees Jr.	VP Distribution Performance
Timothy Nelson	VP Distribution Performance
Jeremy Newman	VP Distribution Finance

William Grady	VP Financial & Concierge Planning
Amy Kiiskila	VP Advanced Planning
William H. Taylor	VP Financial Planning & Sales Support

Joseph Roblee	VP Field Strategy Alignment
Rebecca Porter	VP Career Distribution Transformation Lead

Jennifer L. Brase	VP Diversity & Inclusion
Julie Flaa	VP Distribution Planning
Stephen J. Frankl	VP Field Lerning & Development
Kevin J. Konopa	VP Business Owner
Stephanie Wilcox	VP Advanced Practice Groups & Teams VP Talent Management

William Lombardi	VP Client Services Strategy

Donald Gehrke	VP Investment Client Services

Nichole Lecher	VP Journey Transformation
Michelle E. Luhm	VP Disability Income and Long Term Care Underwriting
Anne C. Wills	VP Life Underwriting

Lisa M. Parker	VP DI & LTC Benefits
Allyson Schrader	VP Integrated Shared Services

Angela N. Bickler	VP Client Services
James LeMere	VP Client Services
Lori A. Torner	VP Journey Transformation

Quentin Doll	VP Product Development
Brian W. Henning	VP Competitive Intelligence
Kenneth M. Latus	VP Product Development
Steven J. Stribling	VP Product Development
Becki L. Williams	VP Advanced Markets

Wayne F. Heidenreich M.D.	VP Medical
Jill Mocarski	VP Medical
Deborah B. VanDommelen M.D.	VP & Chief Medical Officer
Jason L. Von Bergen	VP Research & Analytics
Joel S. Weiner	VP Medical

Robert J. Johnson	VP Compliance
Randy M. Pavlick	VP Managed Investments Compliance
Bernd Huber	VP Enterprise Information Risk & Cybersecurity
Raymond Zellmer	VP Enterprise Information Risk & Cybersecurity
Susan W. Callanan	VP Public Policy
Christopher T. Gahan	VP Federal Relations

Thomas K. Anderson	Asst. General Counsel & Asst. Secretary

Employee	Title
Mark J. Backe	VP-Insurance & Operations Counsel & Asst. Secretary
JoAnne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
John D. Gatmaitan	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Kim W. Lunn	Asst. General Counsel & Asst. Secretary
Cheri L. McCourt	Asst. General Counsel & Asst. Secretary
James L. McFarland	Asst. General Counsel & Asst. Secretary
Andrew J. McLean	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Assoc. General Counsel-Enterprise Governance & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Monica M. Riederer	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation and Distribution Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Michael W. Zielinski	Asst. General Counsel & Asst. Secretary

Donna L. Lemanczyk	Assistant Secretary
Daniel M. Flesch	Assistant Secretary

David Pahl	VP Data Scientist
Drazen Pantic	Chief Scientist

Elizabeth Ridley	VP-Marketing Strategy & Training

Vivek Bedi	VP Client Experience & Product Experience
Bryan E. Kadlec	VP Product Management
Manish Mallikarjuna	VP Client Experience
Kevin M. McCarthy	VP Product Management
Josef Pfeiffer	VP Product Management
Jill L. Zeisler	VP Product Management

Kelly Culler	VP Human Resources Business Partners
Dario DeMaria	VP Strategy Systems and Operations
William N. Hardin	VP Talent Acquisition & Strategic Workforce Placement
Amanda O’Dell	VP Human Resources Business Partners
Raj Patel	VP Talent & Organizational Development
Maria Rose Pollara	VP Human Resources Business Partners
Todd W. Smasal	VP Total Rewards

Christopher Bellomo	VP Enterprise Transformation Architect
Troy M. Burbach	VP Transformation Change Agent

Employee	Title
Andrew J. DeGuire	VP Strategy Advacement & Alignment
Cheryl A. DeLonay	VP Transformation
Patricia A. Hagen	VP Transformation
Laila V. Hick	VP Transformation
John N. Pangborn	VP Transformation Change Agent
Peter T. Petersen	VP Integration Management Office
Sherri L. Schickert	VP Transformation Change Agent
Rick T. Zehner	VP Research & Special Projects

Ross Hamilton	VP Technology Governance
Frederic Jambukeswaran	VP Engineering
Irina Petrakova-Otto	VP Software Engineering
Paul A. Presley	VP CTO Wealth Management and Data Analytics
Sangeetha Rai	VP Technology Customer Success
Andrew Weisenborn	VP Test Engineering
Dave Writz	VP Field Customer Success

Manuel L. Barbero	VP & Chief Architecht

Ahmed Azam	VP Platforms & Operations
Chuck Dudley	VP Cloud & Development Operations
Srinvas J. Sarathy	VP Infrastructure & Operations
Matthew Stollenwerk	VP Infrastructure

Erika K. Luckow	VP Strategic Communications
Leslie J. O’Connell	VP Strategic Communications
Jennifer L. Ryan	VP Corporate Communications

Lee Hurley	VP Brand & Activation
James Murphy	VP Creative Director
Deborah Sumner	VP Prospect & Client Marketing

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 28.  Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2019 are shown below. In addition to the subsidiaries shown below, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company, registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Bradford Master Association Inc.(2)	North Carolina	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP V, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc. (2)	Tennessee	100.00
Trade Street Associates I, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2018, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)

Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 29.  Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 30.  Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of February 20, 2019, the directors and officers of NMIS are as follows:

Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Bradley L. Eull	Secretary
Stephen J. Frankl	Director, Planning and Sales
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Senior Vice President, Career Distribution
Bernd Huber	Chief Information Security Officer
Susan Limbach	Assistant Treasurer

Mark McNulty	NMIS Anti-Money Laundering Officer
Jennifer L. O’Leary	Treasurer and Financial and Operations Principal
Paul A. Presley	Chief Technology Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Rebecca L. Sujecki	Assistant Treasurer
William H. Taylor	Vice President, Financial Planning and Sales
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
Jeffrey B. Williams	Vice President, NMIS Compliance, Chief Compliance Officer
Terry R. Young	Assistant Secretary

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $1,111,244 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 31.  Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 32.  Management Services

There are no management-related service contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 33.  Fee Representation

The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the variable life insurance policies which are the subject of this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 26th day of April, 2019.

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT (Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Executive Vice President, Chief Legal Officer & Secretary		Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 26th day of April, 2019.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Executive Vice President, Chief Legal Officer & Secretary		Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

Executive Vice President and
/s/ MICHAEL G. CARTER	Chief Financial Officer;
Michael G. Carter	Principal Financial Officer

/s/ TODD JONES	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite

/s/ David J. Drury*	Trustee
David J. Drury

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Sheila M. Marcelo*	Trustee
Sheila M. Marcelo

/s/ Jaime Montemayor*	Trustee
Jaime Montemayor

/s/ Anne M. Paradis*	Trustee
Anne M. Paradis

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 26, 2019.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-6

POST-EFFECTIVE AMENDMENT NO. 31 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

Exhibit	Description
(j)(h)	Power of Attorney	Filed herewith
(k)	Opinion and Consent of Chris K. Gawart, Esq. dated April 26, 2019	Filed herewith
(n)	Consent of PricewaterhouseCoopers LLP dated April 26, 2019	Filed herewith
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith